As filed with the Securities and Exchange Commission on September 10, 2021
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No. 2
☒
Post-Effective Amendment No.
☐
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 2
☒

HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Prospectus
HARBOR FIXED INCOME ETFs
September 13, 2021
Fund	Exchange	Ticker

Harbor Scientific Alpha High-Yield ETF	NYSE Arca, Inc.	SIHY
Harbor Scientific Alpha Income ETF	NYSE Arca, Inc.	SIFI
The Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Shareholder and Account Policies
Dividends, Distributions and Taxes	25
Taxes on Creations and Redemptions of Creation Units	25
Cost Basis	26
For More Information
Fund Details	27
 No financial highlights exist for the Funds, which had not commenced operations as of the date of this Prospectus.

Harbor Scientific Alpha High-Yield ETF

Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1],[2]	0.00%
Total Annual Fund Operating Expenses	0.48%
1 Pursuant to the Investment Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2 “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
One Year	Three Years
$49	$154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund has not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of below investment-grade corporate bonds, commonly referred to as “high yield” or “junk” bonds, or unrated securities that BlueCove Limited (the “Subadviser”) considers to be of an equivalent credit quality, which may be represented by derivative instruments, including futures and swaps. The Subadviser determines whether a bond is rated below investment grade using a composite rating calculated by assigning a numerical value to those ratings of Moody’s, S&P and Fitch which are available for the bond and averaging those amounts to determine the rating. The Fund invests primarily in U.S. dollar denominated securities, including those of foreign issuers. Derivative instruments in which the Fund may invest include credit-default swaps and U.S. Treasury futures. The Fund may also invest in exchange-traded funds to manage aggregate portfolio exposures.
The Subadviser defines scientific alpha as the investment returns generated from following a structured investment process based on the testing of investment hypotheses using historical data. The Subadviser’s portfolio management team retains discretion with respect to all investment decisions.
The Subadviser’s investment process utilizes proprietary quantitative models to produce investment recommendations. The Subadviser generates proprietary insights based on its experience and reasoned intuition to form an investment hypothesis. Using historical market data, the Subadviser back-tests each investment hypothesis to determine whether actual observations appear consistent with the hypothesis over time. The Subadviser’s back-testing process involves the development of research parameters, internal peer review, and consideration of a wide range of analyses. Insights are weighted in the Subadviser’s models according to their deemed strength in predicting returns, as determined by the Subadviser through this testing process. In managing the Fund, the Subadviser will rely on insights that seek to target idiosyncratic company and security specific risk, which form the basis of security selection decisions and assess metrics such as company strength, company outlook, and credit spreads. In addition, the Fund will rely on the Subadviser’s market timing insights which the Subadviser uses to form a view on the attractiveness of credit and interest rate markets and assess metrics such as market expectations for growth and credit default rates. The Subadviser’s models consider data from multiple sources, including issuer-specific and macroeconomic information such as company cash flow, default risk, and earnings expectations.
The Subadviser expects that the majority of the Fund’s total returns will be generated from security selection of high yield bonds. Positions are sized based on an optimization which aims to effectively translate the insights gleaned from the Subadviser’s proprietary models into portfolio positions. The Subadviser’s optimization process seeks to maximize total returns while minimizing expected risk and transaction costs. The Subadviser measures risk at the portfolio level and on each instrument. Furthermore, concentration risk is minimized by capping exposures based on internal limits for single issuer and single issue positions. The Subadviser conducts performance measurement and risk analysis to seek to validate the accuracy of the investment process with the aim of achieving continuous improvement over time. The Subadviser may engage in frequent trading in the Fund to achieve its principal investment strategies.
Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does

1

Fund Summary

Harbor Scientific Alpha High-Yield ETF

not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The Fund has not commenced operations as of the date of this Prospectus and therefore, the weighted average maturity of the Fund’s portfolio is not available.
Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as “high yield” or “junk” bonds, but may invest in other fixed income instruments. As such, the Fund’s weighted average portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks impacting the Fund (in alphabetical order after the first five risks) include:
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade fixed income securities and unrated securities of similar credit quality (commonly referred to as “high-yield securities” or “junk bonds”). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment adviser believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

2

Fund Summary

Harbor Scientific Alpha High-Yield ETF

Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
ETF Risk: The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
Extension Risk: When interest rates are rising, certain callable fixed income securities may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may lead to the realization and distribution to shareholders of higher capital gains, which may increase a shareholder’s tax liability.
Inflation Risk: As inflation rises, the value of assets of or income, from the Fund’s investments may be worth less, as inflation decreases the value of payments at future dates. As a result, the real value of the Fund’s portfolio could decline.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Prepayment Risk: When interest rates are declining, the issuer of a fixed income security, including a pass-through security such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such as securities issued by the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government (such as securities issued by the Government National Mortgage Association), circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund’s returns may be adversely affected.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.

3

Fund Summary

Harbor Scientific Alpha High-Yield ETF

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.

Subadviser
BlueCove Limited (“BlueCove”) has subadvised the Fund since 2021.

Portfolio Managers
BlueCove employs a team approach in which a number of portfolio management individuals will be involved in the day-to-day investment decision making of the Fund. Mr. Brodsky, Mr. Harper, Mr. Thomas and Mr. Flannery are jointly responsible for managing the Fund.
Benjamin Brodsky, CFA BlueCove Limited
Mr. Brodsky is Chief Investment Officer of BlueCove and has managed the Fund since 2021.
Michael Harper, CFA BlueCove Limited
Mr. Harper is Head of Portfolio Management of BlueCove and has managed the Fund since 2021.
Benoy Thomas, CFA BlueCove Limited
Mr. Thomas is Head of Credit of BlueCove and has managed the Fund since 2021.
Garth Flannery, CFA BlueCove Limited
Mr. Flannery is Head of Asset Allocation of BlueCove and has managed the Fund since 2021.
Buying and Selling Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares of the Fund are listed and traded on an exchange at market price throughout the day rather than at NAV and may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at harborfunds.com.

4

Fund Summary

Harbor Scientific Alpha High-Yield ETF

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and/or its related companies may pay intermediaries, which may include banks, broker-dealers, or financial professionals, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

5

Harbor Scientific Alpha Income ETF

Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1],[2]	0.00%
Total Annual Fund Operating Expenses	0.50%
1 Pursuant to the Investment Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2 “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
One Year	Three Years
$51	$160

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund has not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
The Fund invests primarily in fixed income instruments, including fixed income derivative instruments such as credit default swaps and U.S. Treasury futures. The Fund may invest in exchange-traded funds to manage aggregate portfolio exposures. The Fund may also invest in the securities of foreign issuers, including emerging market bonds. The Fund may invest a majority of its assets in below investment-grade corporate bonds, commonly referred to as “high yield” or “junk” bonds, or unrated securities that BlueCove Limited (the “Subadviser”) considers to be of an equivalent credit quality. The Subadviser determines whether a bond is rated below investment grade using a composite rating calculated by assigning a numerical value to those ratings of Moody’s, S&P and Fitch which are available for the bond and averaging those amounts to determine the rating.
The Subadviser defines scientific alpha as the investment returns generated from following a structured investment process based on the testing of investment hypotheses using historical data. The Subadviser’s portfolio management team retains discretion with respect to all investment decisions.
The Subadviser’s investment process utilizes proprietary quantitative models to produce investment recommendations. The Subadviser generates proprietary insights based on its experience and reasoned intuition to form an investment hypothesis. Using historical market data, the Subadviser back-tests each investment hypothesis to determine whether actual observations appear consistent with the hypothesis over time. The Subadviser’s back-testing process involves the development of research parameters, internal peer review, and consideration of a wide range of analyses. Insights are weighted in the Subadviser’s models according to their deemed strength in predicting returns, as determined by the Subadviser through this testing process. In managing the Fund, the Subadviser will rely on market timing insights, which form the basis of asset allocation decisions between corporate credit and interest rate markets and assess metrics such as market expectations for growth and credit default rates. In addition, the Fund will rely on the Subadviser’s insights that seek to target idiosyncratic company and security specific risk by assessing metrics such as company strength, company outlook, and credit spreads. The Subadviser’s models consider data from multiple sources, including macroeconomic and issuer-specific information such as default rates, risk appetite, and earnings expectations.
The Subadviser expects that the majority of the Fund’s total returns will be generated from coupon income and from asset allocation decisions. Positions are sized based on an optimization which aims to effectively translate the insights gleaned from the Subadviser’s proprietary models into portfolio positions. The Subadviser’s optimization process seeks to maximize total returns while minimizing expected risk and transaction costs with an aim to manage volatility and drawdown risks. The Subadviser measures risk at the portfolio level, asset-class level and on each instrument. Furthermore, concentration risk is minimized by capping the exposure based on internal limits for a single issuer and single issue positions, as well as internal limits on the maximum high yield exposure in the Fund. The Subadviser conducts performance measurement and risk analysis to seek to validate the accuracy of the investment process through both insight and decision attribution, with the aim of achieving continuous improvement over time. The Subadviser may engage in frequent trading in the Fund to achieve its principal investment strategies.
Duration/Maturity: Duration is one of the characteristics that may be considered in the investment process. The Fund does not

6

Fund Summary

Harbor Scientific Alpha Income ETF

focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The Fund has not commenced operations as of the date of this Prospectus and therefore, the weighted average maturity of the Fund’s portfolio is not available.
Credit Quality: Under normal market conditions, the Fund may invest the majority of its assets in below investment-grade debt securities, commonly referred to as “high yield” or “junk” bonds, in addition to investment-grade securities. As such, the Fund’s weighted average portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks impacting the Fund (in alphabetical order after the first four risks) include:
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can only be purchased and redeemed in Creation
Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment adviser believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Emerging Market Risk: Because the Fund may invest in securities of emerging market issuers, an investment in the Fund may be subject to special risks in addition to those of U.S. securities. These

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Fund Summary

Harbor Scientific Alpha Income ETF

risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
ETF Risk: The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
Extension Risk: When interest rates are rising, certain callable fixed income securities may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may lead to the realization and distribution to shareholders of higher capital gains, which may increase a shareholder’s tax liability.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade fixed income securities and unrated securities of similar credit quality (commonly referred to as “high-yield securities” or “junk bonds”). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Inflation Risk: As inflation rises, the value of assets of or income, from the Fund’s investments may be worth less, as inflation decreases the value of payments at future dates. As a result, the real value of the Fund’s portfolio could decline.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Prepayment Risk: When interest rates are declining, the issuer of a fixed income security, including a pass-through security such as a mortgage-backed or an asset-backed security, may exercise

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Fund Summary

Harbor Scientific Alpha Income ETF

its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such as securities issued by the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government (such as securities issued by the Government National Mortgage Association), circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund’s returns may be adversely affected.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.

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Fund Summary

Harbor Scientific Alpha Income ETF

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.

Subadviser
BlueCove Limited (“BlueCove”) has subadvised the Fund since 2021.

Portfolio Managers
BlueCove employs a team approach in which a number of portfolio management individuals will be involved in the day-to-day investment decision making of the Fund. Mr. Brodsky, Mr. Harper, Mr. Flannery and Mr. Thomas are jointly responsible for managing the Fund.
Benjamin Brodsky, CFA BlueCove Limited
Mr. Brodsky is Chief Investment Officer of BlueCove and has managed the Fund since 2021.
Michael Harper, CFA BlueCove Limited
Mr. Harper is Head of Portfolio Management of BlueCove and has managed the Fund since 2021.
Garth Flannery, CFA BlueCove Limited
Mr. Flannery is Head of Asset Allocation of BlueCove and has managed the Fund since 2021.
Benoy Thomas, CFA BlueCove Limited
Mr. Thomas is Head of Credit of BlueCove and has managed the Fund since 2021.
Buying and Selling Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares of the Fund are listed and traded on an exchange at market price throughout the day rather than at NAV and may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at harborfunds.com.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and/or its related companies may pay intermediaries, which may include banks, broker-dealers, or financial professionals, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

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Additional Information about the Funds’ Investments

Investment Objectives
Harbor ETF Trust’s Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
The Harbor Scientific Alpha High-Yield ETF’s 80% investment policy may be changed by the Fund upon 60 days’ advance notice to the shareholders.

Principal Investments
Each Fund’s principal investment strategies are described in the Fund Summary section.
The main risks associated with investing in each Fund are summarized in the respective Fund Summary sections at the front of this Prospectus.
For additional risk factors that are not discussed in this Prospectus because they are not considered main risk factors, see Harbor ETF Trust’s Statement of Additional Information.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Fund’s shares will go up and down in price, meaning that you could lose money by investing in a Fund. Many factors influence a fund’s performance and a Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the main risks and additional risks of the Funds are described below.
FIXED INCOME SECURITIES
Fixed income securities, as used generally in this Prospectus, includes:
■
securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
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securities issued or guaranteed by a foreign government, governmental entity, supranational organization or government-sponsored enterprise;
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corporate debt securities of U.S. and non-U.S. dollar denominated issuers, including convertible securities and corporate commercial paper, issued publicly or through private placements, including Rule 144A securities and Regulation S bonds;
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preferred stocks;
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when issued or delayed delivery debt securities;
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inflation-indexed bonds issued both by governments and corporations;
■
structured notes, including hybrid or “indexed” securities and event-linked bonds; and
■
repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
Certain fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.
The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease liquidity in the fixed-income securities markets, making it harder for the Funds to sell their fixed-income investments at an advantageous time. Decreased market liquidity also may make it more difficult to value some or all of a Fund’s fixed-income securities holdings. Certain countries have experienced negative interest rates on certain fixed-income securities. A low or negative interest rate environment may pose additional risks to the Funds because low or negative yields on a Fund’s portfolio holdings may have an adverse impact on a Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s net asset value per share.
CREDIT QUALITY
Under normal market conditions, Harbor Scientific Alpha High-Yield ETF invests at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of below investment-grade corporate bonds, commonly referred to as “high yield” or “junk” bonds, or unrated securities that the Subadviser considers to be of an equivalent credit quality, which may be represented by derivative instruments, including futures and swaps. From time to time, the Harbor Scientific Alpha Income ETF may invest a majority of its assets in below investment-grade corporate bonds, commonly referred to as “high yield” or “junk” bonds, or unrated securities that the Subadviser considers to be of an equivalent credit quality.
Securities are investment-grade if:
■
They have a composite rating in the top four long-term rating categories when averaging the ratings of Moody’s, S&P and Fitch.
■
They have received a comparable short-term or other rating.

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Additional Information about the Funds’ Investments

■
They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.
Securities are considered below investment-grade (“junk” bonds) if:
■
They have a composite rating below one of the top four long-term rating categories when averaging the ratings of Moody’s, S&P and Fitch, or are deemed to be of an equivalent credit quality by the Subadviser.
■
They are unrated securities that the Subadviser believes to be of comparable quality.
A Fund may choose not to sell securities that are downgraded below the Fund’s minimum acceptable credit rating after their purchase. Each Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts or repurchase agreements, as applicable. An issuer, guarantor or counterparty could suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the Fund’s investment. Credit ratings may not be an accurate assessment of liquidity or credit risk.
GOVERNMENT SECURITIES
“Government securities,” as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. There are different types of government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are insured or guaranteed by the U.S. Treasury.
BELOW INVESTMENT-GRADE (“HIGH-YIELD”) RISK
Below investment-grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment-grade standing. Below investment-grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities may be subject to greater price volatility due to such factors as corporate developments, interest rate sensitivity, negative perceptions of the high-yield markets generally and limited secondary market liquidity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.
The market values of high-yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high-yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers’ inability to meet specific projected business forecasts. These below investment-grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high-yield bond market and investor perceptions regarding lower rated securities, whether or not based on the Funds’ fundamental analysis, may depress the prices for such securities.
Since investors generally perceive that there are greater risks associated with below investment-grade securities of the type in which the Funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market, resulting in greater yield and price volatility.
Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund’s net asset value.
The risk of loss from default for the holders of high-yield, fixed income securities is significantly greater than is the case for holders of other debt securities because such high-yield, fixed income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.
The secondary market for high-yield, fixed income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher

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Additional Information about the Funds’ Investments

rated securities. In addition, the trading volume for high-yield, fixed income securities is generally lower than that of higher rated securities and the secondary market for high-yield, fixed income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s net asset value. A less liquid secondary market may also make it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio.
Federal legislation could adversely affect the secondary market for high-yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.
Below investment-grade or high-yield, fixed income securities also present risks based on payment expectations. High-yield, fixed income securities frequently contain “call” or “buy-back” features, which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a “call option” and redeems the security, a Fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A Fund may also incur additional expenses to the extent that it is required to seek recovery upon default in the payment of principal or interest on a portfolio security.
Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of below investment-grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as preliminary indicators of investment quality. Investments in below investment-grade and comparable unrated obligations will be more dependent on the Subadviser’s credit analysis than would be the case with investments in investment-grade debt obligations. The Subadviser employs their own credit research and analysis, which may include a study of an issuer’s existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Subadviser continually monitors the investments in each Fund’s portfolio and evaluates whether to dispose of or to retain below investment-grade and comparable unrated securities whose credit quality may have changed.
There are special tax considerations associated with investing in bonds, including high-yield bonds, structured as zero coupon or payment-in-kind securities. For example, a Fund is required to report the accrued interest on these securities as current income each year even though it may receive no cash interest until the security’s maturity or payment date. The Fund may be required to sell some of its assets to obtain cash to distribute to shareholders in order to satisfy the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to such accrued interest. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.
DERIVATIVE INSTRUMENTS
Each Fund may use derivatives for any of the following purposes:
■
To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
■
As a substitute for purchasing or selling securities or foreign currencies.
■
In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
DERIVATIVES RISK
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market or currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives

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Additional Information about the Funds’ Investments

more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation or the net cash-settlement amount. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). With respect to U.S. Treasury futures, one party to the contract agrees to accept, and the other party agrees to make delivery of, a U.S. Treasury security, as called for in the agreement, at a specified date and at an agreed upon price. Transactions in futures contracts, including U.S. Treasury futures, involve brokerage costs, require margin deposits and, in the case of contracts obligating a Fund to purchase securities, commodities or currencies, require the Fund to maintain with the Funds’ custodian in a segregated account, or to set aside or restrict in the Subadviser’s and/or the Adviser’s, as applicable, records or systems, cash or liquid securities in an amount equal to the value of such underlying securities, commodities or currencies.

While transactions in futures contracts may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts transactions.
FOREIGN SECURITIES
The Subadviser is responsible for determining, to the extent relevant with respect to the Fund(s) that it manages, whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Subadviser may consider an issuer to be a foreign or emerging market issuer if:
■
the company has been classified by MSCI, FTSE, or S&P indices or another major index provider (as determined by the Subadviser) as a foreign or emerging market issuer;
■
the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
■
a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
■
the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
■
the Subadviser otherwise determines an issuer to be a foreign or emerging markets issuer in its discretion based on any other factors relevant to a particular issuer.
Each Fund’s portfolio manager(s) may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because each Fund’s Subadviser does not consult with one another with respect to the management of the Funds, each Fund’s Subadviser may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by each Fund’s Subadviser as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
Foreign Securities Risk
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio

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Additional Information about the Funds’ Investments

transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Funds’ custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds may invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadviser have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Funds may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”) subject to a withdrawal agreement that permitted the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expired at the end of 2020. During the transition phase, the United Kingdom and the EU negotiated and finalized a new, more permanent

15

Additional Information about the Funds’ Investments

trade deal. This was achieved in December 2020. Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. Many areas of economic activity were outside the scope of the negotiating mandate and, therefore, the longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is still unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments.
EMERGING MARKETS
The Funds may invest in securities and instruments that are economically tied to emerging market countries. The Subadviser generally considers an instrument to be economically tied to an emerging market country if: the issuer is organized under the laws of an emerging market country; the currency of settlement of the security is a currency of an emerging market country; the security is guaranteed by the government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government); for an asset-backed or other collateralized security, the country in which the collateral backing the security is located is an emerging market country; or the security’s “country of exposure” is an emerging market country, as determined by the criteria set forth below. With respect to derivative instruments, the Subadviser generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries or if an instrument’s “country of exposure” is an emerging market country. A security’s “country of exposure” is determined by the Subadviser using certain factors provided by a third-party analytical service provider. The Subadviser has broad discretion to identify countries that it considers to qualify as emerging markets. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe.
Emerging Markets Risk
Harbor Scientific Alpha Income ETF invests in fixed income securities of emerging market companies as part of its principal investment strategy. Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). In addition, emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Adviser’s or a Subadviser’s ability to evaluate local companies or their potential impact on a Fund’s performance. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and/or other countries have imposed economic sanctions on certain Russian and Chinese individuals and/or corporate entities.  The U.S. or other countries could also institute broader sanctions on Russia or China. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s portfolio. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
OPERATIONAL RISKS
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other

16

Additional Information about the Funds’ Investments

technological issues may adversely affect a Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect a Fund and its shareholders. While each Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to a Fund. In addition, similar incidents affecting issuers of securities held by a Fund may negatively impact Fund performance.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Funds, their investments and related risks, please see the Funds’ Statement of Additional Information.
TEMPORARY DEFENSIVE POSITIONS
A Fund may temporarily depart from its normal investment policies and strategies when the Subadviser believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, a Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Fund’s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.
In addition, a Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Exchange-Traded Fund Structure
Shares can be purchased and redeemed directly from a Fund at NAV only by authorized participants in large increments (Creation Units). A Fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market price of a Fund’s shares, like other exchange-traded securities, may include a “bid-ask spread” (the difference between the price at which investors are willing to buy shares and the price at which investors are willing to sell shares). A Fund’s market price per share will generally fluctuate with changes in the market value of the Fund’s portfolio holdings and as a result of the supply and demand for shares of the Fund on the listing exchange.
There is no guarantee that a Fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in a Fund’s shares or to engage in purchase or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio holdings and the market price of Fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
Investors may sustain losses if they pay more than a Fund’s NAV per share when purchasing shares or receive less than the Fund’s NAV per share when selling shares in the secondary market. In addition, trading of shares of the Funds in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, an investor may be unable to purchase or sell shares of a Fund. Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore also subject to the risk of increased volatility and price decreases associated with being sold short. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a Fund.
Certain accounts or Adviser affiliates, including other funds advised by the Adviser or third parties, may from time to time own (beneficially or of record) or control a substantial amount of a Fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control a Fund. Dispositions of a large number of shares of a Fund by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force a Fund to sell securities, which may increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares of a Fund on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material effect (upward or downward), on the market price of the Fund’s shares.

17

Additional Information about the Funds’ Investments

Portfolio Turnover
The Funds may engage in frequent trading to achieve their principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Although the higher turnover rate results in higher transaction costs and other expenses for the Fund, the Subadviser believes that the portfolio transactions are in the best interests of shareholders.

Portfolio Holdings Disclosure Policy
A full list of Fund holdings will be provided on harborfunds.com on each business day prior to the opening of regular trading on the listing exchange.
Additional information about Harbor ETF Trust’s portfolio holdings disclosure policy is available in the Statement of Additional Information.

18

The Adviser

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor ETF Trust. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor ETF Trust and the other products managed by the Adviser were approximately $64.3 billion as of June 30, 2021.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers. The Adviser evaluates and allocates each Harbor fund’s assets to one or more Subadvisers. Discretionary Subadvisers are responsible for the day-to-day management of the assets of the Harbor funds allocated to them. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers.
The Adviser also:
■
Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■
Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■
Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”), which extends to Harbor ETF Trust,  permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor ETF Trust’s business affairs. Pursuant to the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund, and subject to the general supervision of the Board of Trustees, the Adviser provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Adviser pays all other expenses of the Fund except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to the Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Scientific Alpha High-Yield ETF	1N/A	0.48%
Harbor Scientific Alpha Income ETF	1N/A	0.50
1
Has not commenced operations as of the date of this Prospectus.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds will be available in the Funds' annual report to shareholders dated October 31, 2021.
From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable a Fund to commence investment operations and/or achieve sufficient scale. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.

19

The Subadviser

The Subadviser and Portfolio Managers
Each Fund’s investments are selected by the Subadviser. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of shares in the Funds.
BlueCove Limited (“BlueCove”), located at 10 New Burlington Street, London, W1S 3BE, England, serves as Subadviser to Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF. The portfolio managers are primarily responsible for the day-to-day portfolio management of each Fund.
Harbor Scientific Alpha High-Yield ETF
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Benjamin Brodsky, CFA	2021
Mr. Brodsky joined BlueCove in 2018 and is Chief Investment
Officer. He was Co-Chief Investment Officer from 2018 until
2019. Prior to joining BlueCove, Mr. Brodsky was Managing
Director and Deputy Chief Investment Officer of Systematic
Fixed Income at BlackRock. Mr. Brodsky previously held
the role of Global Head of Fixed Income Asset Allocation
for Barclays Global Investors before it merged with BlackRock in 2009. Mr. Brodsky started his career in 1999 at Salomon
Brothers Asset Management.

Michael Harper, CFA	2021
Mr. Harper joined BlueCove in 2018 and is Head of Portfolio
Management. Prior to joining BlueCove, Mr. Harper was
Managing Director and Head of Core Portfolio Management
at BlackRock (formerly Barclays Global Investors) from 2001
to 2018. While at BlackRock, Mr. Harper was responsible
for building three new investment styles for EMEA and
managed the development of Smart Beta, Factor, and new
systematic strategies.

Benoy Thomas, CFA	2021
Mr. Thomas joined BlueCove in 2018 and is Head of Credit.
Prior to joining BlueCove, Mr. Thomas was a Managing
Director in Systematic Fixed Income at BlackRock focusing
on Credit and Capital structure investment strategies. During his 16 years at BlackRock and Barclays Global Investors,
Mr. Thomas helped formulate investment insights and
improve portfolio management processes. Previously,
Mr. Thomas was Assistant Vice President of Global Markets
at JP Morgan from 1999 to 2001.

Garth Flannery, CFA	2021
Mr. Flannery joined BlueCove in 2018 and is Head of Asset
Allocation. Prior to joining BlueCove, Mr. Flannery was
Director of Fixed Income Beta Research at BlackRock from
2016 to 2018. Prior to this, Mr. Flannery was a Portfolio
Manager and Researcher in Systematic Fixed Income at
BlackRock (formerly Barclays Global Investors) from 2003
to 2016.

Harbor Scientific Alpha Income ETF
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Benjamin Brodsky, CFA	2021
Mr. Brodsky joined BlueCove in 2018 and is Chief Investment
Officer. He was Co-Chief Investment Officer from 2018 until
2019. Prior to joining BlueCove, Mr. Brodsky was Managing
Director and Deputy Chief Investment Officer of Systematic
Fixed Income at BlackRock. Mr. Brodsky previously held
the role of Global Head of Fixed Income Asset Allocation
for Barclays Global Investors before it merged with BlackRock in 2009. Mr. Brodsky started his career in 1999 at Salomon
Brothers Asset Management.

20

The Subadviser

Harbor Scientific Alpha Income ETF — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Michael Harper, CFA	2021
Mr. Harper joined BlueCove in 2018 and is Head of Portfolio
Management. Prior to joining BlueCove, Mr. Harper was
Managing Director and Head of Core Portfolio Management
at BlackRock (formerly Barclays Global Investors) from 2001
to 2018. While at BlackRock, Mr. Harper was responsible
for building three new investment styles for EMEA and
managed the development of Smart Beta, Factor, and new
systematic strategies.

Garth Flannery, CFA	2021
Mr. Flannery joined BlueCove in 2018 and is Head of Asset
Allocation. Prior to joining BlueCove, Mr. Flannery was
Director of Fixed Income Beta Research at BlackRock from
2016 to 2018. Prior to this, Mr. Flannery was a Portfolio
Manager and Researcher in Systematic Fixed Income at
BlackRock (formerly Barclays Global Investors) from 2003
to 2016.

Benoy Thomas, CFA	2021
Mr. Thomas joined BlueCove in 2018 and is Head of Credit.
Prior to joining BlueCove, Mr. Thomas was a Managing
Director in Systematic Fixed Income at BlackRock focusing
on Credit and Capital structure investment strategies. During his 16 years at BlackRock and Barclays Global Investors,
Mr. Thomas helped formulate investment insights and
improve portfolio management processes. Previously,
Mr. Thomas was Assistant Vice President of Global Markets
at JP Morgan from 1999 to 2001.

21

Shareholder Information

Valuing Fund Shares
Each Fund’s NAV per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share is computed by dividing the net assets of a Fund by the number of Fund shares outstanding. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.
Shares of a Fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.
On holidays or other days when the NYSE is closed, the NAV is not calculated and a Fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which a Fund’s NAV is not calculated. Consequently, a Fund’s portfolio securities may trade and the NAV of the Fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or sell shares of the Fund.
Harbor ETF Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Each Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means a Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Buying and Selling Shares
Each Fund issues and redeems shares only in Creation Units at the NAV per share next determined after receipt of an order from an authorized participant. Authorized participants must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Only authorized participants may acquire shares directly from a Fund, and only authorized participants may tender their shares for redemption directly to a Fund, at NAV. Once created, shares trade in the secondary market in quantities less than a Creation Unit.

22

Shareholder Information

These transactions are made at market prices that may vary throughout the day and may be greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy shares of a Fund and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.
A Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the Statement of Additional Information.

Distribution and Service (12b-1) Fees
Harbor ETF Trust has adopted a distribution plan for each Fund in accordance with Rule 12b-1 under the Investment Company Act. Under each plan, the Funds are authorized to pay distribution and service fees to the Distributor for the sale, distribution and servicing of shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund may cost you more than certain other types of sales charges.

Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC), or its nominee, is the registered owner of all outstanding shares of the Funds. Your ownership of shares will be shown on the records of DTC and the DTC participant broker-dealer through which you hold the shares. Your broker-dealer will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker-dealer will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Frequent Purchases and Redemptions of Shares
Each Fund accommodates frequent purchases and redemptions of Creation Units by authorized participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into an agreement with a Fund.

Note to Authorized Participants Regarding Continuous Offering
Certain legal risks may exist that are unique to authorized participants purchasing Creation Units directly from a Fund. Because new Creation Units may be issued on an ongoing basis, at any point a “distribution," as such term is used in the Securities Act of 1933 (the 1933 Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the 1933 Act.
For example, you may be deemed a statutory underwriter if you purchase Creation Units from a Fund, break them down into individual Fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary market demand for Fund shares. A determination of whether a person is an underwriter for purposes of the 1933 Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

23

Shareholder Information

This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of a Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of each Fund may purchase and resell Fund shares pursuant to this prospectus.

24

Shareholder and Account Policies

 This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any capital gains at least annually in December. Each Fund declares and pays any dividends from net investment income monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary, to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from net investment income and/or capital gains. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gains distributions to you.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum rate of 15% or 20% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.”
When you sell Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds you receive and your tax basis for the shares that you sell or exchange. Character and tax status of distributions will be available to shareholders after the close of each calendar year.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds’ Statement of Additional Information.

Taxes on Creations and Redemptions of Creation Units
An authorized participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. An authorized participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized participants exchanging securities for Creation Units or redeeming Creation Units should consult their own tax advisers with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.
Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units held as capital assets is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.

25

Shareholder and Account Policies

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Cost Basis
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares subject to adjustments as required by the Internal Revenue Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. The cost basis information for sale transactions is generally required to be reported to the IRS and the shareholders. You may elect to have one of several cost basis methods applied to your account and should consult with your tax advisor regarding your specific situation. You should contact your financial intermediary through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

26

Fund Details

 Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborfunds.com or call 800-422-1050 during normal business hours.
CUSIP NUMBER	TICKER SYMBOL
Fixed Income ETFs
Harbor Scientific Alpha High-Yield ETF
41151J109	SIHY
Harbor Scientific Alpha Income ETF
41151J208	SIFI

Updates Available
For updates on the Harbor ETF Trust following the end of each calendar quarter, please visit our website at harborfunds.com.

27

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28

For more information
For investors who would like more information about the Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
484-320-6239
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Obtain Documents
Free copies of the annual and semi-annual reports, the SAI, and other information about the Funds are available:
harborfunds.com
800-422-1050
Harbor ETF Trust P.O. Box 804660 Chicago, IL 60680-4108
Investors may get text-only copies:
sec.gov
publicinfo@sec.gov (for a fee)
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer

Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer

Investment Company Act File No. 811-23661
ETF.P.FI.0921

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Prospectus
HARBOR DISRUPTIVE INNOVATION ETF
September 13, 2021
Fund	Exchange	Ticker

Harbor Disruptive Innovation ETF	NYSE Arca, Inc.	INNO
The Securities and Exchange Commission (SEC) has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Shareholder and Account Policies
Dividends, Distributions and Taxes	16
Taxes on Creations and Redemptions of Creation Units	16
Cost Basis	17
For More Information
Harbor Disruptive Innovation ETF Details	18
 No financial highlights exist for Harbor Disruptive Innovation ETF, which had not commenced operations as of the date of this Prospectus.

Harbor Disruptive Innovation ETF

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1],[2]	0.00%
Total Annual Fund Operating Expenses	0.75%
1 Pursuant to the Investment Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2 “Other Expenses” are estimated based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
One Year	Three Years
$77	$240

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests primarily in equity securities, principally common stocks, of companies selected based on their potential for growth tied to disruptive innovation. The Fund defines “disruptive innovation” as the development of new products, services, technologies and/or other advancements that could disrupt and displace existing businesses and business models over time. While the Fund invests primarily in securities of U.S. companies, the Fund may invest up to 25% of its assets in foreign securities, including those located in emerging market countries. The Fund invests in securities across the market capitalization spectrum.
The Fund employs a multi-manager approach to achieve its investment objective. The Fund’s investment adviser, Harbor Capital Advisors, Inc. (the “Adviser”) is responsible for selecting and overseeing investment subadvisers (each, a “Subadviser”) for the Fund. Each Subadviser is responsible for providing the Adviser with a model portfolio, which the Adviser will implement in its discretion in managing the Fund. Each Subadviser has its own process for identifying and evaluating companies that, in the Subadviser’s view, have the potential for growth tied to disruptive innovation. A Subadviser may recommend selling holdings when it believes that such company’s prospects have deteriorated, future growth is unlikely, or for other reasons that a Subadviser may identify. The Adviser is responsible for allocating the Fund’s assets among each Subadviser’s strategy as well as implementing each strategy (which includes buying and selling securities as recommended by each Subadviser). The Adviser does not expect to independently identify securities for investment for the Fund. The Adviser will determine allocations between each Subadviser’s strategy and adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies work in combination to produce what the Adviser believes is an enhanced risk-adjusted investment outcome for the Fund.
Holdings are expected to be diversified across sectors, but the Fund may, from time to time, have substantial exposure to a particular sector. Sector allocations are the result of the investment process for the Fund.
The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may invest in securities issued by equity real estate investment trusts (REITs). The Fund may also purchase American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.
The Adviser has selected 4BIO Partners LLP (“4BIO Capital”), NZS Capital, LLC (“NZS Capital”), Sands Capital Management, LLC (“Sands Capital”), Tekne Capital Management, LLC (“Tekne”) and Westfield Capital Management Company, L.P. (“Westfield”) to each serve as a Subadviser to the Fund.
4BIO Capital recommends securities to the Adviser that reflect 4BIO Capital’s focus on new companies developing emerging technologies to disrupt the advanced therapies space, which includes gene therapy, gene editing, cell therapy, ribonucleic acid (RNA) therapy (treatments that target RNA or deliver it to cells), targeted therapies (cancer treatments targeted at specific genes and proteins) and microbiome (the collection of microorganisms living in or on the human body). 4BIO Capital assesses company valuations with a view toward their future potential value creation and typically recommends divestment either upon the company’s acquisition

1

Fund Summary

Harbor Disruptive Innovation ETF

by another market player or when 4BIO Capital believes that future growth is unlikely.
NZS Capital recommends securities of companies to the Adviser that it believes to be highly adaptable to the disruption presented by the transition of economies from analog to digital. Though many of the companies identified by NZS Capital for investment are in the technology and communication segments of the market, NZS Capital believes that disruption is increasingly impacting all sectors of the economy and may identify companies for investment across sectors.
Sands Capital recommends securities to the Adviser based on Sands Capital’s belief that disruptive innovation improves upon the status quo, whether the innovations are on a large or small scale. Sands Capital identifies companies that it believes to have a leadership position in a promising business space, a significant competitive advantage, a clear mission, a value-add focus, financial strength and a rational valuation relative to the market and their business prospects. Sands Capital uses bottom-up research to identify companies across all sectors that it believes are benefitting from structural changes and secular trends that are distinct from cyclical economic factors.
Tekne recommends securities to the Adviser based on Tekne’s belief that a disruptive innovation company is one that creates, uses or enables technology to change or influence an existing or new workflow, product or service. Tekne seeks to identify investments that it believes will derive success from longer-term growth rather than near-term momentum. Tekne relies on its expertise in the telecommunications, media and technology sectors as well as related industries such as fin-tech.
Westfield recommends securities to the Adviser based on Westfield’s belief that disruptive innovation companies are those providing disruptive products or services to large addressable markets and that maintain a culture of continued innovation as they gain market share. Westfield will primarily focus on U.S. markets with a specialization in technology and health care.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first six risks) include:
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Disruptive Innovation Risk: Companies that the Subadviser and/or Adviser, as applicable, believes have the potential for growth tied to disruptive innovation may not in fact be successful. Companies developing new technologies, creating solutions, providing disruptive products or services, or which the Subadviser and/or Adviser, as applicable, believes to have leadership positions or competitive advantages may not be able to capitalize on those developments or positions. Such companies may encounter competition, regulation or other barriers. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies.
The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations in the future. A disruptive innovation may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation may not affect the value of the equity securities issued by the company.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Multi-Manager Risk: The Subadvisers’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. Moreover, the allocation of Fund assets among Subadvisers may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisers.
Non-Discretionary Implementation Risk: Because the Fund is managed pursuant to model portfolios provided by non-discretionary Subadvisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary subadvisers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary subadvisers.
Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established

2

Fund Summary

Harbor Disruptive Innovation ETF

market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment adviser believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
REIT Risk: Investing in REITs will subject the Fund to additional risks.  The REITs in which the Fund invests may decline in value as a result of factors affecting the real estate sector, such as changes in real estate values, changes in property taxes and government regulation affecting zoning, land use and rents, changes in interest rates, changes in the cash flow of underlying real estate assets, levels of occupancy, and market conditions, as well as the management skill and creditworthiness of the issuer.  Investments in REITs are also subject to additional risks, including the risk that REITs are unable to generate cash flow to make distributions to unitholders and fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk: The Subadvisers' judgment about the attractiveness, value and growth potential of a particular security may be incorrect.  The Subadviser and/or Adviser, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser and/or Adviser, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and/or Adviser, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

3

Fund Summary

Harbor Disruptive Innovation ETF

Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.

Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Spenser Lerner, CFA, Head of Multi-Asset Solutions, Managing Director and Portfolio Manager of Harbor Capital Advisors, Inc., has managed the Fund since 2021.
Kristof Gleich, CFA, President & CIO of Harbor Capital Advisors, Inc., has managed the Fund since 2021.

Subadvisers
The Adviser has engaged 4BIO Capital, NZS Capital, Sands Capital, Tekne and Westfield as subadvisers since 2021 to provide investment management services to the Fund on a non-discretionary basis.
Buying and Selling Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price.
Shares of the Fund are listed and traded on an exchange at market price throughout the day rather than at NAV and may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at harborfunds.com.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and/or its related companies may pay intermediaries, which may include banks, broker-dealers, or financial professionals, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

4

Additional Information about the Fund’s Investments

Investment Objective
Harbor ETF Trust’s Board of Trustees (the “Board of Trustees”) may change the Fund’s investment objective without shareholder approval.

Principal Investments
The Fund’s principal investment strategies are described in the Fund Summary section.
The main risks associated with investing in the Fund are summarized in the Fund Summary section at the front of this Prospectus.
For additional risk factors that are not discussed in this Prospectus because they are not considered main risk factors, see Harbor ETF Trust’s Statement of Additional Information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a fund’s performance and the Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the main risks and additional risks of the Fund are described below.
The name, investment objective and policies of the Fund are similar to those of other funds advised by the Adviser. However, the investment results of the Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, any other of these funds. A new fund or a fund with fewer assets under management may be more significantly affected by purchases and redemptions of its Creation Units than a fund with relatively greater assets under management would be affected by purchases and redemptions of its shares. As compared to a larger fund, a new or smaller fund is more likely to sell a comparatively large portion of its portfolio to meet significant Creation Unit redemptions, or invest a comparatively large amount of cash to facilitate Creation Unit purchases, in each case when the fund otherwise would not seek to do so. Such transactions may cause funds to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also accelerate the realization of taxable income if sales of securities result in gains and the fund redeems Creation Units for cash, or otherwise cause a fund to perform differently than intended. While such risks may apply to funds of any size, such risks are heightened in funds with fewer assets under management. In addition, new funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.
EQUITY SECURITIES
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Fund may invest in common and preferred stocks as well as depositary receipts.
COMMON STOCK
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.
DEPOSITARY RECEIPTS
The Fund may invest in depositary receipts, including, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
FOREIGN SECURITIES
The Fund may invest in equity securities of foreign developed market companies and emerging market companies as part of its principal investment strategy.
Each Subadviser and/or Adviser, as applicable, is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, each Subadviser and/or Adviser, as applicable, may consider an issuer to be a foreign or emerging market issuer if:
■
the company has been classified by MSCI, FTSE, or S&P indices as a foreign or emerging market issuer;

5

Additional Information about the Fund’s Investments

■
the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
■
a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
■
the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
■
each Subadviser and/or Adviser, as applicable, otherwise determines an issuer to be a foreign or emerging markets issuer in its discretion based on any other factors relevant to a particular issuer.
Each Subadviser and/or Adviser, as applicable, may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by a Subadviser and/or Adviser, as applicable, as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
Foreign Securities Risk
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest to permit the Fund’s assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability of the Fund to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Fund’s ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Fund’s assets; and (iv) difficulties in converting the Fund’s cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, the Fund could lose its entire investment in any

6

Additional Information about the Fund’s Investments

such country. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”) subject to a withdrawal agreement that permitted the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expired at the end of 2020. During the transition phase, the United Kingdom and the EU negotiated and finalized a new, more permanent trade deal. This was achieved in December 2020. Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. Many areas of economic activity were outside the scope of the negotiating mandate and, therefore, the longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is still unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of the Fund’s investments.
Emerging Markets Risk
The Fund invests in equity securities of emerging market companies as part of its principal investment strategy. Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). In addition, emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Adviser’s or a Subadviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and/or other countries have imposed economic sanctions on certain Russian and Chinese individuals and/or corporate entities.  The U.S. or other countries could also institute broader sanctions on Russia

7

Additional Information about the Fund’s Investments

or China. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
PREFERRED STOCK
Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions and generally carry no voting rights.
REAL ESTATE INVESTMENT TRUSTS
The Fund may gain exposure to the real estate sector by investing in real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject, directly or indirectly, to risks associated with ownership of real estate, including changes in the general economic climate or local conditions (such as an oversupply of space or a reduction in demand for space), loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, including competition based on rental rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of the properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. Real estate-related investments may entail leverage and may be highly volatile.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not generally taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.
Nontraditional real estate carries additional risks. Income expectations may not be met, competitive new supply may emerge, and specialized property may be difficult to sell at its full expected value or require substantial investment before it can be adapted to an alternate use should its original purpose falter.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
OPERATIONAL RISKS
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect the Fund and its shareholders. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to the Fund. In addition, similar incidents affecting issuers of securities held by the Fund may negatively impact Fund performance.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Fund, its investments and related risks, please see the Fund’s Statement of Additional Information.
TEMPORARY DEFENSIVE POSITIONS
The Fund may temporarily depart from its normal investment policies and strategies when the Subadviser and/or Adviser, as applicable, believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, the Fund may invest in derivatives or exchange traded funds that are consistent with the Fund’s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.

8

Additional Information about the Fund’s Investments

In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Exchange-Traded Fund Structure
Shares can be purchased and redeemed directly from the Fund at NAV only by authorized participants in large increments (Creation Units). The Fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market price of the Fund’s shares, like other exchange-traded securities, may include a “bid-ask spread” (the difference between the price at which investors are willing to buy shares and the price at which investors are willing to sell shares). The Fund’s market price per share will generally fluctuate with changes in the market value of the Fund’s portfolio holdings and as a result of the supply and demand for shares of the Fund on the listing exchange.
There is no guarantee that the Fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the Fund’s shares or to engage in purchase or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio holdings and the market price of Fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
Investors may sustain losses if they pay more than the Fund’s NAV per share when purchasing shares or receive less than the Fund’s NAV per share when selling shares in the secondary market. In addition, trading of shares of the Fund in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, an investor may be unable to purchase or sell shares of the Fund. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore also subject to the risk of increased volatility and price decreases associated with being sold short. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund.
Certain accounts or Adviser affiliates, including other funds advised by the Adviser or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the Fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the Fund. Dispositions of a large number of shares of the Fund by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell securities, which may increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares of the Fund on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material effect (upward or downward), on the market price of the Fund’s shares.

Portfolio Turnover
The Fund does not expect to engage in frequent trading to achieve its principal investment strategy. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

Portfolio Holdings Disclosure Policy
A full list of Fund holdings will be provided on harborfunds.com on each business day prior to the opening of regular trading on the listing exchange.
Additional information about Harbor ETF Trust’s portfolio holdings disclosure policy is available in the Statement of Additional Information.

9

The Adviser

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor ETF Trust. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor ETF Trust and the other products managed by the Adviser were approximately $64.3 billion as of June 30, 2021.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers. The Adviser evaluates and allocates each Harbor fund’s assets to one or more Subadvisers. Discretionary Subadvisers are responsible for the day-to-day management of the assets of the Harbor funds allocated to them. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of the Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers.
The Adviser also:
■
Seeks to ensure quality control in each Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■
Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■
Focuses on cost control.
In order to more effectively manage the Fund, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”), which extends to Harbor ETF Trust,  permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor ETF Trust’s business affairs. Pursuant to the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund, and subject to the general supervision of the Board of Trustees, the Adviser provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of the Fund and also bears the costs of various third-party services required by the Fund, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Adviser pays all other expenses of the Fund except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Disruptive Innovation ETF	1N/A	[2]0.75%
1
Has not commenced operations as of the date of this prospectus.
2
The Adviser has contractually agreed to limit the Fund’s total annual operating expenses, excluding interest expense (if any) to 0.50% through August 31, 2022. Only the Fund’s Board of Trustees may modify or terminate this arrangement.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable a Fund to commence investment operations and/or achieve sufficient scale. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.

10

The Adviser

The Portfolio Managers
The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of shares in the Fund.

Harbor Disruptive Innovation ETF
Harbor Capital Advisors, Inc. (“Harbor Capital”), located at 111 S. Wacker Drive, 34th Floor, Chicago, IL 60606, serves as Adviser to Harbor Disruptive Innovation ETF. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Harbor Capital will manage the Fund’s assets based upon model portfolios provided by multiple non-discretionary subadvisers.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Spenser P. Lerner, CFA	2021
Mr. Lerner joined Harbor Capital in 2020 and is the Head
of Multi-Asset Solutions, a Managing Director and Portfolio
Manager. Prior to joining Harbor Capital, Mr. Lerner was
a Vice President of Equity and Quantitative Investment
Research and Equity Manager Research for JP Morgan Asset
Management. Before that, he worked as a Research, Portfolio
Management and Quantitative Investment Strategy Associate
for JP Morgan Asset Management. Mr. Lerner began his
investment career in 2009.

Kristof Gleich, CFA	2021
Mr. Gleich joined Harbor Capital in 2018 and is President
& CIO. Prior to joining Harbor Capital, Mr. Gleich was a
Managing Director and Global Head of Manager Selection
at JP Morgan Chase & Co. Before that, he served as a fund
manager with Architas. Mr. Gleich began his investment
career in 2004.

11

The Subadvisers

The Subadvisers
For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers.

Harbor Disruptive Innovation ETF
Each of the Subadvisers below provides model portfolios to the Adviser, which is responsible for the day-to-day investment decision making for Harbor Disruptive Innovation ETF.
■
4BIO Partners LLP, located at 78 Pall Mall, London SW1Y 5ES, United Kingdom, provides a model portfolio to the Adviser, which the Adviser implements at its discretion with respect to a portion of the assets of the Fund.
■
NZS Capital, LLC, located at 1437 Larimer Street, Suite 200, Denver CO 80202, provides a model portfolio to the Adviser, which the Adviser implements at its discretion with respect to a portion of the assets of the Fund.
■
Sands Capital Management, LLC, located at 1000 Wilson Boulevard, Suite 3000, Arlington, VA 22209, provides a model portfolio to the Adviser, which the Adviser implements at its discretion with respect to a portion of the assets of the Fund.
■
Tekne Capital Management, LLC, located at 509 Madison Avenue, New York, NY 10022, provides a model portfolio to the Adviser, which the Adviser implements at its discretion with respect to a portion of the assets of the Fund.
■
Westfield Capital Management Company, L.P., located at One Financial Center, 23rd Floor, Boston, MA 02111, provides a model portfolio to the Adviser, which the Adviser implements at its discretion with respect to a portion of the assets of the Fund.

12

Shareholder Information

Valuing Fund Shares
The Fund’s NAV per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.
Shares of the Fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.
On holidays or other days when the NYSE is closed, the NAV is not calculated and the Fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the Fund’s portfolio securities may trade and the NAV of the Fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or sell shares of the Fund.
Harbor ETF Trust’s valuation procedures permit the Fund to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
The Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Buying and Selling Shares
The Fund issues and redeems shares only in Creation Units at the NAV per share next determined after receipt of an order from an authorized participant. Authorized participants must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Only authorized participants may acquire shares directly from the Fund, and only authorized participants may tender their shares for redemption directly to the Fund, at NAV. Once created, shares trade in the secondary market in quantities less than a Creation Unit.

13

Shareholder Information

These transactions are made at market prices that may vary throughout the day and may be greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy shares of the Fund and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.
The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the Statement of Additional Information.

Distribution and Service (12b-1) Fees
Harbor ETF Trust has adopted a distribution plan for the Fund in accordance with Rule 12b-1 under the Investment Company Act. Under the plan, the Fund is authorized to pay distribution and service fees to the Distributor for the sale, distribution and servicing of shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund may cost you more than certain other types of sales charges.

Book Entry
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC), or its nominee, is the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC participant broker-dealer through which you hold the shares. Your broker-dealer will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker-dealer will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Frequent Purchases and Redemptions of Shares
The Fund accommodates frequent purchases and redemptions of Creation Units by authorized participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, the Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into an agreement with the Fund.

Note to Authorized Participants Regarding Continuous Offering
Certain legal risks may exist that are unique to authorized participants purchasing Creation Units directly from the Fund. Because new Creation Units may be issued on an ongoing basis, at any point a “distribution," as such term is used in the Securities Act of 1933 (the 1933 Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the 1933 Act.
For example, you may be deemed a statutory underwriter if you purchase Creation Units from the Fund, break them down into individual Fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary market demand for Fund shares. A determination of whether a person is an underwriter for purposes of the 1933 Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

14

Shareholder Information

This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of the Fund is reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the Fund may purchase and resell Fund shares pursuant to this prospectus.

15

Shareholder and Account Policies

 This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.
Dividends, Distributions and Taxes
The Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The Fund declares and pays any dividends from net income and capital gains at least annually in December. The Fund may also pay dividends and capital gain distributions at other times if necessary, to avoid federal income or excise tax. The Fund expects distributions, if any, to be from net investment income and/or capital gains. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gains distributions to you.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by the Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Fund’s Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in the Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.”
When you sell Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds you receive and your tax basis for the shares that you sell or exchange. Character and tax status of distributions will be available to shareholders after the close of each calendar year.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from the Fund, as discussed in more detail in the Fund’s Statement of Additional Information.

Taxes on Creations and Redemptions of Creation Units
An authorized participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. An authorized participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized participants exchanging securities for Creation Units or redeeming Creation Units should consult their own tax advisers with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.
Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units held as capital assets is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.

16

Shareholder and Account Policies

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Cost Basis
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares subject to adjustments as required by the Internal Revenue Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. The cost basis information for sale transactions is generally required to be reported to the IRS and the shareholders. You may elect to have one of several cost basis methods applied to your account and should consult with your tax advisor regarding your specific situation. You should contact your financial intermediary through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

17

Harbor Disruptive Innovation ETF Details

 Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborfunds.com or call 800-422-1050 during normal business hours.
CUSIP NUMBER	TICKER SYMBOL
Harbor Disruptive Innovation ETF
41151J 307	INNO

Updates Available
For updates on the Harbor ETF Trust following the end of each calendar quarter, please visit our website at harborfunds.com.

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19

For more information
For investors who would like more information about the Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
484-320-6239
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Obtain Documents
Free copies of the annual and semi-annual reports, the SAI, and other information about the Funds are available:
harborfunds.com
800-422-1050
Harbor ETF Trust P.O. Box 804660 Chicago, IL 60680-4108
Investors may get text-only copies:
sec.gov
publicinfo@sec.gov (for a fee)
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer

Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer

Investment Company Act File No. 811-23661
ETF.P .DI.0921

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

STATEMENT OF ADDITIONAL INFORMATION – September 13, 2021

Harbor ETF Trust (“Harbor” or the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and includes the following series (individually or collectively referred to as a “Fund” or the “Funds”):
Fund	Principal U.S. Listing Exchange	Ticker
Harbor Scientific Alpha High-Yield ETF	NYSE Arca, Inc.	SIHY
Harbor Scientific Alpha Income ETF	NYSE Arca, Inc.	SIFI
Additional funds may be created by the Funds’ Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. The assets of each Fund are managed by one or more subadvisers (each, a “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Funds’ investment adviser (the “Adviser”).
This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Prospectus of the Funds dated September 13, 2021, as amended or supplemented from time to time. Additional information about each Fund’s investments is available at harborfunds.com or in the respective Fund’s Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Prospectus and the Statement of Additional Information, the Annual Reports, which contain the Funds’ audited financial statements, the Semi-Annual Reports, request other information and discuss their questions about the Funds by calling 800-422-1050, by writing to Harbor ETF Trust at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborfunds.com. No audited Annual or Semi-Annual reports exist for the Funds, which had not commenced operations as of the date of this Statement of Additional Information.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Each Fund is an exchange-traded fund that issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are issued in exchange for portfolio securities and/or cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.
Each Fund is a diversified management investment company that has its own investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Funds’ investment policies contained in the Prospectus.
A Fund may temporarily depart from its normal investment policies and strategies when the Fund’s Subadviser and/or the Adviser, as applicable, believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Funds investment objective. For instance, a Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one subadviser to another or receives large cash flows that it cannot prudently invest immediately.
In addition, a Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

80% Requirement
Harbor Scientific Alpha High-Yield ETF is subject to a policy, applied at the time of each purchase, of investing 80% of the Fund’s net assets, plus borrowings for investment purposes, in securities suggested by the Fund’s name, as set forth in its prospectus. Such a Fund need not sell non-qualifying securities that appreciated in value in order to bring its investments in compliance with the 80% requirement. However, any future investments must be made in a manner to bring the Fund’s investments in compliance with the 80% requirement. This policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.
The market value of derivatives that have economic characteristics similar to the investments included in a Fund’s 80% policy will be counted for purposes of this policy.

1

Investment Policies

Asset-Backed Securities
Each Fund may invest in asset-backed securities and in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation (“CMO”) structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.
Other types of mortgage-backed and asset-backed securities may be developed in the future, and a Fund may invest in them if the relevant Fund’s Subadviser and/or the Adviser, as applicable, determines they are consistent with the Fund’s investment objectives and policies.
Asset-backed securities entail certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interest in the related collateral. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.
In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.
Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Below Investment-Grade Fixed Income Securities
Harbor Scientific Alpha High-Yield ETF invests primarily in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. From time to time, Harbor Scientific Alpha Income ETF may invest a majority of its assets in below investment-grade securities.
Below investment-grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment-grade standing. Below investment-grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities may be subject to greater price volatility due to such factors as corporate developments, interest rate sensitivity, negative perceptions of the high-yield markets generally and limited secondary market liquidity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.
The market values of high-yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high-yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate

2

Investment Policies

Below Investment-Grade Fixed Income Securities — Continued
developments or the issuers’ inability to meet specific projected business forecasts. These below investment-grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high-yield bond market and investor perceptions regarding lower rated securities, whether or not based on the Funds’ fundamental analysis, may depress the prices for such securities.
Since investors generally perceive that there are greater risks associated with below investment-grade securities of the type in which the Funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market, resulting in greater yield and price volatility.
Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund’s net asset value.
The risk of loss from default for the holders of high-yield, fixed income securities is significantly greater than is the case for holders of other debt securities because such high-yield, fixed income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.
The secondary market for high-yield, fixed income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher rated securities. In addition, the trading volume for high-yield, fixed income securities is generally lower than that of higher rated securities and the secondary market for high-yield, fixed income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s net asset value. A less liquid secondary market may also make it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio.
Federal legislation could adversely affect the secondary market for high-yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.
Below investment-grade or high-yield, fixed income securities also present risks based on payment expectations. High-yield, fixed income securities frequently contain “call” or “buy-back” features, which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a “call option” and redeems the security, a Fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A Fund may also incur additional expenses to the extent that it is required to seek recovery upon default in the payment of principal or interest on a portfolio security.
Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of below investment-grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as preliminary indicators of investment quality. Investments in below investment-grade and comparable unrated obligations will be more dependent on each Subadviser’s credit analysis than would be the case with investments in investment-grade debt obligations. Each Fund’s Subadviser employs their own credit research and analysis, which may include a study of an issuer’s existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Each Fund’s Subadviser monitors the investments in each Fund’s portfolio and evaluate whether to dispose of or to retain below investment-grade and comparable unrated securities whose credit quality may have changed. There can be no assurance that the Fund’s Subadviser’s analysis will be accurate or complete. A Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers or reference obligors in its portfolio.

3

Investment Policies

Below Investment-Grade Fixed Income Securities — Continued
There are special tax considerations associated with investing in bonds, including high-yield bonds, structured as zero coupon or payment-in-kind securities. For example, a Fund is required to report the accrued interest on these securities as current income each year even though it may receive no cash interest until the security’s maturity or payment date. The Fund may be required to sell some of its assets to obtain cash to distribute to shareholders in order to satisfy the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to such accrued interest. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Borrowing
Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured.  Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF may borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of the Fund’s total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of the Adviser. Borrowing may exaggerate the effect on any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Brady Bonds
Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by Nicholas P. Brady, former U.S. Secretary of the Treasury. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Cash Equivalents
Each Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). Each Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits. Each Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of further political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

4

Investment Policies

Cash Equivalents — Continued
Each Fund may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Collateralized Debt Obligations
Each Fund may invest in each of collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a security issued by a trust that is backed by a diversified pool of high risk, below investment-grade fixed income securities. A CLO is a security issued by a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities and can be rated investment-grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, and aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for transactions under Rule 144A of the 1933 Act. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ prospectuses (i.e., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. These risks have recently led to actual defaults and market losses on CDOs known as “structured investment vehicles” or “SIVs.”

Convertible Securities
Each Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.
CONTINGENT CONVERTIBLE INSTRUMENTS
Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
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Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
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Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an

5

Investment Policies

Convertible Securities — Continued
issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos (such as a Fund) against the issuer with respect to or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a trigger, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
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Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Cybersecurity Risks
As the use of technology increases, a Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber attacks include, among other things, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data.
Cybersecurity breaches affecting a Fund or the Adviser, each Fund’s Subadviser, custodian, transfer agent, other third-party service providers, intermediaries and others may adversely impact a Fund and its shareholders. A cybersecurity breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s net asset value, impediments to trading, reputational damage, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, and compliance and other costs. Indirect cybersecurity breaches at third-party service providers, intermediaries, trading counterparties, governmental and other regulatory authorities, and exchange and other financial market operators may subject a Fund’s shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which a Fund invests may similarly negatively impact a Fund’s shareholders because of a decrease in the value of these securities.
The Funds have established policies and procedures designed to reduce the risks associated with cybersecurity breaches and other operational disruptions. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cybersecurity systems of issuers or third-party service providers. There is a risk that cybersecurity breaches will not be detected. In addition, there are inherent limitations to these policies and procedures and certain risks may not yet be identified and new risks may emerge in the future. The Funds and their shareholders could be negatively impacted as a result of any cybersecurity breaches or operational disruptions.

Delayed Funding and Revolving Credit Facilities
Each Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate cash or liquid securities with the Fund’s custodian, or set aside or restrict in the records or systems of the Fund’s Subadviser and/or the Adviser, as applicable, relating to the Fund, cash or liquid assets in an amount sufficient to meet such commitments that are marked-to-market daily.
The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans, and revolving credit facilities for which there is no readily available market, as illiquid for purposes of the Funds’ limitation on illiquid investments. Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of each Fund’s investment restriction relating to the lending of funds or assets by a Fund.

6

Investment Policies

Derivative Instruments
In accordance with its investment policies, each Fund may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the expectations of the Subadviser will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the expectations of the Subadviser concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative securities may include collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts and swap agreements (described below). The principal risks associated with derivative instruments are:
MARKET RISK
The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
LEVERAGE AND ASSOCIATED PRICE VOLATILITY
Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.
COUNTERPARTY CREDIT RISK
The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
LIQUIDITY AND VALUATION RISK
Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom-designed to meet the specialized investment needs of a relatively narrow group of institutional investors, such as the Funds, are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.
CORRELATION RISK
There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
Each derivative instrument purchased for a Fund’s portfolio is reviewed and analyzed by the Fund’s Subadviser to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.
RISKS ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES
Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.

7

Investment Policies

Derivative Instruments — Continued
The risk of early prepayments is the primary risk associated with interest-only debt securities (“IOs”), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest rate (“superfloaters”), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.
The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating rate securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities (“inverse floaters”), principal-only debt securities (“POs”), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.
Planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.
Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.
SEC REGULATORY CHANGE
On October 28, 2020, the SEC adopted Rule 18f-4 (the “Rule”) relating to the use of derivatives and certain other transactions by registered investment companies that rescinds the guidance of the SEC and its staff regarding asset segregation and cover transactions. Funds trading derivatives and other transactions that create future payment or delivery obligations are subject to a value-at-risk (“VaR”) leverage limit, certain other derivatives risk management program and testing requirements and requirements related to board reporting. These new requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in the Rule. To qualify, a fund trading reverse repurchase agreements or similar financing transactions will either (i) need to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or (ii) treat all reverse repurchase agreements or similar financing transactions as derivatives transactions. A fund is permitted to switch between these options but must maintain a written record that documents the fund’s choice. The implementation of these new requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Duration
Duration is a measure of average maturity that was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration can be one of the characteristics used in security selection for a fixed income fund.  The Funds do not focus on securities with a particular duration.
Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term-to-maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment and doesn’t take into account the pattern of the security’s payments prior to maturity. Duration is a measure of the average life of a fixed income security on a present value basis. Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), and weighing them by the present values of the cash to be received at each future

8

Investment Policies

Duration — Continued
point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.
Generally speaking, if interest rates move up by 100 basis points, the value of a fixed income security with a five-year duration will decline by five points. If the fixed income security’s duration was three years, it would decline by three points; two years — two points; and so on. To the extent a Fund is invested in fixed income securities, the value of the Fund’s portfolio will decrease in a similar manner given the conditions illustrated above.
Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

ESG Integration
The Subadviser’s incorporation of environmental, social and/or governance (“ESG”) considerations in its investment process may cause it to make different investments for a Fund than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy or processes. As a result, a Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so or sell securities when it might be otherwise disadvantageous for it to do so. Additionally, the Fund’s relative investment performance may be affected depending on whether such investments are in or out of favor with the market.
The Subadviser is dependent on available information to assist in the ESG evaluation process, and, because there are few generally accepted standards to use in evaluation, the process employed for a Fund may differ from processes employed for other funds.
A Fund may seek to identify companies that reflect certain ESG considerations, but investors may differ in their views of what constitutes positive or negative ESG-related outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Event-Linked Exposure
Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose all or a portion of its entire principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including, but not limited to, issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Fixed Income Securities
Each Fund may invest in fixed income securities. Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

9

Investment Policies

Fixed Income Securities — Continued
Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. Each Fund’s Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

Foreign Currency Transactions
Each Fund may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
Each Fund may enter into forward foreign currency exchange contracts for non-hedging purposes, such as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
When each Fund’s Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
Each Fund may engage in cross-hedging by using foreign contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Fund’s Adviser/Subadviser determines, for example, that there is a pattern of correlation between the two currencies. These practices may be limited by the requirements for qualification of the Funds as a regulated investment company for tax purposes. The Funds may also purchase and sell forward contracts for non-hedging purposes when each Fund’s Subadviser anticipates that the foreign currency will appreciate or depreciate in value but that securities in that currency do not present attractive investment opportunities and are not held in the Fund’s portfolio.
When a Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

10

Investment Policies

Foreign Currency Transactions — Continued
A Fund will only enter into transactions in forward contracts when deemed appropriate by the Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.
A Fund will place cash that is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract), in a separate account with the Funds’ custodian or will set aside or restrict that cash in the records or systems of the Subadviser. The amounts in such separate account, or set aside or restricted, will equal the value of the Fund’s total assets that are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account, or will set aside or restrict, additional cash or securities on a daily basis so that the value of the account or amount set aside or restricted will equal the amount of the Fund’s commitments with respect to such contracts.
Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets.
While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
An issuer of fixed income securities purchased by a Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Funds may also invest in debt securities denominated in the European Currency Unit (“ECU”), which is a “basket” consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency “baskets.”
A Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Securities
Each Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers, including in emerging market securities.
Each Fund’s Subadviser is responsible for determining, to the extent relevant with respect to the Fund(s) that it manages, whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, each Fund’s Subadviser may consider an issuer to be a foreign or emerging market issuer if:
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the company has been classified by MSCI, FTSE, or S&P indices or another major index provider (as determined by the Subadviser) as a foreign or emerging market issuer;
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the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
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a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
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the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
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each Fund’s Subadviser otherwise determines an issuer to be a foreign or emerging markets issuer in its discretion based on any other factors relevant to a particular issuer.
Each Subadviser and/or Adviser, as applicable, may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently.

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Investment Policies

Foreign Securities — Continued
Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by a Subadviser and/or Adviser, as applicable, as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
FOREIGN SECURITIES RISKS
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Funds’ custodian has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and Subadviser have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.

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Investment Policies

Foreign Securities — Continued
Certain countries in which the Funds may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”) subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expires at the end of 2020. During the transition phase, the United Kingdom and the EU will seek to negotiate and finalize a new, more permanent trade deal. Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments.
EMERGING MARKETS
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
Emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The degree of cooperation between issuers in emerging and frontier market countries with foreign and U.S. financial regulators may vary significantly. Accordingly, regulators may not have sufficient access to audit and oversee issuers, and there could be less information available about issuers in certain emerging market countries. As a result, the ability of the Adviser or a Subadviser to evaluate local companies or their potential impact on a Fund’s performance could be inhibited. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s portfolio. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in companies located in certain countries, prohibiting

13

Investment Policies

Foreign Securities — Continued
the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
On June 3, 2021, President Joseph Biden issued Executive Order 14032 (the “Order”), entitled “Executive Order on Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China.” The Order restricts transactions in publicly traded securities, or any publicly traded securities that are derivative of, or are designed to provide investment exposure to such securities, of Chinese military industrial complex companies (“CMIC”) by any United States person. The scope and implementation of the sanctions may change as additional guidance is issued. A Fund could be adversely affected by these sanctions. In particular, a Fund may not be permitted to invest in a CMIC in which it otherwise might invest.
INVESTING THROUGH STOCK CONNECT
Each Fund may invest in eligible securities, such as China A-Shares (“Stock Connect Securities”) that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a mutual market access program that allows Chinese investors to trade securities listed on the Hong Kong Stock Exchange via Chinese brokers and non-Chinese investors (such as the Funds) to purchase certain Shanghai- and Shenzhen-listed securities through brokers in Hong Kong without obtaining a special license. Purchases of securities through Stock Connect are subject to a number of restrictions, including market-wide trading volume and market cap quota limitations. Although individual investment quotas do not apply, participants in Stock Connect are subject to daily and aggregate investment quotas, which could restrict a Fund’s ability to invest in Stock Connect Securities.
Investments in Stock Connect Securities are generally subject to regulation by both Hong Kong and China and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, which are subject to change by these regulators. Investors may not sell, purchase or transfer Stock Connect Securities except through Stock Connect. Regulators may suspend or terminate Stock Connect trading in certain circumstances, which may adversely affect a Fund’s ability to trade Stock Connect Securities. A Fund may also be prohibited from trading Stock Connect Securities during local holidays.
Stock Connect transactions are not subject to the investor protection programs of the Hong Kong, Shanghai or Shenzhen Stock Exchanges. Although Chinese regulators have indicated that ultimate investors hold a beneficial interest in Stock Connect Securities, the Chinese law surrounding the rights of beneficial owners of securities and the legal mechanisms available to beneficial owners for enforcing their rights are underdeveloped and untested. As the law evolves, there is a risk that a Fund’s ability to enforce its ownership rights may be uncertain, which could subject the Fund to significant losses. Trading in Stock Connect Securities may be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities and may result in greater trading expenses borne by a Fund.
ADRs, EDRs, IDRs, AND GDRs
Each Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
PARTICIPATORY NOTES (“P-NOTES”)
Each Fund may invest in P-Notes, to seek to gain economic exposure to markets where holding an underlying security is not feasible. P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

14

Investment Policies

Foreign Securities — Continued
In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive the same voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Forward Commitments and When-Issued Securities
Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Funds’ custodian, or set aside or restrict in the Subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.
Recently finalized Financial Industry Regulatory Authority, Inc. (“FINRA”) rules include mandatory margin requirements that will require a Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.

15

Investment Policies

Futures Contracts and Options on Futures Contracts
To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Harbor Capital will be registered as a “commodity pool operator” and BlueCove will be registered as a “commodity trading advisor” under the Commodity Exchange Act and each is a member of the National Futures Association.
FUTURES CONTRACTS
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the Subadviser considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Subadviser would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or restricting in the Subadviser’s records or systems relating to the Fund, liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or restrict liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
HEDGING AND OTHER STRATEGIES
Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund

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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.
If, in the opinion of a Fund’s Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, commodities or commodity indices securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, each Fund’s Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
OPTIONS ON FUTURES CONTRACTS
Except as noted above, each Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same type. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
OTHER CONSIDERATIONS
A Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of commodities or securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of commodities or securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase.

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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities, commodities or currencies, require the Fund to maintain with the Funds’ custodian in a segregated account, or to set aside or restrict in the Subadviser’s records or systems, cash or liquid securities in an amount equal to the value of such underlying securities, commodities or currencies.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between a Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Funds’ ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.
RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS
There are several additional risks associated with transactions in commodity futures contracts.
Storage Risk. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment Risk. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Hybrid Instruments
Each Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security

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Investment Policies

Hybrid Instruments — Continued
may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Certain hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Position limits adopted by the CFTC may in the future limit the Funds’ ability to obtain indirect exposure to commodities through commodity-linked hybrid instruments or may increase the cost of such exposure.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the Investment Company Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the Investment Company Act.

Illiquid Securities
Each Fund will not invest more than 15% of its net assets in illiquid investments, as defined in Rule 22e-4 under the Investment Company Act. Fund investments will be considered illiquid if the Fund reasonably expects that such investments cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market values of the investments. The Trust, on behalf of each Fund has established a liquidity risk management program in accordance with Rule 22e-4 under the Investment Company Act, which provides for the assessment, management and periodic review of each Fund’s liquidity risk, the classification and monthly review of each Fund’s portfolio investments, the determination and periodic review of, and procedures to address a shortfall in, a Fund’s highly liquid investment minimum, if applicable, and limiting a Fund’s illiquid investments to 15% of the Fund’s net assets.
The Board of Trustees has adopted procedures for determining the liquidity of Fund investments that apply to all Funds. The Board of Trustees has delegated to the Adviser and Subadviser the daily function of determining and monitoring the liquidity of Fund investments in accordance with procedures adopted by the Board of Trustees. The Board of Trustees retains oversight of the liquidity determination process.

Inflation-Indexed Bonds
Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

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Investment Policies

Inflation-Indexed Bonds — Continued
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Funds may also invest in other inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if inflation was to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted by that government to reflect a comparable inflation index. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investments in Other Investment Companies
Each Fund may invest in the securities of other investment companies as permitted under the Investment Company Act rules and regulations thereunder. Securities of other investment companies, including shares of closed-end investment companies, business development companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad-based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market. Certain ETFs have received exemptive relief permitting other funds to invest in such ETFs in amounts in excess of the limits set forth above, subject to satisfaction of certain conditions by the ETF and the acquiring fund. One or more of the Funds may rely on such orders to make investments in ETFs in excess of these limits.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company (“RIC”) under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that a Fund should lose its status as a RIC during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

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Investment Policies

Loan Originations, Participations and Assignments
Each Fund may invest in loan originations, participations and assignments of portions of such loans. Additionally, these Funds may participate directly in lending syndicates to corporate borrowers. When a Fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with the terms of the relevant credit agreement. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount. Participations, originations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may be able to enforce its rights only through the lender and may assume the credit risk of the lender in addition to the borrower.
The Funds may purchase participations in commercial loans, which may be secured or unsecured. Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The Funds may participate in lending syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an offering bank or other financial intermediary. The participation interests in which a Fund invests may not be rated by any nationally recognized rating service.
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the institutions that are parties to the loan agreement. Unless a Fund has direct recourse against the corporate borrower, under the terms of the loan or other indebtedness, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (i.e., an insurance company or governmental agency) similar risks may arise.
Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral may be difficult to liquidate, decline in value or be insufficient or unavailable to satisfy a borrower’s obligation. As a result, the Fund may not receive money or payment to which it is entitled under the loan.
The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund, in applying its investment restrictions, generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, and where the participation does not shift the direct debtor-creditor relationship with the corporate borrower to the Fund, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete and transactions in loans are typically subject to long settlement periods (often longer than seven days). Consequently, some indebtedness may be difficult or impossible to dispose of readily at what each Fund’s Subadviser and/or the Adviser, as applicable, believes to be a fair price and, as a result, a Fund’s ability to meet redemption obligations may be impaired. Thus, a Fund may be adversely affected by selling other, more liquid, investments at an unfavorable time and/or under

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Investment Policies

Loan Originations, Participations and Assignments — Continued
unfavorable conditions, by having to engage in borrowing transactions, such as borrowing against a credit facility, or by taking other actions to raise cash to meet redemption obligations or pursue other investment opportunities. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. Nevertheless, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Funds’ investment restrictions relating to the lending of funds or assets by a Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. In certain circumstances, loans may not be deemed to be securities. As a result, as an investor in such loans, a Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and any anti-fraud protections available under applicable state law. In the absence of definitive regulatory guidance, the Funds rely on the Subadviser’s’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Municipal Bonds
Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. Municipal bonds share the attributes of fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds that a Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax exempt private activity bonds and industrial development bonds generally also are revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).
Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.
These Funds may invest in municipal warrants, which are essentially call options on municipal bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a municipal bond in the future. The Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. The Funds may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). The Funds may invest in Residual Interest Bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs.
Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.
Prices and yields on municipal bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as information made available by corporations whose securities are publicly traded.
Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other

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Investment Policies

Municipal Bonds — Continued
conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s municipal bonds in the same manner.
The bankruptcy of a large city is rare, making its consequences difficult to predict. A Fund’s investments in securities affected by a city’s bankruptcy may decline in value and could reduce the Fund’s performance. In addition, difficulties in the municipal securities markets could result in increased illiquidity, volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
The secondary market for municipal bonds typically has been less liquid than that for taxable fixed income securities, and this may affect a Fund’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, municipal bonds rated below investment-grade (i.e., high-yield municipal bonds) may not be as liquid as higher-rated municipal bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a municipal bond and on a Fund’s ability to sell a municipal bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing a Fund’s portfolio.

Options and Futures Transactions
Except as described under “Options on Securities, Securities Indices and Currency” and “Futures Contracts and Options on Futures Contracts,” each Fund may buy and sell options contracts, financial futures contracts and options on futures contracts, and may purchase and sell options and futures based on securities, indices, currencies, commodities and other assets, including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage a Fund’s exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.
Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund’s return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest but may produce income, gains or losses.
The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any margin paid or premium received. The Funds’ transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.
RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised.
Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume;

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Investment Policies

Options and Futures Transactions — Continued
or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Each Fund’s Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Options on Securities, Securities Indices and Currency
Each Fund may use options on currencies for cross-hedging purposes and to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.A Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
WRITING COVERED OPTIONS
A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund, with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment, and/or (iii) purchasing an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account with the Funds’ custodian or by setting them aside or restricting them in the Subadviser’s records or systems relating to the Fund. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
PURCHASING OPTIONS
A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

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Investment Policies

Options on Securities, Securities Indices and Currency — Continued
The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.
Each Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Preferred Stocks
Each Fund may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions and generally carry no voting rights.

Regulatory Risk and Other Market Events
Financial entities are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Legislative or administrative changes or court decisions relating to the Code may adversely affect a Fund and/or the issuers of securities held by a Fund.
The Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”) and other similar types of reference rates (each, a “Reference Rate”). In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR and certain other Reference Rates may cease to be available or appropriate for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute Reference Rate may also adversely affect the Fund’s performance and/or net asset value. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.  The termination of certain Reference Rates presents risks to the Funds. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting a Fund’s overall financial condition or results of operations.
Events such as natural disasters, pandemics, epidemics, and social unrest in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza

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Investment Policies

Regulatory Risk and Other Market Events — Continued
or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Repurchase Agreements
Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of FINRA, or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the  respective  Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Restricted Securities
Each Fund may purchase and sell restricted securities. Restricted securities are securities acquired in an unregistered, private sale from the issuing company or from an affiliate of the issuer. Restricted securities would be required to be registered under the Securities Act of 1933 (the “1933 Act”) prior to distribution to the general public, but they may be eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Reverse Repurchase Agreements
Each Fund may enter into reverse repurchase agreements with banks for temporary or emergency purposes. Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to the extent permitted by the Fund’s restrictions on borrowing. A reverse repurchase agreement involves the sale of a portfolio security by the Fund, coupled with an agreement to repurchase the security at a specified time and price. During the reverse repurchase agreement, the Fund continues to receive principal and interest payments on the underlying securities. Each Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Funds’ custodian, or set aside or restrict assets in the Subadviser’s records or systems relating to the Fund, to cover its obligations under reverse repurchase agreements.
While not considered senior securities, reverse repurchase agreements are considered borrowings and as such are subject to the same risks associated with borrowing by the Fund. When the Fund engages in borrowing for investment purposes, also known as financial leverage, the Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; and in certain cases, interest costs may exceed the return received on the securities purchased. An increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the net asset value of the Fund’s shares.

Rights and Warrants
Each Fund may invest in rights and warrants. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders

26

Investment Policies

Rights and Warrants — Continued
of rights and warrants have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a right or warrant may not necessarily change with the value of the underlying securities. Rights and warrants cease to have value if they are not exercised prior to their expiration date. Investments in rights and warrants are thus speculative and may result in a total loss of the money invested.
LOW EXERCISE PRICE WARRANT (“LEPW”)
Each Fund may invest in LEPWs to seek to gain economic exposure to markets where holding an underlying security is not feasible. A LEPW is a type of warrant with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a LEPW effectively pays the full value of the underlying common stock at the outset. As in the case of any exercise of warrants, there may be a time delay between the time a holder of LEPWs gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.
Because of its low exercise price, a LEPW is virtually certain to be exercised and the value and performance of its intrinsic value is effectively identical to that of the underlying security. These features are designed to allow participation in the performance of a security where there are legal or financial obstacles to purchasing the underlying security directly. If the LEPW is cash-settled, the buyer profits to the same extent as with a direct holding in the underlying security, but without having to transact in it.

Securities Lending
Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33⅓% of the value of the total assets of the Fund.

Short Sales
Each Fund may engage in short sales of securities to: (i) offset potential declines in long positions in similar securities, (ii) increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.

27

Investment Policies

Short Sales — Continued
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage by segregating cash or liquid securities with the Fund’s custodian, or setting aside or restricting in the Subadviser’s records or systems related to the Fund, cash or liquid securities that the Fund’s portfolio manager(s) determines to be liquid and that are equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Sovereign Debt Obligations
Each Fund may invest in sovereign debt obligations. Sovereign debt obligations, such as foreign government debt or foreign treasury bills, involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited or no recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers, and may result in illiquidity. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. As a holder of government sovereign debt, a Fund may be requested to participate in the restructuring of sovereign indebtedness, including the rescheduling of debt payments and the extension of further loans to government debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, in the past several years the governments of countries in the European Union experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of a Fund’s investments in that country’s sovereign debt obligations.

Structured Products
Each Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.

28

Investment Policies

Structured Products — Continued
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of the Fund.
CREDIT-LINKED SECURITIES
Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon) value of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
STRUCTURED NOTES AND INDEXED SECURITIES
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, each Fund’s Subadviser will analyze these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.
Certain issuers of structured products may be deemed to be investment companies as defined in the Investment Company Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the Investment Company Act.

29

Investment Policies

Structured Products — Continued
EQUITY-LINKED SECURITIES AND EQUITY-LINKED NOTES
Each Fund may invest a portion of their respective assets in equity-linked securities. Equity-linked securities are privately issued derivative securities that have a return component based on the performance of a single stock, a basket of stocks, or a stock index. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments.
An equity-linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock, a basket of stocks, or a stock index. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Because the notes are equity linked, they may return a lower amount at maturity due to a decline in value of the linked security or securities. To the extent a Fund invests in equity-linked notes issued by foreign issuers, it will be subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies. Equity-linked notes are also subject to default risk and counterparty risk.

Swaps, Caps, Floors and Collars
Each Fund may enter into swaps, caps, floors, and collars for hedging purposes or to seek to increase total return. For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Most types of over-the-counter swap agreements entered into by the Funds will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under an over-the-counter swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Certain types of swaps are exchange-traded and subject to clearing. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in a Fund and its counterparties posting higher margin amounts for OTC swaps.
These Funds may from time to time combine swaps with options. Interest rate swaps involve the exchange of respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.
These Funds will enter into interest rate or mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Fund under an interest rate or mortgage swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest

30

Investment Policies

Swaps, Caps, Floors and Collars — Continued
rate floor, cap or collar are held in a segregated account consisting of, or are set aside or restricted in the records or systems of the Fund’s Subadviser relating to the Fund in the form of, cash or liquid assets, the Fund and each Fund’s Subadviser believes that swaps do not constitute senior securities under the Investment Company Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restriction.
Each Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the respective Fund generally and meets any other appropriate counterparty criteria as determined by each Fund’s Subadviser. The minimum credit quality requirements for each Fund are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated).
Each Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market. A swap transaction for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities means the counterparty would be obligated to pay the Fund a return based on the market price of the foreign equity security and the Fund would be obligated to pay the counterparty a return based upon a fixed or floating interest rate. As used above, “sale” means a sale to close out the purchase of a foreign equity security through a swap transaction as opposed to a short sale.
Each Fund’s current obligations under a swap agreement are accrued daily (offset against any amounts owed by the counterparty to the Fund) and any accrued but unpaid net amounts owed to a counterparty are covered by segregating or earmarking Fund assets determined to be liquid by each Fund’s Subadviser and/or the Adviser, as applicable, in accordance with liquidity procedures established by the Funds’ Board of Trustees. Obligations under swap agreements that are covered in this manner are not considered “senior securities” for purposes of a Fund’s investment restriction regarding senior securities, in accordance with prior staff guidance.
Each Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in each Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.
CREDIT DEFAULT SWAPS
Each Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation or the net cash-settlement amount. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation or a net cash-settlement amount. As a seller, during the term of the contract, the Fund will place cash that is not available for investment or liquid securities, equal to the full notional value of the reference obligation, in a separate account with the Fund’s custodian or will set aside or restrict cash or liquid securities in the records or systems of the Funds, Subadviser, relating to the Fund. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Trust-Preferred Securities
Each Fund may also invest in trust-preferred securities. These securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest

31

Investment Policies

Trust-Preferred Securities — Continued
payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Funds.

U.S. Government Securities
Each Fund may invest in U.S. government securities. Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.
On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Ginnie Mae, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

32

Investment Policies

U.S. Government Securities — Continued
In addition to securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Variable and Floating Rate Securities
Each Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

33

Exchange Listing and Trading
The Funds issue and sell new Creation Units of shares on an ongoing basis. At any point a “distribution” may occur, as such term is defined in the 1933 Act. Depending on the circumstances, some activities of broker-dealers and other persons may result in their being considered participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.
A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular circumstance. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if after placing an order with a Fund’s distributor, it takes Creation Units and breaks them down into constituent shares and sells such shares directly to customers. Or, a broker-dealer firm or its client may be deemed a statutory underwriter if it combines the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Such examples do not reflect all the activities that could lead to categorization as an underwriter.
Broker dealers who are not underwriters but are participating in a distribution (not ordinary secondary trading transactions), and thus dealing with shares of a Fund that are part of an “unsold allotment” as such term is defined in the 1933 Act, would be unable to take advantage of the prospectus delivery exemption under Section 4(a)(3) of the 1933 Act. The prospectus delivery exemption is not available in respect of such transactions due to Section 24(d) of the Investment Company Act. Accordingly, broker-dealers should note that dealers who are not underwriters but are participating in a distribution (not ordinary secondary market transactions) and thus dealing with the shares of a Fund that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act is owed to an exchange member in connection with a sale on an exchange and is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
Shares of each Fund have been approved for listing and trading on an exchange. Each Fund’s shares trade on an exchange at prices that may differ to some degree from its NAV. The listing exchange may remove a Fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the listing exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) the Fund no longer complies with certain listing exchange rules; or (iv) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on such exchange inadvisable. The listing exchange will remove a Fund’s shares from listing and trading upon termination of the Trust. There can be no assurance that a Fund will continue to meet requirements of the listing exchange necessary to maintain the listing of a Fund’s shares.
As in the case of other publicly-traded securities, shares that are bought and sold through a broker will incur a brokerage commission determined by that broker.

34

Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, each Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.
A Fund may not:
(1)
with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
(2)
borrow money, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief;
(3)
act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with each Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(4)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or any of its agencies or instrumentalities);
(5)
issue senior securities, except as permitted under the Investment Company Act;
(6)
purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(7)
invest in commodities or commodity contracts, except that each Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction; or
(8)
make loans to other persons, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief.
Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
For purposes of fundamental investment restriction no. 4, each Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.
For purposes of fundamental investment restriction no. 7, each Fund interprets its policy with respect to the investment in commodities or commodity contracts to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s Prospectus and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.
From time to time, each Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage

35

Investment Restrictions

Fundamental Investment Restrictions — Continued
investment limitation listed above or any percentage investment limitation of the Investment Company Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor ETF Trust have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, each Fund may not:
(a)
purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)
make short sales of securities, except as permitted under the Investment Company Act;
(c)
invest more than 15% of the Fund’s net assets in illiquid investments;
(d)
invest in other companies for the purpose of exercising control or management; or
(e)
with respect to those Funds that are underlying Funds of the Harbor Target Retirement Funds (series of another registrant that invests in other funds), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act.

36

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and Officers of Harbor ETF Trust is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (58) Trustee	Since 2021	Chairman (2015-2020) and Trustee (2011-Present), Rare (conservation nonprofit); Trustee, Berkshire School (2014-Present); Trustee, The Nature Conservancy, Massachusetts Chapter (2018-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc. (publicly traded investment management firm).	34	None
Donna J. Dean (69) Trustee	Since 2021	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (2001-2019).	34	None
Randall A. Hack (74) Trustee	Since 2021	Founder and Senior Managing Director of Capstone Capital LLC (private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); Advisory Director of Berkshire Partners (private equity firm) (2002-2013); Founder and Senior Managing Director of Nassau Capital, LLC (private investment firm, investing solely on behalf of the Princeton Endowment) (1995-2001); and President of The Princeton University Investment Company (1990-1994).	34	None
Robert Kasdin (63) Trustee	Since 2021	Senior Vice President and Chief Operating Officer (2015-Present) and Chief Financial Officer (2018-Present), Johns Hopkins Medicine; Senior Executive Vice President, Columbia University (2002-2015); Trustee and Member of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-2019); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director and Executive Committee Member, The Y in Central Maryland (2018-Present).	34	Director of Apollo Commercial Real Estate Finance, Inc. (2014- Present).
Kathryn L. Quirk (68) Trustee	Since 2021
Vice President, Senior Compliance Officer and Head, U.S. Regulatory
Compliance, Goldman Sachs Asset Management (2013-2017); Deputy Chief
Legal Officer, Asset Management, and Vice President and Corporate Counsel,
Prudential Insurance Company of America (2010-2012); Co-Chief Legal Officer,
Prudential Investment Management, Inc., and Chief Legal Officer, Prudential
Investments and Prudential Mutual Funds (2008-2012); Vice President and
Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential
Insurance Company of America, and Chief Legal Officer, Prudential
Investments (2005-2008); Vice President and Corporate Counsel and Chief
Legal Officer, Mutual Funds, Prudential Insurance Company of America
(2004-2005); Member, Management Committee (2000-2002), General Counsel
and Chief Compliance Officer, Zurich Scudder Investments, Inc. (1997-2002).
			34	None
Douglas J. Skinner (59) Trustee	Since 2021	Professor of Accounting (2005-Present), Deputy Dean for Faculty (2015-2016, 2017-Present), Interim Dean (2016-2017), University of Chicago Booth School of Business.	34	None
Ann M. Spruill (67) Trustee	Since 2021	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Public Equities, Museum of Fine Arts, Boston (2000-2020); and Trustee, Financial Accounting Foundation (2014-2020).	34	None

37

Trustees and Officers

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Charles F. McCain (51)* Chairman, Trustee and President	Since 2021
Chief Executive Officer (2017-Present), Director (2007-Present), President
and Chief Operating Officer (2017), Executive Vice President and General
Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital
Advisors, Inc.; Director and Chairperson (2019-Present), Harbor Trust
Company, Inc.; Director (2007-Present) and Chief Compliance Officer
(2004-2017), Harbor Services Group, Inc.; Chief Executive Officer (2017-
Present), Director (2007-Present), Chief Compliance Officer and Executive
Vice President (2007-2017), Harbor Funds Distributors, Inc.; and Chief
Compliance Officer, Harbor Funds (2004-2017).
			34	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (46) Chief Compliance Officer	Since 2021
Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior Vice President
and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; Director and Secretary (2019-Present), Harbor
Trust Company, Inc.; Director, Executive Vice President (2017-Present) and Chief Compliance Officer (2017-2021), Harbor
Funds Distributors, Inc.; Director (2017-Present) and Assistant Secretary (2014-Present), Harbor Services Group, Inc.;
and AML Compliance Officer (2010-2017) and Vice President and Secretary (2007-2017), Harbor Funds.

Anmarie S. Kolinski (49) Treasurer	Since 2021
Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Director and Treasurer
(2019-Present), Harbor Trust Company, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; and
Chief Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.

Kristof M. Gleich (41) Vice President	Since 2021
President (2018-Present) and Chief Investment Officer (2020), Harbor Capital Advisors, Inc.; Director, Vice Chairperson,
President (2019-Present) and Chief Investment Officer (2020-Present), Harbor Trust Company, Inc.; and Managing Director,
Global Head of Manager Selection (2010-2018), JP Morgan Chase & Co.

Gregg M. Boland (57) Vice President	Since 2021
Executive Vice President (2020-Present), Vice President (2019-2020), Harbor Capital Advisors, Inc.; President (2019-Present),
Senior Vice President – Operations (2016-2019), and Vice President – Operations (2007-2015), Harbor Services Group,
Inc.; and Senior Vice President, AML Compliance Officer, and OFAC Officer (2019-Present), Harbor Funds Distributors,
Inc.

Diana R. Podgorny (42) Secretary	Since 2021
Senior Vice President and Assistant General Counsel (2020-Present), Vice President and Assistant General Counsel
(2017-2020), Harbor Capital Advisors, Inc.; Director and Vice President (2020 – Present), Harbor Trust Company, Inc.;
Vice President and Counsel, AMG Funds LLC (2016-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II
and AMG Funds III (2016-2017); Assistant Secretary, AMG Funds IV (2010-2017); and Vice President and Counsel, Aston
Asset Management, LLC (2010-2016).

Jodie L. Crotteau (49) Assistant Secretary	Since 2021
Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Chief Compliance
Officer and AML/OFAC Officer (2019-Present), Harbor Trust Company, Inc.; Chief Compliance Officer and Secretary
(2017-present) and Assistant Secretary (2015-2016), Harbor Services Group, Inc.; Chief Compliance Officer (2021-present)
and Assistant Secretary (2016-present), Harbor Funds Distributors, Inc.; Vice President and Chief Compliance Officer,
Grosvenor Registered Funds (2011-2014); and Vice President, Grosvenor Capital Management, L.P. (2010-2014).

Lana M. Lewandowski (41) AML Compliance Officer and Assistant Secretary	Since 2021	Legal & Compliance Manager (2016-Present) and Legal Specialist (2012-2015), Harbor Capital Advisors, Inc.
Lora A. Kmieciak (57) Assistant Treasurer	Since 2021
Senior Vice President – Fund Administration and Analysis (2017-Present), Senior Vice President - Business Analysis
(2015-2017), Harbor Capital Advisors, Inc.; Vice President (2020 – Present), Harbor Trust Company, Inc.; and Assurance
Executive Director, Ernst & Young LLP (1999-2015).

John M. Paral (52) Assistant Treasurer	Since 2021	Director of Fund Administration and Analysis (2017-Present), Vice President (2012-Present) and Financial Reporting Manager (2007-2017), Harbor Capital Advisors, Inc.

[1]	Each Trustee serves for an indefinite term, until his or her successor is elected. Each Officer is elected annually.
*	Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Adviser.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees

38

Trustees and Officers

Additional Information About the Trustees — Continued
is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
Scott M. Amero. Mr. Amero retired in 2010 after a 20-year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently is on the Board of Trustees for Rare, a conservation nonprofit, a Trustee for Berkshire School, a Trustee of the Massachusetts chapter of The Nature Conservancy, a Trustee for Adventure Scientists, and a member of the Advisory Board of the Mossavar-Rahmani Center for Business and Government at the Harvard Kennedy School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Donna J. Dean. Ms. Dean served as the Chief Investment Officer of the Rockefeller Foundation from 2001 through 2019. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. As Chief Investment Officer, Ms. Dean was responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean was responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee of Harbor Funds since 2010 and of Harbor ETF Trust since 2021.
Randall A. Hack. Mr. Hack is the Senior Managing Director and Founder of Capstone Capital LLC. Capstone Capital holds investments in private companies, with a special focus on the telecommunications and health care industries. He served as an Advisory Director of Berkshire Partners, a private equity firm, from 2002 to 2013. In that capacity he assisted Berkshire Partners in identifying and assessing private companies in which to invest, participated in those investments through Capstone Capital, and served on the boards of selected Berkshire Partners portfolio companies. In 1995, Mr. Hack founded Nassau Capital, LLC, a private investment firm that invested in privately held companies and assets solely on behalf of Princeton University’s endowment and Nassau Capital’s principals. Nassau Capital, which grew to manage approximately $2.5 billion in assets at the peak of its investment program, focused its investments in alternative asset classes such as venture capital, leveraged buy-outs, real estate, timber and energy. From 1990 to 1994, Mr. Hack served as the President of The Princeton University Investment Company, which oversees the management of Princeton University’s endowment. In that role, Mr. Hack led a team of investment professionals who devised and implemented a series of global investment initiatives in areas such as domestic and international equities, hedge funds, real estate, oil and gas holdings and other private market asset classes. He previously served on the board of Tower Development Corporation, a private company, and currently serves on the boards of several non-profit organizations. Mr. Hack previously served on the boards of Fiber Tower Corporation and Crown Castle International Corp. Mr. Hack has served as a Trustee of Harbor Funds since 2010 and served as Lead Independent Trustee of Harbor Funds from 2016 to 2019. Mr. Hack has served as a Trustee of Harbor ETF Trust since 2021.
Robert Kasdin. Mr. Kasdin has served as the Senior Vice President and Chief Operating Officer of Johns Hopkins Medicine since 2015 and also as Chief Financial Officer of Johns Hopkins Medicine since 2018. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin also serves on the boards of trustees of several non-profit entities affiliated with Johns Hopkins Medicine and the Y of Central Maryland. He previously served on the Board of the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc. He serves on the Board of Directors of Apollo Commercial Real Estate Finance, Inc. and is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Kathryn L. Quirk. Ms. Quirk retired in March 2017 after nearly thirty-five years of serving in various legal, compliance and senior management roles in the asset management industry as well as serving as an officer of several investment companies. Prior to her retirement, she served at Goldman Sachs Asset Management as Head of U.S. Regulatory Compliance from 2013-2017. Prior to joining Goldman Sachs, she was Vice President and Corporate Counsel at Prudential Insurance Company of America,

39

Trustees and Officers

Additional Information About the Trustees — Continued
a subsidiary of Prudential Financial Inc., an insurance and financial services company. During that time, she also served as Deputy Chief Legal Officer, Asset Management at Prudential Insurance Company of America; Co-Chief Legal Officer at Prudential Investment Management, Inc.; Chief Legal Officer at Prudential Investments LLC; and Chief Legal Officer of the Prudential Mutual Funds. Prior to joining Prudential, Ms. Quirk worked at Zurich Scudder Investments, Inc., an asset management company, where she held several senior management positions, including General Counsel, Chief Compliance Officer, Chief Risk Officer, Corporate Secretary, Managing Director, and served on the board of directors and management committee. She started her career as an attorney at Debevoise & Plimpton LLP. Ms. Quirk has extensive investment management industry and legal experience and has served as a Trustee of Harbor Funds since 2017 and of Harbor ETF Trust since 2021.
Douglas J. Skinner. Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner joined the University of Chicago Business School’s faculty in 2005 from the University of Michigan Business School, where he served as the KPMG Professor of Accounting. Mr. Skinner’s teaching and research has a particular emphasis on corporate disclosure practices, corporate financial reporting, and corporate finance. Mr. Skinner is a Senior Fellow at the Asian Bureau of Finance and Economic Research, a Professorial Fellow at the University of Melbourne, and Senior Editor of the Journal of Accounting Research. Mr. Skinner is the author or co-author of numerous publications in leading accounting and finance academic journals. Mr. Skinner has served as a Trustee of Harbor Funds since 2020 and of Harbor ETF Trust since 2021.
Ann M. Spruill. Ms. Spruill retired in 2008 after an 18-year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately-owned global investment management firm. Ms. Spruill served as a Trustee for the Financial Accounting Foundation. She served as a member of the Investment Committee and Chair of Global Public Equities for the Museum of Fine Arts, Boston and serves as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Charles F. McCain. Mr. McCain has served as Chief Executive Officer of Harbor Capital Advisors since 2017 and as a Director since 2007. Mr. McCain previously served as President and Chief Operating Officer of Harbor Capital Advisors during 2017, Executive Vice President and General Counsel of Harbor Capital Advisors from 2004-2017 and as Chief Compliance Officer of Harbor Capital Advisors from 2004-2014. He served as Harbor Funds’ Chief Compliance Officer from 2004-2017. He has served as a Director and Chairperson of Harbor Trust Company, Inc. since 2019. He also has served as a Director of Harbor Services Group, Inc. since 2007, and as the Chief Compliance Officer of Harbor Services Group, Inc. from 2004-2017. He has also served as a Director of Harbor Funds Distributors, Inc. since 2007, and as the Chief Compliance Officer and Executive Vice President of Harbor Funds Distributors, Inc. from 2007-2017. Prior to joining Harbor Capital Advisors in 2004, Mr. McCain was a Junior Partner at the law firm of Wilmer Cutler Pickering Hale and Dorr LLP. Mr. McCain has extensive business, investment, legal and compliance experience and has served as a Trustee and Chairman of the Board of Harbor Funds since 2017 and as a Trustee and Chairman of the Board of Harbor ETF Trust since 2021.

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Adviser, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of eight Trustees, seven of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Ms. Quirk to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.

40

Trustees and Officers

Board Leadership Structure — Continued
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Board Committees
All Independent Trustees serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor ETF Trust Nominating Committee, c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting. The Valuation Committee is comprised of certain officers of the Trust and other employees of the Adviser. A function of the Valuation Committee includes determining the fair value of portfolio securities when necessary.
The Board of Trustees does not have a compensation committee.

Risk Oversight
The Board of Trustees considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board of Trustees recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Funds’ risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board of Trustees on various operations of the Trust and related risks and their management. In particular, the Funds’ Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation
For the fiscal year ending
October 31, 2021
Name of Person, Position	Aggregate Compensation From Harbor ETF Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund Complex**
Charles F. McCain, Chairman, President and Trustee	-0-	-0-	-0-
Scott M. Amero, Trustee	-$12,500-	-0-	$277,500
Donna J. Dean, Trustee	-$12,500-	-0-	$277,500
Randall A. Hack, Trustee	-$12,500-	-0-	$277,500
Robert Kasdin, Trustee	-$12,500-	-0-	$277,500
Kathryn L. Quirk, Trustee	-$14,500-	-0-	$319,500
Douglas J. Skinner, Trustee	-$13,500-	-0-	$298,500
Ann M. Spruill, Trustee	-$12,500-	-0-	$277,500
*
Estimated for the period May 1, 2021 through [October 31, 2021].
**
Estimated for the fiscal year ending [October 31, 2021]. Includes amounts paid by Harbor ETF Trust and Harbor Funds.

Trustee Ownership of Fund Shares
As of September 13, 2021, the Trustees and Officers of Harbor ETF Trust do not own any shares of the Funds as the Funds are newly launched.

41

Trustees and Officers

Trustee Ownership of Fund Shares — Continued
The Fund shares beneficially owned by the Trustees as of December 31, 2020 are as follows:
Name of Trustee	Dollar Range of Ownership in Each Fund[1]		Aggregate Dollar Range of Ownership in all Funds Overseen within Fund Family
Independent Trustees
Scott M. Amero	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
	Harbor Scientific Alpha Income ETF	None[1]
Donna J. Dean	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
Harbor Scientific Alpha Income ETF
Randall A. Hack	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
Harbor Scientific Alpha Income ETF
Robert Kasdin	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
Harbor Scientific Alpha Income ETF
Kathryn L. Quirk	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
Harbor Scientific Alpha Income ETF
Douglas J. Skinner	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
Harbor Scientific Alpha Income ETF
Ann M. Spruill	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
Harbor Scientific Alpha Income ETF
Interested Trustee
Charles F. McCain	Harbor Scientific Alpha High-Yield ETF	None[1]	Over $100,000
Harbor Scientific Alpha Income ETF
1
The Funds had not commenced operations as of the date of this Statement of Additional Information.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
■
the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
■
an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) is an entity that is in a control relationship with the Adviser.
■
a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case having the Adviser as investment adviser, Foreside Fund Services, LLC (the “Distributor”) as principal underwriter, or an investment adviser or principal underwriter that is in a control relationship with the Adviser or Distributor. For example, the related funds of Harbor ETF Trust include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates or distributed by the Distributor or its affiliates.
As of December 31, 2020, none of the Independent Trustees, nor any member of their immediate families, beneficially owned any securities issued by the Adviser, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser,

42

Trustees and Officers

Material Relationships of the Independent Trustees — Continued
the Distributor, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
■
a Harbor Fund;
■
an officer of Harbor ETF Trust;
■
a related fund;
■
an officer of any related fund;
■
the Adviser;
■
the Distributor;
■
an officer of the Adviser or the Distributor;
■
any affiliate of the Adviser or the Distributor; or
■
an officer of any such affiliate.
During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.
During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, served as an officer for an entity on which an officer of any of the following entities also served as a director:
■
the Adviser;
■
the Distributor; or
■
ORIX or any other entity in a control relationship with the Adviser or the Distributor.
During the calendar years 2019 and 2020, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:
■
any related fund;
■
the Adviser;
■
the Distributor;
■
any affiliated person of Harbor ETF Trust; or
■
ORIX or any other entity in a control relationship to the Adviser or the Distributor.

43

The Adviser and Subadviser

The Adviser
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment adviser (the “Adviser”) for each Fund pursuant to a separate investment advisory agreement with Harbor ETF Trust on behalf of each Fund (each, an “Investment Advisory Agreement”). Pursuant to each Investment Advisory Agreement, the Adviser is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for each Fund as set forth in more detail below:
Management Services. Subject to the approval of the Board of Trustees, the Adviser is responsible for establishing the investment policies, strategies and guidelines for each Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Adviser deems modifications to be necessary or appropriate. The Adviser is also responsible for providing, either through itself or through a Subadviser selected, paid and supervised by the Adviser, investment research, and advice, and for furnishing continuously an investment program for each Fund consistent with the investment objectives and policies of the Fund. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will also make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers.
Selection and Oversight of Subadvisers. The Adviser is responsible for the Subadvisers it selects to manage the assets of or provide non-discretionary investment advisory services for each Fund and for recommending to the Board of Trustees the hiring, termination and replacement of Subadvisers. The Adviser is responsible for overseeing the Subadviser and for reporting to the Board of Trustees periodically on each Fund’s and Subadviser’s performance. The Adviser normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisers, including thorough reviews and assessments of (i) the Subadviser’s investment process, personnel and investment staff; (ii) the Subadviser’s investment research capabilities; (iii) the Subadviser’s ownership and organization structures; (iv) the Subadviser’s legal, compliance and operational infrastructure; (v) the Subadviser’s brokerage practices; (vi) any material changes in the Subadviser’s business, operations or staffing; (vii) the performance of each Fund and the Subadviser relative to benchmark and peers; (viii) each Fund’s portfolio characteristics, and (ix) the composition of each Fund’s portfolio.
Legal, Compliance, Financial and Administrative Services. The Adviser is responsible for regularly providing various other services on behalf of each Fund, including, but not limited to,: (i) providing the Fund with office space, facilities, equipment and personnel as the Adviser deems necessary to provide for the effective administration of the affairs of the Fund, including providing from among the Adviser’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor ETF Trust and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Funds’ transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board of Trustees, as well as such other materials that the Board of Trustees may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Fund required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Funds’ investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Fund in connection with the administration of the affairs of the Fund, including the assigning of matters to the Funds’ legal counsel on behalf of the Fund and supervising the work of such outside counsel; (vii) overseeing the determination and publication of each Fund’s net asset value in accordance with the Funds’ valuation policies; (viii) preparing and monitoring expense budgets for the Fund, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Fund such other administrative services as the Adviser deems necessary, or the Board of Trustees reasonably requests, for the efficient operation of the Fund.
The Adviser is a wholly-owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through ADRs) and Tokyo Stock Exchanges.

Advisory Fees
For its services, each Fund pays the Adviser the contractual advisory fee set forth below, which is an annual rate based on the Fund’s average net assets:
Fund	Contractual Advisory Fee
Harbor Scientific Alpha High-Yield ETF	0.48%
Harbor Scientific Alpha Income ETF	0.50%

44

The Adviser and Subadviser

The Subadviser
The Funds are subadvised by BlueCove Limited (“BlueCove”). BlueCove is a private limited company organized under the laws of England and Wales. BlueCove is located at 10 New Burlington Street, London W1S 3BE, United Kingdom.
The Adviser pays the Subadviser out of its own resources; the Funds have no obligation to pay the Subadviser. The Subadviser has entered into a subadvisory agreement (the “Subadvisory Contract”) with the Adviser and Harbor ETF Trust, on behalf of each Fund. The Subadviser is responsible for providing the Funds with advice concerning the investment management of each Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for a Fund and what portion of its assets are held uninvested. The Subadviser is responsible for its own costs of providing services to the Funds. The Subadviser’s subadvisory fee rate is based on a stated percentage of each Fund’s average annual net assets.

45

The Portfolio Managers

Other Accounts Managed
The portfolio managers primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of September 1, 2021, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s); (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF
Benjamin Brodsky, CFA
All Accounts	0	—$	3	915$	0	—$
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Michael Harper, CFA
All Accounts	0	—	3	915	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Garth Flannery, CFA
All Accounts	0	—	3	915	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Benoy Thomas, CFA
All Accounts	0	—	2	872	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

BlueCove Limited
CONFLICTS OF INTEREST
As a firm with multiple clients, BlueCove may, in the normal course of business, be faced with situations that have the potential to give rise to conflicts of interest. Conflicts of interest may occur due to side by side management of client portfolios, which may have overlapping or opposing investment strategies. Members of BlueCove’s Portfolio Management team may be engaged in managing client portfolios contemporaneously. Different client portfolios may have differing fee structures. Furthermore, it is not possible to anticipate every situation that may present the risk of a conflict of interest over time. However, in accordance with regulatory requirements, BlueCove maintains and operates effective organizational and administrative arrangements with a view to taking all reasonable steps to prevent conflicts of interest from adversely affecting the interests of its clients. BlueCove’s organizational and administrative arrangements include a comprehensive suite of compliance polices, employee training and attestations, and a transparent investment process.
COMPENSATION
In setting and reviewing fixed compensation, BlueCove takes account of the need to ensure that fixed and variable components of total compensation are appropriately balanced. Fixed compensation is intended to be set at a level that allows BlueCove to operate a fully flexible policy on variable compensation while remaining competitive so as to attract and retain key talent.
Variable compensation is discretionary and will only be paid if it is sustainable according to the financial situation of BlueCove as a whole and justified according to the overall firm performance, investment team performance and the performance of the individual concerned. In setting performance targets applicable to discretionary variable compensation, there is an emphasis placed on establishing targets that are closely aligned with the strategic focus of BlueCove. Non-financial performance related to BlueCove’s defined values and behaviors is also taken into account, and this includes compliance with controls and standards governing the relationships with clients and investors, risk management, and value-based behaviors. The target-setting process is also designed to avoid, or to mitigate where avoidance is not possible, conflicts of interest being created or incentivizing conflicts of interest or other behavior that would breach BlueCove’s policies, values or commitment to clients.
BlueCove employees do not receive compensation from any fund for which BlueCove provides investment management services.
BlueCove operates an ownership culture amongst employees via its equity incentive plan. Each employee has an equity interest, allowing them to share in the growth of the business.

46

The Portfolio Managers

BlueCove Limited — Continued
SECURITIES OWNERSHIP
As of September 13, 2021, Messrs. Brodsky, Harper, Thomas and Flannery did not beneficially own any shares of the Funds.

47

The Distributor

Foreside Fund
Services, LLC
Foreside Fund Services, LLC (the “Distributor”) acts as the principal underwriter and distributor of each Fund’s shares. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

Distribution Plans
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund (the “Plan”). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of investor services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. In addition, no such fee may be paid in the future without further approval by the Board. However, in the event that Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

48

Payments to Financial Intermediaries
Unaffiliated financial intermediaries, including broker-dealers, banks, trust companies, employee benefit plan and retirement plan administrators, may be compensated for providing distribution, recordkeeping and/or similar services to shareholders who hold their Fund shares through accounts that are maintained by the intermediary. Financial intermediary fees may be in the form of asset-based, transaction-based, or flat fees. The Adviser or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of shares of a Fund and for providing shareholder recordkeeping and other similar services to shareholders who hold their shares of a Fund through accounts that are maintained by the financial intermediaries.

49

Code of Ethics

Code of Ethics
Harbor ETF Trust, the Adviser, and the Subadviser have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees who have access to information concerning portfolio securities transactions of Harbor ETF Trust (“Access Persons”) from using that information for their personal benefit or to the disadvantage of Harbor ETF Trust. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor ETF Trust. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor ETF Trust, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
The Adviser relies on the Subadviser to fulfill its responsibility for monitoring the personal trading activities of the Subadviser’s personnel in accordance with the Subadviser’s code of ethics. The Subadviser provides Harbor ETF Trust’ Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code of ethics.

50

Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees has adopted policies and procedures that govern the disclosure of the Funds’ portfolio holdings and the disclosure of statistical information about the Funds’ portfolio.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Funds’ recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principle, these policies and procedures prohibit the Fund and any service provider to the Fund, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.
On each business day, before the opening of regular trading on the listing exchange, each Fund will provide a full list of holdings daily on harborfunds.com. In addition, a basket composition file, which includes the security names and share quantities or amounts to deliver in exchange for Fund shares and may overlap with actual or expected Fund holdings, is publicly disseminated via the National Securities Clearing Corporation (“NSCC”).
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by a Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Fund. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about a Fund or a Fund’s aggregate cash position. Statistical information includes information such as how a Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about a Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Fund. Specifically, statistical information derived from non-public portfolio holdings data may only be based on a Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of the Adviser are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Fund and to their representatives for the sole purpose of helping to explain a Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for a Fund than has previously been publicly disclosed to assist them in their assessment of the consistency of the investment process of the Subadviser through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
The policies and procedures adopted by the Board of Trustees also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where the Funds or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of the Funds must authorize any such disclosure in those limited circumstances.
Harbor ETF Trust seeks to avoid potential conflicts between the interests of the Funds’ shareholders and those of the Funds’ service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. Harbor ETF Trust seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for a Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Funds’ policies and procedures, including those governing the disclosure of portfolio information.

51

Portfolio Holdings

Portfolio Holdings Disclosure Policy — Continued
The Adviser, the Subadviser and their affiliates may provide investment advice to clients (including funds) other than the Fund that have investment objectives that may be substantially similar to those of the Fund. These clients may have portfolios consisting of holdings substantially similar to those of the Fund and may be subject to different holdings disclosure policies.  These clients are not subject to the portfolio holdings disclosure policies and procedures described herein and do not owe the Adviser,  respective Subadviser or Fund a duty of confidentiality with respect to disclosure of their portfolio holdings. The Adviser, Custodian, Distributor and other service providers to the Funds or the Adviser may receive non-public portfolio holdings information in the course of performing services to the Funds or the Adviser, but are subject to legal obligations to not disseminate or trade on non-public information concerning the Trust.

52

Proxy Voting

Proxy Voting Policy
DELEGATED PROXY VOTING RESPONSIBILITY
Oversight
For Funds with a discretionary Subadviser, Harbor Capital Advisers, Inc. (“Harbor Capital”) delegates proxy voting to the Subadviser. In each instance where proxy voting responsibility has been delegated to one or more Subadvisers, Harbor Capital’s Legal and Compliance Team is responsible for the oversight with respect to such delegated responsibilities, including reviewing the proxy voting policies, procedures, and/or proxy voting guidelines of each such Subadviser (the “Subadviser Proxy Voting Guidelines”). The Legal and Compliance Team must determine that the Subadviser Proxy Voting Guidelines are reasonably designed to ensure that the Subadviser would be able to administer the proxy voting process generally and vote proxies specifically in a manner which would be in the best interests of the respective client before Harbor Capital will delegate proxy voting responsibility to a Subadviser. The Legal and Compliance Team will review any amendments to the Subadviser Proxy Voting Guidelines to ensure that the guidelines continue to meet that standard. Harbor Capital will not delegate voting authority to any third party that does not also serve in a fiduciary capacity. In addition, each Subadviser must accept the delegation of this responsibility.
Harbor Capital does not review individual voting decisions by the Subadvisers but considers their proxy voting policies, procedures, and/or guidelines as part of its overall assessment of the Subadviser’s compliance program. If Harbor Capital is not satisfied with the Subadviser’s overall performance, including as a result of proxy voting decisions which are not in Harbor Capital’s client’s best interests, Harbor Capital may recommend to the Board of Trustees the replacement of the Subadviser.
Harbor Capital will normally not be privy to a Subadviser’s proxy voting decision until after the vote is cast and the shareholder meeting has occurred. While Harbor Capital does retain the right to override any proxy voting decision by a Subadviser (when Harbor Capital believes that a voting decision would not be in the best interests of its client), Harbor Capital does not expect to be able to exercise that authority as a matter of course. Such an override could only occur in the unusual circumstance where the Subadviser consults with Harbor Capital prior to casting a vote.
The Subadvisers operate independently of each other and it is feasible that the Subadvisers will come to different voting decisions on the same or similar proposals. As long as the Subadvisers are acting in what they believe to be the best interests of the client when making their proxy voting decisions, Harbor Capital believes that the client will, as a whole, benefit from each Subadviser applying its own analysis to the proxy voting decision. Differences in such analyses may occur, for example, depending on whether a Subadviser considers a proxy advisory firm’s recommendations or additional information provided by an issuer during the proxy voting process.
Conflicts of Interest
Delegation of proxy voting responsibility to Subadvisers should generally adequately address any possible conflicts of interest with respect to Harbor Capital. In addition, as part of the Legal and Compliance Team’s review of the Subadviser Proxy Voting Guidelines, the Legal and Compliance Team seeks to ensure that the Subadviser has implemented its own procedures to monitor and resolve conflicts of interest in the proxy voting process.
Recordkeeping
For assets with respect to which proxy voting responsibilities have been delegated to one or more Subadvisers, each such Subadviser is responsible for retaining the materials regarding votes cast by them. Each Subadviser is required to provide to Harbor Capital, upon request, the necessary information regarding its proxy voting record to enable Harbor Capital to prepare the Form N-PX for the Subadvised Products. Harbor Capital will retain this information, along with each Subadviser’s Proxy Voting Guidelines and any certifications provided by the Subadvisers as to their compliance with their policies and procedures, for six years.
For the proxy voting policy of each discretionary Subadviser, please see Appendix A.
PROXY VOTING RESPONSIBILITY RETAINED BY HARBOR CAPITAL
In each instance where Harbor Capital has retained proxy voting authority, the Multi-Asset Solutions Team (“MAST”) will generally administer proxy voting. Harbor Capital is obligated to vote proxies in a manner consistent with its fiduciary duty to act in the best interests of shareholders. Normally, this means that MAST will vote or administer the voting of ballots in accordance with Harbor Capital’s proxy voting guidelines (the “Proxy Voting Guidelines”).
In order to facilitate the proxy voting process with respect to assets for which Harbor Capital retains proxy voting responsibilities, Harbor Capital engages a proxy advisory firm (the “Advisory Firm”) to provide research, analysis, and voting recommendation consistent with the Proxy Voting Guidelines. In addition, the Advisory Firm will provide research and reporting related to the proxy proposals.

53

Proxy Voting

Proxy Voting Policy — Continued
Meeting Notification
Harbor Capital utilizes the Advisory Firm’s voting agent services to notify it of upcoming shareholder meetings for portfolio companies, to vote proxies on its behalf in accordance with Harbor Capital’s Proxy Voting Guidelines and to administer the transmission of votes. The Advisory Firm tracks and reconciles holdings against incoming proxy ballots. Meeting and record date information is updated daily through the Advisory Firm’s web-based application. The Advisory Firm also is responsible for maintaining copies of all proxy statements received and for promptly providing such materials upon Harbor Capital’s request. All efforts will be made to vote proxies in a timely manner, and any delay in voting a ballot will be investigated to determine the cause and how to prevent recurrence in the future.
Vote Determination
Ballots that are processed by the Advisory Firm will be voted in accordance with the Proxy Voting Guidelines. In evaluating certain corporate action proposals, MAST will gather information from a variety of sources, including, but not limited to, management or shareholders of a company presenting a proposal, and independent proxy research services (such as the Advisory Firm). Final authority and responsibility for proxy voting decisions rests with Harbor Capital, taking into account the Proxy Voting Guidelines and Harbor Capital’s fiduciary duty to act in the best interests of clients. MAST is responsible for maintaining documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.
Vote Execution, Monitoring of the Voting Process and Minutes
Ballots will be cast in accordance with the Proxy Voting Guidelines by the Advisory Firm. The Advisory Firm will then transmit the votes to the proxy agents or custodian banks.
While not expected to be a frequent occurrence, MAST can change a vote already submitted by the Advisory Firm, if necessary.
MAST is responsible for preparing minutes to document the rationale for instances where Harbor Capital voted against its policy and for decisions with respect to corporate actions. Such minutes will be retained for six years.
Conflicts of Interest
Where Harbor Capital retains proxy voting responsibilities, MAST has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of an account on the one hand and Harbor Capital and its affiliates, directors, officers, employees (and other similar persons) on the other hand.
If MAST determines that a conflict may exist, it will resolve the conflict as outlined below and promptly report the matter and its resolution to Harbor Capital’s Chief Compliance Officer. Harbor Capital is authorized to resolve any such conflict in a manner that is in the best interests of its clients. Normally, a conflict will be resolved in accordance with the following:
■
If the proposal that gives rise to a conflict is specifically addressed in the Proxy Voting Guidelines, the proxy will be voted in accordance with the pre-determined Proxy Voting Guidelines, provided that such pre-determined guidelines involve little or no discretion on the part of MAST;
■
MAST may disclose the conflict to Harbor Capital’s affected client and obtain the client’s consent before voting in the manner approved by such client;
■
Harbor Capital may engage an independent third party to determine how the proxy should be voted; or
■
Harbor Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) involved in the conflict and the person(s) making the voting decision in order to insulate the decision maker from the conflict.
A member of the Legal and Compliance Team will report all conflicts, and the resolution of such conflicts, to Harbor Capital’s Board of Directors on an annual basis, or more frequently if necessary.
Harbor Capital will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, MAST knew, or reasonably should have known, of the conflict at the time of the vote.
Recordkeeping
Where Harbor Capital retains proxy voting responsibilities, the Advisory Firm will serve as recordkeeper for all ballots processed through the Advisory Firm, including any research reports provided in the voting decisions. Harbor Capital will require sufficient information regarding its proxy voting record to enable the Legal and Compliance Team to prepare the Form N-PX for such products, if applicable.

54

Proxy Voting

Proxy Voting Policy — Continued
PROXY VOTING INFORMATION
Information regarding how each Fund voted proxies relating to securities held by the Fund during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Harbor Funds’ toll-free number at 800-422-1050; (2) on Harbor Funds’ website at harborfunds.com; and (3) on the SEC’s website at sec.gov.
PROXY VOTING GUIDELINES
Harbor Capital will generally vote in accordance with Institutional Shareholder Services’ Proxy Voting Guidelines – Benchmark Policy Recommendations for both domestic and foreign markets.

55

Portfolio Transactions

The Subadviser is responsible for making specific decisions to buy and sell securities for the portion of Fund assets that it manages. The Subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients taking into account such factors as the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
In certain instances there may be securities that are suitable for a Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Subadviser. Investment decisions for a Fund and for other clients of the Subadviser are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor ETF Trust believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

Broker Commissions
The investment advisory fee that each Fund pays to the Adviser will not be reduced as a consequence of a Subadviser’s receipt of brokerage and research services. Subject to the applicable legal requirements, to the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to such Subadviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to such Subadviser in carrying out its obligations to the Funds.

56

Net Asset Value

The NAV is the value of a single share. NAV is computed by adding the value of a Fund’s investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of Fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by a Fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day’s NAV nor the current day’s NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Exchange traded swaps are normally valued at the closing price from the exchange on which the swaps are principally traded. Forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers.
Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations, evaluated prices supplied by a pricing vendor or, in the absence of evaluated prices, prices provided by a Subadviser (where permitted under the Funds’ valuation procedures) are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.
It is possible that the fair value determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

57

Net Asset Value

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Funds’ net asset values may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Fund will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Board of Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities.
The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor ETF Trust. Expenses with respect to any two or more funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily.

58

Creations and Redemptions

Each Fund issues and sells shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).
Although Creation Units and redemption proceeds will normally be delivered as described below, Creation Units or redemption proceeds may be delayed under certain circumstances, namely: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the NAV of Shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for shareholder protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. Any such suspension or postponement described above will be consistent with the Fund’s obligations under Section 22(e) of the Investment Company Act.
In its discretion, the Adviser reserves the right to increase or decrease the number of a Fund’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of shares outstanding of a Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board of Trustees.
A “Business Day” with respect to the Funds is each day NYSE, the listing exchange, and the Trust are open, including any day that a Fund is required to be open under Section 22(e) of the Investment Company Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Funds’ Distributor to create or redeem Creation Units will only be accepted on a Business Day.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. A Fund reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than a Fund’s official closing NAV (as the same may be subsequently adjusted). A Fund reserves the right to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. A Fund also reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Fund Deposit
The consideration for purchase of Creation Units generally consists of a basket of securities and instruments (“Deposit Securities”) and/or a deposit of a specified cash payment (the “Cash Component”). Together, the Deposit Securities and Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The portfolio of securities required may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.
State Street Bank and Trust Company (the “Transfer Agent”), through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component (or cash deposit) to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Fund Deposit is made available.

59

Creations and Redemptions

Fund Deposit — Continued
A Fund reserves the right to accept a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day, or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount) to be added to the Cash Component to replace any Deposit Security.

Procedures for Creating Creation Units
To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (a “Participant Agreement,” and such participants, an “Authorized Participant”). All shares of the Funds, however created, will be entered on the records of DTC in the name of its nominee for the account of a participant of DTC (“DTC Participant”).
Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of a Fund must be received by the Transfer Agent by the closing time of the regular trading session of the listing exchange (ordinarily 4:00 p.m., Eastern time). A “Custom Order” may be placed by an Authorized Participant in the event that a Fund accepts (or delivers, in the case of a redemption) a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day. Custom Orders must be received by the Transfer Agent by 3:00 p.m. Eastern time or such earlier time as otherwise specified. The time by which an order must be submitted is referred to as the “order cutoff time.” On days when the exchange closes earlier than normal (such as the day before a holiday), the Funds require standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, a Fund may, but is not required to, permit Custom Orders until 4:00 p.m., Eastern time, or until the market close (in the event an exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.
Creation Units may be created in advance of the receipt by a Fund of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with a Fund consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified for the Fund. A Fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. A Fund will have no liability for any such shortfall. A Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Fund.
Those persons placing orders for Creation Units should ascertain any deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component. Orders for creation that are effected outside the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.
Orders to create Creation Units of a Fund may be placed through the Clearing Process utilizing procedures applicable for domestic securities (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic securities (“Domestic Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Fund”) or procedures applicable to foreign securities (“Foreign Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Foreign Fund”).

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Creations and Redemptions

Placement of Creation Orders Using Clearing Process
Fund Deposits created through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement.
The Participant Agreement authorizes the Transfer Agent to transmit to NSCC on behalf of the Authorized Participant such trade instructions as are necessary to effect the Authorized Participant’s creation order. Pursuant to such trade instructions from the Transfer Agent to NSCC, the Authorized Participant agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner) and the Cash Component to the Fund by the second (2nd) Business Day, together with such additional information as may be required by the Transfer Agent and the Distributor. An order to create Creation Units of a Fund through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent (“T+2”).

Placement of Creation Orders Outside Clearing Process — Domestic Fund
Fund Deposits must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of a Fund need not be a broker-dealer or other participant in the Clearing Process (“Participating Party”), but such orders must state that the creation of Creation Units will be effected through a transfer of securities and/or cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund and the delivery of the Cash Component (if applicable) directly to the Transfer Agent through the Federal Reserve wire system, in each case no later than 11:00 a.m., Eastern time, on the next Business Day immediately following the Transmittal Date.
All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by a Fund, whose determination shall be final and binding. An order to create Creation Units of a Fund is deemed received by the Transfer Agent, and approved by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Transfer Agent does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the applicable Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent and approved by the Distributor.
Additional transaction fees may be imposed in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process — Foreign Fund
The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. The Custodian will cause the subcustodian of a Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. A Fund must also receive, on or before the Settlement Date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below. The “Settlement Date” for a Fund is generally the second Business Day following the Transmittal Date.
Once the Distributor has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

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Creations and Redemptions

Acceptance of Creation Orders
Each Fund and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to a Fund, for example if: (i) the order is not in proper form in accordance with the procedures set forth in the Participant Agreement; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of such Fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to such Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners of such Fund; or (vi) in the event that circumstances outside the control of the Fund, the Transfer Agent, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. None of a Fund, the Transfer Agent, the Distributor nor the Adviser are under any duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by a Fund, and the Fund’s determination shall be final and binding.

Creation Transaction Fee
A purchase transaction fee may be imposed for the transfer and other transaction costs associated with the issuance of Creation Units of shares. An Authorized Participant submitting a creation order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable creation transaction fees for the Funds. However, the Custodian may increase the standard creation transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian. Fixed and variable transaction fees payable in connection with creations and redemptions are collectively referred to as “Transaction Fees.”
Fund	Standard Creation Transaction Fee	Maximum Variable Charge for Creations*
Harbor Scientific Alpha High-Yield ETF	$250 (in-kind transaction) / $100 (cash transaction)	2.00%
Harbor Scientific Alpha Income ETF	$250 (in-kind transaction) / $100 (cash transaction)	2.00%
*
As a percentage of the net asset value per Creation Unit purchased, inclusive of the standard creation transaction fee (if imposed).
In the case of cash creations or where a Fund permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed a variable charge as set for the above to compensate a Fund for the costs associated with purchasing the applicable securities. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, a Fund expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where a Fund makes Market Purchases, the Authorized Participant may be required to reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the Transaction Fees to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund. From time to time, all or a portion of a Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s investment of seed capital in a Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit a Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent a Fund does not recoup the amount of Transaction Costs incurred in connection with a creation transaction, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

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Creations and Redemptions

Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. The Funds will not redeem Shares in amounts less than Creation Units (except each Fund may redeem Shares in amounts less than a Creation Unit in the event such Fund is being liquidated). Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
With respect to each Fund, the Transfer Agent, through the NSCC, makes available prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.
Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, a Fund reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and/or cash published or transacted on a Business Day, or to substitute an amount of cash (a “cash-in-lieu” amount) to be added to the cash component to replace any Fund Security. Where “cash-in-lieu” is used, the amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
If a Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of a Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund Shares on a Business Day represent 25% or more of the outstanding Shares of the Fund, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

Redemption Transaction Fee
A redemption transaction fee may be imposed to offset transfer and other transaction costs. An Authorized Participant submitting a redemption order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable redemption transaction fees for the Funds. However, the Custodian may increase the standard redemption transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian.

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Redemption Transaction Fee — Continued
Fund	Redemption Transaction Fee	Maximum Variable Charge For Redemptions*
Harbor Scientific Alpha High-Yield ETF	$250 (in-kind transaction) / $100 (cash transaction)	2.00%
Harbor Scientific Alpha Income ETF	$250 (in-kind transaction) / $100 (cash transaction)	2.00%
*
As a percentage of the net asset value per Creation Unit redeemed, inclusive of the standard creation transaction fee (if imposed).
An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a Fund) may be imposed as set forth above to compensate each applicable Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, a Fund expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where a Fund makes Market Sales, the Authorized Participant may be required to reimburse the Fund for Transaction Costs. The Adviser may adjust the Transaction Fees to the extent the composition of the redemption securities changes or cash-in-lieu is added to the cash component to protect ongoing shareholders. In no event will fees charged by a Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. From time to time, all or a portion of a Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s redemption of seed capital invested in a Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit a Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent a Fund does not recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

Placement of Redemption Orders Using Clearing Process
Orders to redeem Creation Units of a Fund through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement. An order to redeem Creation Units of a Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the applicable Fund as next determined. An order to redeem Creation Units of a Fund using the Clearing Process made in proper form but received by the Transfer Agent after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Fund
Orders to redeem Creation Units of a Fund must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund need not be a Participating Party, but such orders must state that redemption of Creation Units of the Fund will be effected through transfer of Creation Units of the Fund directly through DTC.
An order to redeem Creation Units of a Fund is deemed received by the Transfer Agent, and accepted by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 11:00 a.m., Eastern time on such Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Redemption Orders Outside Clearing Process—Foreign Fund
Arrangements satisfactory to a Fund must be in place for the Participating Party to transfer the Creation Units through DTC on or before the Settlement Date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.
In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any Fund Securities are customarily traded, to which account such Fund Securities will be

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Placement of Redemption Orders Outside Clearing Process—Foreign Fund — Continued
delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Fund may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Regular Foreign Holidays
A Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). A Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T + 2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of a Fund to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent a Fund from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. The timing of settlement may also be affected by the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices. Because the portfolio securities of a Fund may trade on days that the Fund’s listing exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of a Fund, or to purchase and sell shares of the Fund on an exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Book Entry Only System
DTC acts as securities depositary for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.
DTC, a limited-purpose trust company, was created to hold securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to a Fund upon request and for a fee to be charged to the Fund a listing of the Shares holdings of each DTC Participant. A Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. A Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, a Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Book Entry Only System — Continued
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
A Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to a Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, a Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Fund makes other arrangements with respect thereto satisfactory to an exchange.

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Each Fund is treated as a separate taxpayer for federal income tax purposes.
Each Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If a Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by a Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
Each Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
Certain dividends and distributions declared by a Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by a Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from a Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally

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is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of a Fund. Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Distributions from net investment income of the Funds may qualify in part for a 50% dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If a Fund acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to such Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to these Fund that would lessen the effect of these adverse tax consequences. However, such elections could also require these Fund to recognize income (which would have to be distributed to the Funds’ shareholders to avoid a tax on the Fund) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

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The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF may invest significantly in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of, or in, default present special tax issues for such a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, or how payments received on obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its taxation as a regulated investment company and does not become subject to U.S. federal income or excise tax.
Certain Funds may invest in zero coupon securities, deferred interest securities or other securities with original issue discount (or with market discount that the Fund elects to include market discount in income currently). Such Funds must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, such Funds may have to dispose of their portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage themselves by borrowing the cash, to satisfy distribution requirements.
Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs. If a Fund invests in certain REITs or in REMIC residual interests, a portion of the Fund’s income may be classified as “excess inclusion income.” A shareholder that is otherwise not subject to tax may be taxable on their share of any such excess inclusion income as “unrelated business taxable income.” In addition, tax may be imposed on the Fund on the portion of any excess inclusion income allocable to any shareholders that are classified as disqualified organizations.
A Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, must provide their social security or other taxpayer identification numbers and certain required certifications. Backup withholding may be required at a rate of up to 24% of reportable payments, including dividends and capital gains distributions, if correct numbers and certifications are not provided or if a shareholder is notified by the IRS that they are subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, a Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of a Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable, is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from a Fund. Further, unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. None of the Funds expects to be a “U.S. real property holding corporation” as defined in Section 897(i)(c)(2) of the Code and, therefore, none expects to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If a Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders

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would be subject to U.S. federal withholding tax at a rate of up to 21% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
U.S. tax withholding (at a 30% rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable a determination of whether withholding is required.
For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Final regulations permit a Fund to pass through to non-corporate shareholders the character of ordinary REIT dividends so as to allow such shareholders to claim this deduction. There currently is no mechanism for a Fund that invests in MLPs to similarly pass through to non-corporate shareholders the character of income derived from MLP investments. The likelihood and timing of any legislation or other guidance that would enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments is uncertain.
Under recently issued Treasury regulations, certain distributions reported by a Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
In general, provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.
At the time of an investor’s purchase of a Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Sales are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a sale or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Tax Information

Each Fund that invests in foreign securities may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. The Funds may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Other Funds may also be subject to foreign taxes with respect to their foreign investments. Such Funds may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by a Fund may be treated as ordinary income and losses.
The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the sale of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.

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Organization and Capitalization

General
Harbor ETF Trust is an open-end investment company established as a Delaware statutory trust on April 13, 2021. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share or one vote per dollar of NAV, as determined by the Trustees with respect to a matter submitted to Shareholders. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisers unaffiliated with the Adviser. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize a Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectuses and this Statement of Additional Information do not purport to create any contractual obligations between Harbor ETF Trust or any Fund and its shareholders. Rather, shareholders’ rights under the prospectuses and Statement of Additional Information are based on federal and, as applicable, state securities laws. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with the Adviser and other service providers.

Shareholder and Trustee Liability
Harbor ETF Trust is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that no Fund will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Adviser. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Adviser or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Adviser shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Adviser and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

25% or Greater Ownership
The Funds had not commenced operations as of the date of this Statement of Additional Information and, except as noted below, the Trust does not know of any persons who own of record or beneficially 5% or more of a Fund’s shares as of such date.
Harbor Capital Advisors, Inc., located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, has provided an initial investment in Harbor Scientific Alpha High-Yield ETF and beneficially owns 100% of the Fund’s shares as of the date of this Statement of Additional Information, and is therefore presumed to control the Fund.

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Custodian AND TRANSFER AGENT

State Street Bank and Trust Company
State Street Bank and Trust Company (“State Street”) has been retained to act as custodian of the Funds’ assets and, in that capacity, maintains certain financial and accounting records of the Fund. State Street has also been retained as the Funds’ transfer agent and dividend disbursing agent. State Street’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.

73

Independent Registered Public Accounting Firm and Financial Statements

Ernst & Young LLP
Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as the Funds' independent registered public accounting firm, providing audit and tax services. An audited financial statement for Harbor Scientific Alpha High-Yield ETF is included in Appendix B. No audited financial statements exist for Harbor Scientific Alpha Income ETF.

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Appendix a – Proxy Voting

BlueCove Limited
INTRODUCTION
BlueCove Limited (“BlueCove”), in compliance with the principles of Rule 204-2 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how BlueCove has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, BlueCove’s general policies and procedures for voting proxies are set forth below.
PROXY VOTING POLICIES AND PROCEDURES
Proxy Voting Explained: In its capacity as an investment manager, BlueCove may have authority to vote as a proxy on behalf of client funds and managed or segregated accounts. BlueCove will vote proxies in the best interests of clients. BlueCove’s Policy acknowledges that from time to time refraining from voting may be in the best interests of clients. The Head of Portfolio Management is responsible for monitoring for situations that require a proxy vote.
Maintenance of Records: The Head of Compliance will maintain a record of any proxy voting situations that may occur. The records will include the decision of how BlueCove voted and supporting documentation. BlueCove’s Policy and the records of any proxy votes carried out by BlueCove will be available to clients upon request.
Resolution of Conflicts of Interest: BlueCove is privately owned and has no affiliations with any other company or entity, and BlueCove does not hold or manage any proprietary funds or investments. As such, BlueCove does not anticipate that it will find itself in conflict with client funds when considering a proxy vote. However, should BlueCove ever find itself in conflict with the interests of a client, BlueCove’s interests will be subordinate to the interests of the client.
It is also possible that various client funds or portfolios may find themselves in conflict in the context of a proxy vote. Should there be a situation in which client Fund A is in conflict with client Fund B, then BlueCove will consider the relative number of relevant shares or bonds held by Fund A and B and will vote in favor of the Fund which has the proportionally largest position in the relevant shares or bonds in terms of the NAV of the relevant client fund. For example, if Fund A has 50,000 of XYZ bonds which constitute 1% of Fund A’s NAV, and Fund B has 20,000 of XYZ bonds which constitute 10% of Fund B’s NAV, then BlueCove will vote in favor of Fund B. Should multiple client funds find themselves in conflict, then BlueCove will vote in favor of the client fund with the biggest proportionate position.
Should Fund A and B have the same proportionate position to two decimal places in the relevant shares or bonds, then BlueCove will refrain from voting the position.
Exceptions from BlueCove’s Policy: Exceptions from BlueCove’s Policy may be granted by way of the written approval of BlueCove’s Chief Investment Officer. Any exceptions and supporting documentation will be recorded by the Head of Compliance.
Approval: BlueCove’s Policy was adopted by the BlueCove Board in November 2019 and reviewed by the Head of Compliance in July 2020. BlueCove’s Policy was most recently reviewed by the BlueCove Board in October 2020.

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APPENDIX B – Financial Statement

A copy of the Funds’ Annual Report (when available) may be obtained upon request and without charge by writing Harbor ETF Trust, P.O. Box 804660, Chicago, Illinois 60680-4108 or by calling 1-800-422-1050.
Financial Statement
Harbor Scientific Alpha High-Yield ETF
Statement of Assets and Liabilities
July 13, 2021
ASSETS
Cash	$100,000
Total Assets	$100,000
LIABILITIES
Total Liabilities	—
NET ASSETS:	$100,000
Net Assets Consist of:
Paid-in capital	$100,000
NET ASSET VALUE PER SHARE
Net Assets	$100,000
Shares outstanding, no par value, unlimited shares authorized	2,000
Net asset value per share	$50.00

Notes to Financial Statement—July 13, 2021
Note 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 13, 2021. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust currently consists of three series, Harbor Disruptive Innovation ETF, Harbor Scientific Alpha High-Yield ETF, and Harbor Scientific Alpha Income ETF (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds. The financial statement and notes to the financial statement relate to Harbor Scientific Alpha High-Yield ETF. The Fund has had no operations to date other than matters relating to the sale and issuance of 2,000 shares of the Fund to the Adviser at a net asset value of $50.00 per share on July 13, 2021.
Note 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statement. The Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statement. Actual results may differ from those estimates.
Taxes
The Fund is treated as a separate entity for U.S. federal tax purposes. The Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Note 3—FEES AND OTHER TRANSACTIONS WITH AFFILIATE
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Fund’s investment adviser and is also responsible for administrative and other services. The Fund has an advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses;

76

APPENDIX B – Financial Statement

Notes to Financial Statement—July 13, 2021 — Continued
(vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The advisory agreement provides for management fees based on an annual percentage rate of the Fund’s average daily net assets. The contractual management fee rate is 0.48%.
State Street Bank and Trust Company provide custodian and transfer agent services to the Fund. Fees relating to these services are paid by the Adviser.
All organizational and offering expenses of the Trust will be borne by Harbor Capital and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities.
Note 4—SUBSEQUENT EVENTS
Through the date the financial statement was issued, there were no subsequent events or transactions that would have materially impacted the financial statement or related disclosures as presented herein.

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APPENDIX B – Financial Statement

Report of Independent Registered Public Accounting Firm
To the Shareholder and the Board of Trustees of
the Harbor Scientific Alpha High-Yield ETF
Opinion on the Financial Statement
We have audited the accompanying statement of assets and liabilities of the Harbor Scientific Alpha High-Yield ETF (the “Fund”) (one of the funds constituting the Harbor ETF Trust (the “Trust”)), as of July 13, 2021, including the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Fund at July 13, 2021 in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Harbor Funds and Harbor ETF Trust investment companies since 2000.
Chicago, Illinois
July 30, 2021

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111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborfunds.com
ETF.SAI.0921

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

STATEMENT OF ADDITIONAL INFORMATION – September 13, 2021

Harbor ETF Trust (“Harbor” or the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and includes the following series (individually or collectively referred to as a “Fund” or the “Funds”):
Fund	Principal U.S. Listing Exchange	Ticker
Harbor Disruptive Innovation ETF	NYSE Arca, Inc.	INNO
Additional funds may be created by the Fund’s Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. The assets of the Fund are managed by one or more subadvisers (each, a “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Prospectus of the Fund dated September 13, 2021, as amended or supplemented from time to time. Additional information about the Fund’s investments is available at harborfunds.com or in the Fund’s Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Prospectuses and the Statement of Additional Information, the Annual Reports, which contain the Fund’s audited financial statements, the Semi-Annual Reports, request other information and discuss their questions about the Fund by calling 800-422-1050, by writing to Harbor ETF Trust at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborfunds.com. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

The Fund is an exchange-traded fund that issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are issued in exchange for portfolio securities and/or cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from the Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.
The Fund is a diversified management investment company that has its own investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Fund’s investment policies contained in the Prospectus.
The Fund may temporarily depart from its normal investment policies and strategies when the Fund’s Subadviser and/or the Adviser, as applicable, believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, the Fund may invest in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one subadviser to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

1

Investment Policies

Borrowing
The Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Borrowing may exaggerate the effect on any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Cash Equivalents
The Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). The Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits. The Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of further political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
The Fund may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
The Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Common Stocks
The Fund may purchase common stocks.
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.

Convertible Securities
The Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.

2

Investment Policies

Convertible Securities — Continued
CONTINGENT CONVERTIBLE INSTRUMENTS
Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
■
Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
■
Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos (such as the Fund) against the issuer with respect to or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a trigger, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
■
Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Cybersecurity Risks
As the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber attacks include, among other things, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data.
Cybersecurity breaches affecting the Fund or the Adviser, the Fund’s Subadvisers, custodian, transfer agent, other third-party service providers, intermediaries and others may adversely impact the Fund and its shareholders. A cybersecurity breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s net asset value, impediments to trading, reputational damage, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, and compliance and other costs. Indirect cybersecurity breaches at third-party service providers, intermediaries, trading counterparties, governmental and other regulatory authorities, and exchange and other financial market operators may subject the Fund’s shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which the Fund invests may similarly negatively impact the Fund’s shareholders because of a decrease in the value of these securities.
The Fund  has established policies and procedures designed to reduce the risks associated with cybersecurity breaches and other operational disruptions. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of issuers or third-party service providers. There is a risk that cybersecurity breaches will not be detected. In addition, there are inherent limitations to these policies and procedures and certain risks may not yet be identified and new risks may emerge in the future. The Fund and its shareholders could be negatively impacted as a result of any cybersecurity breaches or operational disruptions.

Derivative Instruments
In accordance with its investment policies, the Fund may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.

3

Investment Policies

Derivative Instruments — Continued
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the expectations of the Subadviser and/or Adviser, as applicable, will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the expectations of the Subadviser and/or Adviser, as applicable, concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative securities may include collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts and swap agreements (described below). The principal risks associated with derivative instruments are:
MARKET RISK
The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
LEVERAGE AND ASSOCIATED PRICE VOLATILITY
Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.
COUNTERPARTY CREDIT RISK
The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
LIQUIDITY AND VALUATION RISK
Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom-designed to meet the specialized investment needs of a relatively narrow group of institutional investors, such as the Fund, are not readily marketable and are subject to the Fund’s restrictions on illiquid investments.
CORRELATION RISK
There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
Each derivative instrument purchased for the Fund’s portfolio is reviewed and analyzed by the Fund’s Subadviser and/or Adviser, as applicable, to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.
RISKS ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES
Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.
The risk of early prepayments is the primary risk associated with interest-only debt securities (“IOs”), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest rate (“superfloaters”), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

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Investment Policies

Derivative Instruments — Continued
The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating rate securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities (“inverse floaters”), principal-only debt securities (“POs”), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.
Planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.
Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.
SEC REGULATORY CHANGE
On October 28, 2020, the SEC adopted Rule 18f-4 (the “Rule”) relating to the use of derivatives and certain other transactions by registered investment companies that rescinds the guidance of the SEC and its staff regarding asset segregation and cover transactions. Funds trading derivatives and other transactions that create future payment or delivery obligations are subject to a value-at-risk (“VaR”) leverage limit, certain other derivatives risk management program and testing requirements and requirements related to board reporting. These new requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in the Rule. To qualify, a fund trading reverse repurchase agreements or similar financing transactions will either (i) need to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or (ii) treat all reverse repurchase agreements or similar financing transactions as derivatives transactions. A fund is permitted to switch between these options but must maintain a written record that documents the fund’s choice. The implementation of these new requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Fixed Income Securities
The Fund may invest in fixed income securities. Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Fund’s Subadviser and/or Adviser, as applicable, will consider both credit risk and market risk in making investment decisions for the Fund.

Foreign Currency Transactions
The Fund may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank

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Investment Policies

Foreign Currency Transactions — Continued
market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
The Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
When the Fund’s Subadviser and/or Adviser, as applicable, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
When the Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.
The Fund will only enter into transactions in forward contracts when deemed appropriate by the Adviser. The Fund generally will not enter into a forward contract with a term of greater than one year. The Fund may experience delays in the settlement of its foreign currency transactions.
The Fund will place cash that is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract), in a separate account with the Fund’s custodian or will set aside or restrict that cash in the records or systems of the Adviser. The amounts in such separate account, or set aside or restricted, will equal the value of the Fund’s total assets that are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account, or will set aside or restrict, additional cash or securities on a daily basis so that the value of the account or amount set aside or restricted will equal the amount of the Fund’s commitments with respect to such contracts.
Using forward contracts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund’s foreign assets.
While the Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

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Investment Policies

Foreign Currency Transactions — Continued
The Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Securities
The Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers, including in emerging market securities.
The Fund’s Subadviser and/or Adviser, as applicable, is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Fund’s Subadviser and/or Adviser, as applicable, may consider an issuer to be a foreign or emerging market issuer if:
■
the company has been classified by MSCI, FTSE, or S&P indices as a foreign or emerging market issuer;
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the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
■
a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
■
the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
■
the Fund’s Subadviser and/or Adviser, as applicable, otherwise determines an issuer to be a foreign or emerging markets issuer in its discretion based on any other factors relevant to a particular issuer.
Each Subadviser and/or Adviser, as applicable, may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by a Subadviser and/or Adviser, as applicable, as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
FOREIGN SECURITIES RISKS
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make

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Investment Policies

Foreign Securities — Continued
intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund invest to permit the Fund’s assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability of the Fund to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Fund’s ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Fund’s assets; and (iv) difficulties in converting the Fund’s cash and cash equivalents to U.S. dollars. The Adviser and Subadviser has evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, the Fund could lose its entire investment in any such country. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”) subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expires at the end of 2020. During the transition phase, the United Kingdom and the EU will seek to negotiate and finalize a new, more permanent trade deal. Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of the Fund’s investments.
EMERGING MARKETS
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.

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Investment Policies

Foreign Securities — Continued
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
Emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The degree of cooperation between issuers in emerging and frontier market countries with foreign and U.S. financial regulators may vary significantly. Accordingly, regulators may not have sufficient access to audit and oversee issuers, and there could be less information available about issuers in certain emerging market countries. As a result, the ability of the Adviser or a Subadviser to evaluate local companies or their potential impact on a Fund’s performance could be inhibited. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
On June 3, 2021, President Joseph Biden issued Executive Order 14032 (the “Order”), entitled “Executive Order on Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China.” The Order restricts transactions in publicly traded securities, or any publicly traded securities that are derivative of, or are designed to provide investment exposure to such securities, of Chinese military industrial complex companies (“CMIC”) by any United States person. The scope and implementation of the sanctions may change as additional guidance is issued. The Fund could be adversely affected by these sanctions. In particular, the Fund may not be permitted to invest in a CMIC in which it otherwise might invest.
INVESTING THROUGH STOCK CONNECT
The Fund may invest in eligible securities, such as China A-Shares (“Stock Connect Securities”) that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a mutual market access program that allows Chinese investors to trade securities listed on the Hong Kong Stock Exchange via Chinese brokers and non-Chinese investors (such as the Fund) to purchase certain Shanghai- and Shenzhen-listed securities through brokers in Hong Kong without obtaining a special license. Purchases of securities through Stock Connect are subject to a number of restrictions, including market-wide trading volume and market cap quota limitations. Although individual investment quotas do not apply, participants in Stock Connect are subject to daily and aggregate investment quotas, which could restrict the Fund’s ability to invest in Stock Connect Securities.
Investments in Stock Connect Securities are generally subject to regulation by both Hong Kong and China and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, which are subject to change by these regulators. Investors may not sell, purchase or transfer Stock Connect Securities except through Stock Connect. Regulators may suspend or terminate Stock Connect trading in certain circumstances, which may adversely affect the Fund’s ability to trade Stock Connect Securities. The Fund may also be prohibited from trading Stock Connect Securities during local holidays.
Stock Connect transactions are not subject to the investor protection programs of the Hong Kong, Shanghai or Shenzhen Stock Exchanges. Although Chinese regulators have indicated that ultimate investors hold a beneficial interest in Stock Connect Securities, the Chinese law surrounding the rights of beneficial owners of securities and the legal mechanisms available to beneficial owners for

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Investment Policies

Foreign Securities — Continued
enforcing their rights are underdeveloped and untested. As the law evolves, there is a risk that the Fund’s ability to enforce its ownership rights may be uncertain, which could subject the Fund to significant losses. Trading in Stock Connect Securities may be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities and may result in greater trading expenses borne by the Fund.
ADRs, EDRs, IDRs, AND GDRs
The Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Forward Commitments and When-Issued Securities
The Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Subadviser and/or Adviser, as applicable, deems it appropriate to do so. The Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
When-issued purchases and forward commitment transactions enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the records or systems of the Fund’s Subadviser and/or Adviser, as applicable, relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a

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Investment Policies

Forward Commitments and When-Issued Securities — Continued
segregated account with the Fund’s custodian or set aside or restricted in the records or systems of the Fund’s Subadviser and/or Adviser, as applicable, relating to the Fund while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.
Recently finalized Financial Industry Regulatory Authority, Inc. (“FINRA”) rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Futures Contracts and Options on Futures Contracts
To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
The Adviser has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA), pursuant to Rule 4.5 under the CEA (the “exclusion”). Accordingly, neither the Adviser, nor the Fund, is subject to registration or regulation as a “commodity pool operator” or a “commodity pool,” respectively, under the CEA. Because the Adviser intends to operate the Fund in a manner that would permit it to continue to remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA, including futures contracts and options on futures contracts, which may adversely impact the Fund’s return. In the event the Adviser becomes unable to rely on the exclusion and is required to register with the CFTC as a commodity pool operator with respect to the Fund and operate the Fund subject to CFTC regulation, the Fund may incur additional expenses.
FUTURES CONTRACTS
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the Subadviser and/or Adviser, as applicable, considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Subadviser and/or Adviser, as applicable, would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.
With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or restricting in the Adviser’s records or systems relating to the Fund, liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or restrict liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
HEDGING AND OTHER STRATEGIES
Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.
If, in the opinion of the Fund’s Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, commodities or commodity indices securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Fund’s Subadviser and/or Adviser, as applicable, will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
OPTIONS ON FUTURES CONTRACTS
Except as noted above, the Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same type. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
OTHER CONSIDERATIONS
The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of commodities or securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of commodities or securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, commodities or currencies, require the Fund to maintain with the Fund’s custodian in a segregated account, or to set aside or restrict in the records or systems of the Fund’s Adviser or Subadviser, as applicable, cash or liquid securities in an amount equal to the value of such underlying securities, commodities or currencies.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Fund’s ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.
RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS
There are several additional risks associated with transactions in commodity futures contracts.
Storage Risk. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment Risk. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility

13

Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid investments, as defined in Rule 22e-4 under the Investment Company Act. Fund investments will be considered illiquid if the Fund reasonably expects that such investments cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market values of the investments. The Trust, on behalf of the Fund has established a liquidity risk management program in accordance with Rule 22e-4 under the Investment Company Act, which provides for the assessment, management and periodic review of the Fund’s liquidity risk, the classification and monthly review of the Fund’s portfolio investments, the determination and periodic review of, and procedures to address a shortfall in, the Fund’s highly liquid investment minimum, if applicable, and limiting the Fund’s illiquid investments to 15% of the Fund’s net assets.
The Board of Trustees has adopted procedures for determining the liquidity of Fund investments that apply to all Funds. The Board of Trustees has delegated to the Adviser and Subadvisers the daily function of determining and monitoring the liquidity of Fund investments in accordance with procedures adopted by the Board of Trustees. The Board of Trustees retains oversight of the liquidity determination process.

Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies as permitted under the Investment Company Act rules and regulations thereunder. Securities of other investment companies, including shares of closed-end investment companies, business development companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad-based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market. Certain ETFs have received exemptive relief permitting other funds to invest in such ETFs in amounts in excess of the limits set forth above, subject to satisfaction of certain conditions by the ETF and the acquiring fund. The Fund may rely on such orders to make investments in ETFs in excess of these limits.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company (“RIC”) under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that the Fund should lose its status as a RIC during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Options and Futures Transactions
Except as described under “Options on Securities, Securities Indices and Currency” and “Futures Contracts and Options on Futures Contracts,” the Fund may buy and sell options contracts, financial futures contracts and options on futures contracts, and may purchase and sell options and futures based on securities, indices, currencies, commodities and other assets, including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage the Fund’s exposure to changing interest rates, security prices, and

14

Investment Policies

Options and Futures Transactions — Continued
currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge the Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.
Options and futures can be volatile investments and involve certain risks. If the Subadviser and/or Adviser, as applicable, applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Fund’s return. The Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest but may produce income, gains or losses.
The loss incurred by the Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any margin paid or premium received. The Fund’s transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.
RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised.
Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Fund’s Subadviser and/or Adviser, as applicable, will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser and/or Adviser, as applicable,’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Options on Securities, Securities Indices and Currency
The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
WRITING COVERED OPTIONS
A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options

15

Investment Policies

Options on Securities, Securities Indices and Currency — Continued
are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside or restricted in the records or systems of the Fund’s Subadviser and/or Adviser, as applicable, relating to the Fund, with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment, and/or (iii) purchasing an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account with the Fund’s custodian or by setting them aside or restricting them in the records or systems of the Fund’s Subadviser and/or Adviser, as applicable, relating to the Fund. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
PURCHASING OPTIONS
The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser and/or Adviser, as applicable,. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Partnership Securities
The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, PTPs/MLPs are operated under the supervision of one or

16

Investment Policies

Partnership Securities — Continued
more managing partners or members. Limited partners, unit holders, or members (such as the Fund, if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly-traded firms that may be taxed as corporations). For tax purposes, limited partners, unit holders, or members may be allocated taxable income with respect to only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit or share holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.
Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to limited partners, unit holders, or members rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be illiquid at times.
The Fund may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Preferred Stocks
The Fund may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions and generally carry no voting rights.

Real Estate Investment Trusts
The Fund may gain exposure to the real estate sector by investing in real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject, directly or indirectly, to risks associated with ownership of real estate, including changes in the general economic climate or local conditions (such as an oversupply of space or a reduction in demand for space), loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, including competition based on rental rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of the properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. Real estate-related investments may entail leverage and may be highly volatile.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not generally taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

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Investment Policies

Real Estate Investment Trusts — Continued
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Regulatory Risk and Other Market Events
Financial entities are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Legislative or administrative changes or court decisions relating to the Code may adversely affect the Fund and/or the issuers of securities held by the Fund.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”) and other similar types of reference rates (each, a “Reference Rate”). In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR and certain other Reference Rates may cease to be available or appropriate for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute Reference Rate may also adversely affect the Fund’s performance and/or net asset value. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.  The termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Fund’s overall financial condition or results of operations.
Events such as natural disasters, pandemics, epidemics, and social unrest in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of the Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Repurchase Agreements
The Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of FINRA, or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser and/or Adviser, as applicable,. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Restricted Securities
The Fund may purchase and sell restricted securities. Restricted securities are securities acquired in an unregistered, private sale from the issuing company or from an affiliate of the issuer. Restricted securities would be required to be registered under the Securities Act of 1933 (the “1933 Act”) prior to distribution to the general public, but they may be eligible for resale to “qualified institutional

18

Investment Policies

Restricted Securities — Continued
buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for the Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Rights and Warrants
The Fund may invest in rights and warrants. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of rights and warrants have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a right or warrant may not necessarily change with the value of the underlying securities. Rights and warrants cease to have value if they are not exercised prior to their expiration date. Investments in rights and warrants are thus speculative and may result in a total loss of the money invested.

Securities Lending
The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33⅓% of the value of the total assets of the Fund.

Short Sales
The Fund may engage in short sales of securities to: (i) offset potential declines in long positions in similar securities, (ii) increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The Fund may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage by segregating cash or liquid securities with the Fund’s custodian, or setting aside or restricting in the records or systems of the Fund’s Subadviser and/or the Adviser, as applicable, related to the Fund, cash or liquid securities that the Fund’s portfolio manager(s) determines to be liquid and that are equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

19

Investment Policies

Small to Mid Companies
The Fund may invest in equity securities of small to mid-sized companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Sovereign Debt Obligations
The Fund may invest in sovereign debt obligations. Sovereign debt obligations, such as foreign government debt or foreign treasury bills, involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited or no recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers, and may result in illiquidity. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. As a holder of government sovereign debt, the Fund may be requested to participate in the restructuring of sovereign indebtedness, including the rescheduling of debt payments and the extension of further loans to government debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, in the past several years the governments of countries in the European Union experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of the Fund’s investments in that country’s sovereign debt obligations.

Special Purpose Acquisition Companies
The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.

20

Investment Policies

Special Purpose Acquisition Companies — Continued
Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; (v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (vi) if an acquisition or merger target is identified, the Fund may elect not to participate in, or vote to approve, the proposed transaction or the Fund may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case the Fund may not reap any resulting benefits; (vii) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (ix) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (x) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (xi) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (xii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xiii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xiv) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xv) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Swaps, Caps, Floors and Collars
The Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market. A swap transaction for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities means the counterparty would be obligated to pay the Fund a return based on the market price of the foreign equity security and the Fund would be obligated to pay the counterparty a return based upon a fixed or floating interest rate. As used above, “sale” means a sale to close out the purchase of a foreign equity security through a swap transaction as opposed to a short sale.
The Fund’s current obligations under a swap agreement are accrued daily (offset against any amounts owed by the counterparty to the Fund) and any accrued but unpaid net amounts owed to a counterparty are covered by segregating or earmarking Fund assets determined to be liquid by the Fund’s Subadviser and/or Adviser, as applicable, in accordance with liquidity procedures established by the Fund’s Board of Trustees. Obligations under swap agreements that are covered in this manner are not considered “senior securities” for purposes of the Fund’s investment restriction regarding senior securities, in accordance with prior staff guidance.
The Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in the Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.

Trust-Preferred Securities
The Fund may also invest in trust-preferred securities. These securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash

21

Investment Policies

Trust-Preferred Securities — Continued
proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund.

U.S. Government Securities
The Fund may invest in U.S. government securities. Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.
On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Ginnie Mae, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

22

Investment Policies

U.S. Government Securities — Continued
In addition to securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Variable and Floating Rate Securities
The Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

23

Exchange Listing and Trading
The Fund issues and sells new Creation Units of shares on an ongoing basis. At any point a “distribution” may occur, as such term is defined in the 1933 Act. Depending on the circumstances, some activities of broker-dealers and other persons may result in their being considered participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.
A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular circumstance. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if after placing an order with the Fund’s distributor, it takes Creation Units and breaks them down into constituent shares and sells such shares directly to customers. Or, a broker-dealer firm or its client may be deemed a statutory underwriter if it combines the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Such examples do not reflect all the activities that could lead to categorization as an underwriter.
Broker dealers who are not underwriters but are participating in a distribution (not ordinary secondary trading transactions), and thus dealing with shares of the Fund that are part of an “unsold allotment” as such term is defined in the 1933 Act, would be unable to take advantage of the prospectus delivery exemption under Section 4(a)(3) of the 1933 Act. The prospectus delivery exemption is not available in respect of such transactions due to Section 24(d) of the Investment Company Act. Accordingly, broker-dealers should note that dealers who are not underwriters but are participating in a distribution (not ordinary secondary market transactions) and thus dealing with the shares of the Fund that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act is owed to an exchange member in connection with a sale on an exchange and is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
Shares of the Fund have been approved for listing and trading on an exchange. The Fund’s shares trade on an exchange at prices that may differ to some degree from its NAV. The listing exchange may remove the Fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the listing exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) the Fund no longer complies with certain listing exchange rules; or (iv) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on such exchange inadvisable. The listing exchange will remove the Fund’s shares from listing and trading upon termination of the Trust. There can be no assurance that the Fund will continue to meet requirements of the listing exchange necessary to maintain the listing of the Fund’s shares.
As in the case of other publicly-traded securities, shares that are bought and sold through a broker will incur a brokerage commission determined by that broker.

24

Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.
The Fund may not:
(1)
with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
(2)
borrow money, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief;
(3)
act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(4)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or any of its agencies or instrumentalities);
(5)
issue senior securities, except as permitted under the Investment Company Act;
(6)
purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(7)
invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction; or
(8)
make loans to other persons, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief.
Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
For purposes of fundamental investment restriction no. 4, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.
For purposes of fundamental investment restriction no. 7, the Fund interprets its policy with respect to the investment in commodities or commodity contracts to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s Prospectus and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.
From time to time, the Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage

25

Investment Restrictions

Fundamental Investment Restrictions — Continued
investment limitation listed above or any percentage investment limitation of the Investment Company Act or rules thereunder, if the Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to the Fund’s acquisition of securities or instruments through a Voluntary Action.

Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor ETF Trust have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, the Fund may not:
(a)
purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)
make short sales of securities, except as permitted under the Investment Company Act;
(c)
invest more than 15% of the Fund’s net assets in illiquid investments;
(d)
invest in other companies for the purpose of exercising control or management; or
(e)
with respect to those Funds that are underlying Funds of the Harbor Target Retirement Funds (series of another registrant that invests in other funds), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act.

26

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and Officers of Harbor ETF Trust is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (58) Trustee	Since 2021	Chairman (2015-2020) and Trustee (2011-Present), Rare (conservation nonprofit); Trustee, Berkshire School (2014-Present); Trustee, The Nature Conservancy, Massachusetts Chapter (2018-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc. (publicly traded investment management firm).	34	None
Donna J. Dean (69) Trustee	Since 2021	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (2001-2019).	34	None
Randall A. Hack (74) Trustee	Since 2021	Founder and Senior Managing Director of Capstone Capital LLC (private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); Advisory Director of Berkshire Partners (private equity firm) (2002-2013); Founder and Senior Managing Director of Nassau Capital, LLC (private investment firm, investing solely on behalf of the Princeton Endowment) (1995-2001); and President of The Princeton University Investment Company (1990-1994).	34	None
Robert Kasdin (63) Trustee	Since 2021	Senior Vice President and Chief Operating Officer (2015-Present) and Chief Financial Officer (2018-Present), Johns Hopkins Medicine; Senior Executive Vice President, Columbia University (2002-2015); Trustee and Member of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-2019); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director and Executive Committee Member, The Y in Central Maryland (2018-Present).	34	Director of Apollo Commercial Real Estate Finance, Inc. (2014- Present).
Kathryn L. Quirk (68) Trustee	Since 2021
Vice President, Senior Compliance Officer and Head, U.S. Regulatory
Compliance, Goldman Sachs Asset Management (2013-2017); Deputy Chief
Legal Officer, Asset Management, and Vice President and Corporate Counsel,
Prudential Insurance Company of America (2010-2012); Co-Chief Legal Officer,
Prudential Investment Management, Inc., and Chief Legal Officer, Prudential
Investments and Prudential Mutual Funds (2008-2012); Vice President and
Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential
Insurance Company of America, and Chief Legal Officer, Prudential
Investments (2005-2008); Vice President and Corporate Counsel and Chief
Legal Officer, Mutual Funds, Prudential Insurance Company of America
(2004-2005); Member, Management Committee (2000-2002), General Counsel
and Chief Compliance Officer, Zurich Scudder Investments, Inc. (1997-2002).
			34	None
Douglas J. Skinner (59) Trustee	Since 2021	Professor of Accounting (2005-Present), Deputy Dean for Faculty (2015-2016, 2017-Present), Interim Dean (2016-2017), University of Chicago Booth School of Business.	34	None
Ann M. Spruill (67) Trustee	Since 2021	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Public Equities, Museum of Fine Arts, Boston (2000-2020); and Trustee, Financial Accounting Foundation (2014-2020).	34	None

27

Trustees and Officers

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Charles F. McCain (51)* Chairman, Trustee and President	Since 2021
Chief Executive Officer (2017-Present), Director (2007-Present), President
and Chief Operating Officer (2017), Executive Vice President and General
Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital
Advisors, Inc.; Director and Chairperson (2019-Present), Harbor Trust
Company, Inc.; Director (2007-Present) and Chief Compliance Officer
(2004-2017), Harbor Services Group, Inc.; Chief Executive Officer (2017-
Present), Director (2007-Present), Chief Compliance Officer and Executive
Vice President (2007-2017), Harbor Funds Distributors, Inc.; and Chief
Compliance Officer, Harbor Funds (2004-2017).
			34	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (46) Chief Compliance Officer	Since 2021
Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior Vice President
and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; Director and Secretary (2019-Present), Harbor
Trust Company, Inc.; Director, Executive Vice President (2017-Present) and Chief Compliance Officer (2017-2021), Harbor
Funds Distributors, Inc.; Director (2017-Present) and Assistant Secretary (2014-Present), Harbor Services Group, Inc.;
and AML Compliance Officer (2010-2017) and Vice President and Secretary (2007-2017), Harbor Funds.

Anmarie S. Kolinski (49) Treasurer	Since 2021
Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Director and Treasurer
(2019-Present), Harbor Trust Company, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; and
Chief Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.

Kristof M. Gleich (41) Vice President	Since 2021
President (2018-Present) and Chief Investment Officer (2020), Harbor Capital Advisors, Inc.; Director, Vice Chairperson,
President (2019-Present) and Chief Investment Officer (2020-Present), Harbor Trust Company, Inc.; and Managing Director,
Global Head of Manager Selection (2010-2018), JP Morgan Chase & Co.

Gregg M. Boland (57) Vice President	Since 2021
Executive Vice President (2020-Present), Vice President (2019-2020), Harbor Capital Advisors, Inc.; President (2019-Present),
Senior Vice President – Operations (2016-2019), and Vice President – Operations (2007-2015), Harbor Services Group,
Inc.; and Senior Vice President, AML Compliance Officer, and OFAC Officer (2019-Present), Harbor Funds Distributors,
Inc.

Diana R. Podgorny (42) Secretary	Since 2021
Senior Vice President and Assistant General Counsel (2020-Present), Vice President and Assistant General Counsel
(2017-2020), Harbor Capital Advisors, Inc.; Director and Vice President (2020 – Present), Harbor Trust Company, Inc.;
Vice President and Counsel, AMG Funds LLC (2016-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II
and AMG Funds III (2016-2017); Assistant Secretary, AMG Funds IV (2010-2017); and Vice President and Counsel, Aston
Asset Management, LLC (2010-2016).

Jodie L. Crotteau (49) Assistant Secretary	Since 2021
Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Chief Compliance
Officer and AML/OFAC Officer (2019-Present), Harbor Trust Company, Inc.; Chief Compliance Officer and Secretary
(2017-present) and Assistant Secretary (2015-2016), Harbor Services Group, Inc.; Chief Compliance Officer (2021-present)
and Assistant Secretary (2016-present), Harbor Funds Distributors, Inc.; Vice President and Chief Compliance Officer,
Grosvenor Registered Funds (2011-2014); and Vice President, Grosvenor Capital Management, L.P. (2010-2014).

Lana M. Lewandowski (41) AML Compliance Officer and Assistant Secretary	Since 2021	Legal & Compliance Manager (2016-Present) and Legal Specialist (2012-2015), Harbor Capital Advisors, Inc.
Lora A. Kmieciak (57) Assistant Treasurer	Since 2021
Senior Vice President – Fund Administration and Analysis (2017-Present), Senior Vice President - Business Analysis
(2015-2017), Harbor Capital Advisors, Inc.; Vice President (2020 – Present), Harbor Trust Company, Inc.; and Assurance
Executive Director, Ernst & Young LLP (1999-2015).

John M. Paral (52) Assistant Treasurer	Since 2021	Director of Fund Administration and Analysis (2017-Present), Vice President (2012-Present) and Financial Reporting Manager (2007-2017), Harbor Capital Advisors, Inc.

[1]	Each Trustee serves for an indefinite term, until his or her successor is elected. Each Officer is elected annually.
*	Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Adviser.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees

28

Trustees and Officers

Additional Information About the Trustees — Continued
is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
Scott M. Amero. Mr. Amero retired in 2010 after a 20-year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently is on the Board of Trustees for Rare, a conservation nonprofit, a Trustee for Berkshire School, a Trustee of the Massachusetts chapter of The Nature Conservancy, a Trustee for Adventure Scientists, and a member of the Advisory Board of the Mossavar-Rahmani Center for Business and Government at the Harvard Kennedy School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Donna J. Dean. Ms. Dean served as the Chief Investment Officer of the Rockefeller Foundation from 2001 through 2019. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. As Chief Investment Officer, Ms. Dean was responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean was responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee of Harbor Funds since 2010 and of Harbor ETF Trust since 2021.
Randall A. Hack. Mr. Hack is the Senior Managing Director and Founder of Capstone Capital LLC. Capstone Capital holds investments in private companies, with a special focus on the telecommunications and health care industries. He served as an Advisory Director of Berkshire Partners, a private equity firm, from 2002 to 2013. In that capacity he assisted Berkshire Partners in identifying and assessing private companies in which to invest, participated in those investments through Capstone Capital, and served on the boards of selected Berkshire Partners portfolio companies. In 1995, Mr. Hack founded Nassau Capital, LLC, a private investment firm that invested in privately held companies and assets solely on behalf of Princeton University’s endowment and Nassau Capital’s principals. Nassau Capital, which grew to manage approximately $2.5 billion in assets at the peak of its investment program, focused its investments in alternative asset classes such as venture capital, leveraged buy-outs, real estate, timber and energy. From 1990 to 1994, Mr. Hack served as the President of The Princeton University Investment Company, which oversees the management of Princeton University’s endowment. In that role, Mr. Hack led a team of investment professionals who devised and implemented a series of global investment initiatives in areas such as domestic and international equities, hedge funds, real estate, oil and gas holdings and other private market asset classes. He previously served on the board of Tower Development Corporation, a private company, and currently serves on the boards of several non-profit organizations. Mr. Hack previously served on the boards of Fiber Tower Corporation and Crown Castle International Corp. Mr. Hack has served as a Trustee of Harbor Funds since 2010 and served as Lead Independent Trustee of Harbor Funds from 2016 to 2019. Mr. Hack has served as a Trustee of Harbor ETF Trust since 2021.
Robert Kasdin. Mr. Kasdin has served as the Senior Vice President and Chief Operating Officer of Johns Hopkins Medicine since 2015 and also as Chief Financial Officer of Johns Hopkins Medicine since 2018. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin also serves on the boards of trustees of several non-profit entities affiliated with Johns Hopkins Medicine and the Y of Central Maryland. He previously served on the Board of the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc. He serves on the Board of Directors of Apollo Commercial Real Estate Finance, Inc. and is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Kathryn L. Quirk. Ms. Quirk retired in March 2017 after nearly thirty-five years of serving in various legal, compliance and senior management roles in the asset management industry as well as serving as an officer of several investment companies. Prior to her retirement, she served at Goldman Sachs Asset Management as Head of U.S. Regulatory Compliance from 2013-2017. Prior to joining Goldman Sachs, she was Vice President and Corporate Counsel at Prudential Insurance Company of America,

29

Trustees and Officers

Additional Information About the Trustees — Continued
a subsidiary of Prudential Financial Inc., an insurance and financial services company. During that time, she also served as Deputy Chief Legal Officer, Asset Management at Prudential Insurance Company of America; Co-Chief Legal Officer at Prudential Investment Management, Inc.; Chief Legal Officer at Prudential Investments LLC; and Chief Legal Officer of the Prudential Mutual Funds. Prior to joining Prudential, Ms. Quirk worked at Zurich Scudder Investments, Inc., an asset management company, where she held several senior management positions, including General Counsel, Chief Compliance Officer, Chief Risk Officer, Corporate Secretary, Managing Director, and served on the board of directors and management committee. She started her career as an attorney at Debevoise & Plimpton LLP. Ms. Quirk has extensive investment management industry and legal experience and has served as a Trustee of Harbor Funds since 2017 and of Harbor ETF Trust since 2021.
Douglas J. Skinner. Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner joined the University of Chicago Business School’s faculty in 2005 from the University of Michigan Business School, where he served as the KPMG Professor of Accounting. Mr. Skinner’s teaching and research has a particular emphasis on corporate disclosure practices, corporate financial reporting, and corporate finance. Mr. Skinner is a Senior Fellow at the Asian Bureau of Finance and Economic Research, a Professorial Fellow at the University of Melbourne, and Senior Editor of the Journal of Accounting Research. Mr. Skinner is the author or co-author of numerous publications in leading accounting and finance academic journals. Mr. Skinner has served as a Trustee of Harbor Funds since 2020 and of Harbor ETF Trust since 2021.
Ann M. Spruill. Ms. Spruill retired in 2008 after an 18-year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately-owned global investment management firm. Ms. Spruill served as a Trustee for the Financial Accounting Foundation. She served as a member of the Investment Committee and Chair of Global Public Equities for the Museum of Fine Arts, Boston and serves as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Charles F. McCain. Mr. McCain has served as Chief Executive Officer of Harbor Capital Advisors since 2017 and as a Director since 2007. Mr. McCain previously served as President and Chief Operating Officer of Harbor Capital Advisors during 2017, Executive Vice President and General Counsel of Harbor Capital Advisors from 2004-2017 and as Chief Compliance Officer of Harbor Capital Advisors from 2004-2014. He served as Harbor Funds’ Chief Compliance Officer from 2004-2017. He has served as a Director and Chairperson of Harbor Trust Company, Inc. since 2019. He also has served as a Director of Harbor Services Group, Inc. since 2007, and as the Chief Compliance Officer of Harbor Services Group, Inc. from 2004-2017. He has also served as a Director of Harbor Funds Distributors, Inc. since 2007, and as the Chief Compliance Officer and Executive Vice President of Harbor Funds Distributors, Inc. from 2007-2017. Prior to joining Harbor Capital Advisors in 2004, Mr. McCain was a Junior Partner at the law firm of Wilmer Cutler Pickering Hale and Dorr LLP. Mr. McCain has extensive business, investment, legal and compliance experience and has served as a Trustee and Chairman of the Board of Harbor Funds since 2017 and as a Trustee and Chairman of the Board of Harbor ETF Trust since 2021.

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Adviser, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of eight Trustees, seven of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Ms. Quirk to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.

30

Trustees and Officers

Board Leadership Structure — Continued
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Board Committees
All Independent Trustees serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor ETF Trust Nominating Committee, c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting. The Valuation Committee is comprised of certain officers of the Trust and other employees of the Adviser. A function of the Valuation Committee includes determining the fair value of portfolio securities when necessary.
The Board of Trustees does not have a compensation committee.

Risk Oversight
The Board of Trustees considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board of Trustees recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Fund’s risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board of Trustees on various operations of the Trust and related risks and their management. In particular, the Fund’s Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation
For the fiscal year ending
October 31, 2021
Name of Person, Position	Aggregate Compensation From Harbor ETF Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund Complex**
Charles F. McCain, Chairman, President and Trustee	-0-	-0-	-0-
Scott M. Amero, Trustee	-$12,500-	-0-	$277,500
Donna J. Dean, Trustee	-$12,500-	-0-	$277,500
Randall A. Hack, Trustee	-$12,500-	-0-	$277,500
Robert Kasdin, Trustee	-$12,500-	-0-	$277,500
Kathryn L. Quirk, Trustee	-$14,500-	-0-	$319,500
Douglas J. Skinner, Trustee	-$13,500-	-0-	$298,500
Ann M. Spruill, Trustee	-$12,500-	-0-	$277,500
*
Estimated for the period May 1, 2021 through [October 31, 2021].
**
Estimated for the fiscal year ending [October 31, 2021]. Includes amounts paid by Harbor ETF Trust and Harbor Funds.

Trustee Ownership of Fund Shares
As of September 13, 2021, the Trustees and Officers of Harbor ETF Trust do not own any shares of the Fund as the Fund is newly launched.
The Fund shares beneficially owned by the Trustees as of December 31, 2020 are as follows:
Name of Trustee	Dollar Range of Ownership in the Fund[1]	Aggregate Dollar Range of Ownership in all Funds Overseen within Fund Family
Independent Trustees
Scott M. Amero	None[1]	Over $100,000

31

Trustees and Officers

Trustee Ownership of Fund Shares — Continued
Name of Trustee	Dollar Range of Ownership in the Fund[1]	Aggregate Dollar Range of Ownership in all Funds Overseen within Fund Family
Independent Trustees — Continued
Donna J. Dean	None[1]	Over $100,000
Randall A. Hack	None[1]	Over $100,000
Robert Kasdin	None[1]	Over $100,000
Kathryn L. Quirk	None[1]	Over $100,000
Douglas J. Skinner	None[1]	Over $100,000
Ann M. Spruill	None[1]	Over $100,000
Interested Trustee
Charles F. McCain	None[1]	Over $100,000
1
The Fund had not commenced operations as of the date of this Statement of Additional Information.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
■
the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
■
an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) is an entity that is in a control relationship with the Adviser.
■
a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case having the Adviser as investment adviser, Foreside Fund Services, LLC (the “Distributor”) as principal underwriter, or an investment adviser or principal underwriter that is in a control relationship with the Adviser or Distributor. For example, the related funds of Harbor ETF Trust include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates or distributed by the Distributor or its affiliates.
As of December 31, 2020, none of the Independent Trustees, nor any member of their immediate families, beneficially owned any securities issued by the Adviser, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser, the Distributor, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
■
a Harbor Fund;
■
an officer of Harbor ETF Trust;
■
a related fund;
■
an officer of any related fund;
■
the Adviser;
■
the Distributor;
■
an officer of the Adviser or the Distributor;
■
any affiliate of the Adviser or the Distributor; or
■
an officer of any such affiliate.
During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.
During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, served as an officer for an entity on which an officer of any of the following entities also served as a director:
■
the Adviser;
■
the Distributor; or
■
ORIX or any other entity in a control relationship with the Adviser or the Distributor.

32

Trustees and Officers

Material Relationships of the Independent Trustees — Continued
During the calendar years 2019 and 2020, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2019 and 2020, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:
■
any related fund;
■
the Adviser;
■
the Distributor;
■
any affiliated person of Harbor ETF Trust; or
■
ORIX or any other entity in a control relationship to the Adviser or the Distributor.

33

The Adviser and Subadvisers

The Adviser
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment adviser (the “Adviser”) for the Fund pursuant to an investment advisory agreement with Harbor ETF Trust on behalf of the Fund (each, an “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Adviser is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for the Fund as set forth in more detail below:
Management Services. Subject to the approval of the Board of Trustees, the Adviser is responsible for establishing the investment policies, strategies and guidelines for the Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Adviser deems modifications to be necessary or appropriate. The Adviser is also responsible for providing, either through itself or through a Subadviser selected, paid and supervised by the Adviser, investment research, and advice, and for furnishing continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will also make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers.
Selection and Oversight of Subadvisers. The Adviser is responsible for the Subadvisers it selects to manage the assets of or provide non-discretionary investment advisory services for the Fund and for recommending to the Board of Trustees the hiring, termination and replacement of Subadvisers. The Adviser is responsible for overseeing the Subadvisers and for reporting to the Board of Trustees periodically on the Fund’s and Subadviser’s performance. The Adviser normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisers, including thorough reviews and assessments of (i) the Subadviser’s investment process, personnel and investment staff; (ii) the Subadviser’s investment research capabilities; (iii) the Subadviser’s ownership and organization structures; (iv) the Subadviser’s legal, compliance and operational infrastructure; (v) the Subadviser’s brokerage practices; (vi) any material changes in the Subadviser’s business, operations or staffing; (vii) the performance of the Fund and the Subadviser relative to benchmark and peers; (viii) the Fund’s portfolio characteristics, and (ix) the composition of the Fund’s portfolio.
Legal, Compliance, Financial and Administrative Services. The Adviser is responsible for regularly providing various other services on behalf of the Fund, including, but not limited to,: (i) providing the Fund with office space, facilities, equipment and personnel as the Adviser deems necessary to provide for the effective administration of the affairs of the Fund, including providing from among the Adviser’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor ETF Trust and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Fund’s transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board of Trustees, as well as such other materials that the Board of Trustees may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Fund required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Fund’s investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Fund in connection with the administration of the affairs of the Fund, including the assigning of matters to the Fund’s legal counsel on behalf of the Fund and supervising the work of such outside counsel; (vii) overseeing the determination and publication of the Fund’s net asset value in accordance with the Fund’s valuation policies; (viii) preparing and monitoring expense budgets for the Fund, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Fund such other administrative services as the Adviser deems necessary, or the Board of Trustees reasonably requests, for the efficient operation of the Fund.
The Adviser is a wholly-owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through ADRs) and Tokyo Stock Exchanges.

Advisory Fees
For its services, the Fund pays the Adviser the contractual advisory fee set forth below, which is an annual rate based on the Fund’s average net assets.
Contractual Advisory Fee
Harbor Disruptive Innovation ETF[1]	0.75%
1
The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any) to 0.50% through August 31, 2022. Only the Fund’s Board of Trustees may modify or terminate this arrangement..

34

The Adviser and Subadvisers

The Subadvisers
The Adviser has engaged the services of subadvisers (each, a “Subadviser”) to provide non-discretionary advisory services for the Fund.
The Adviser pays each Subadviser out of its own resources; the Fund has no obligation to pay the Subadvisers. Each Subadviser has entered into a subadvisory agreement with the Adviser and Harbor ETF Trust, on behalf of the Fund. Each non-discretionary Subadviser provides investment advice to the Adviser, which is responsible for the day-to-day investment decision making for the Fund.
Each Subadviser is responsible for its own costs of providing services to the Fund. Each discretionary and non-discretionary Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.
Harbor Disruptive Innovation ETF.  The Fund operates as a multi-manager fund. In managing the Fund, the Adviser utilizes non-discretionary model portfolios provided by the following Subadvisers:
■
4BIO Partners LLP (“4BIO Capital”). 4BIO Capital is a London-based venture capital limited liability partnership that is employee owned.
■
NZS Capital, LLC (“NZS”). NZS, a limited liability company, is controlled by Jason Bradley Slingerlend, Brinton Johns, and Jupiter Investment Management Holdings LLC;
■
Sands Capital Management, LLC (“Sands Capital”). Sands Capital is an independent investment management firm ultimately controlled by Frank M. Sands, Sands Capital’s CEO and CIO. Frank M. Sands controls Sands Capital by virtue of his position as, among other things, trustee, manager, or officer, respectively, of various intermediate holding entities and trusts through which voting or management rights with respect to Sands Capital are held and/or exercised;
■
Tekne Capital Management, LLC (“Tekne”). Tekne is a limited liability company with Tekne Capital Partners, LP serving as member and direct majority owner. Beeneet Kothari, who is the Chief Executive officer Tekne, is the controlling owner of Tekne Capital Partners, LP; and
■
Westfield Capital Management, L.P. (“Westfield”). Westfield is majority employee owned. The day-to-day management and strategic decisions of Westfield are controlled by Westfield’s Management Committee.

35

The Portfolio Managers

Other Accounts Managed
The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of September 1, 2021, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s); (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR DISRUPTIVE INNOVATION ETF
Spenser P. Lerner, CFA
All Accounts	1	396$	0	—$	0	—$
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Kristof Gleich, CFA
All Accounts	1	396	0	—	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

Harbor Capital
Advisors, Inc.
CONFLICTS OF INTEREST
The Adviser may have various interests arising out of its side-by side management of accounts that create incentive to favor one account over another. These include: affiliated accounts in which the Adviser manages accounts on behalf of Harbor as well as on behalf of its clients; single subadviser and multi-manager products where the individual or group responsible for managing multi-manager products may have access, directly or indirectly, to material non-public information regarding one or more underlying managers as a result of such manager also serving as a subadviser to a single subadviser product, including with respect to management of ETF creation baskets; large accounts and clients which may generate more revenue than smaller accounts or certain strategies which may have higher fees than others, resulting in a potential incentive to favor such high revenue or fee generating accounts; recommendations to different clients to buy or sell securities of the same kind or class at prices that may be different or to execute trades of securities of the same kind or class in opposite directions for different accounts; non-discretionary accounts or models in which a client may be disadvantaged if the Adviser delivers the model investment portfolio after initiating trading for the discretionary accounts or a discretionary client disadvantaged if the non-discretionary clients receive the model investment portfolio and start trading prior to when the Adviser begins trading for the discretionary clients; client accounts which only permit holding securities long versus those that permit short selling and where different client accounts are selling short and holding long potentially impacting the value of the security; the investment of assets of different clients at different levels of an issuer’s capital structure; and financial interests of investment professionals who may invest or have other direct or indirect interests in investment vehicles the Adviser manages, including mutual funds, creating incentive to favor such accounts over others.
Conflicts that are not eliminated are addressed through disclosure and/or adoption of policies and procedures to manage or mitigate such conflicts. The Adviser seeks to disclose material conflicts of interest to our clients and prospective clients and seek to manage and mitigate conflicts through governance, oversight and the adoption of additional policies and procedures.
COMPENSATION
The Adviser’s compensation methodology for the portfolio managers consists of the following components:
Base Salary. Base salary is a fixed amount determined at the beginning of each calendar year. Each portfolio manager’s base salary is based upon the responsibilities of his or her position with the Adviser, years of service and contribution to the long-term performance of the Adviser.
Annual Cash Bonus. Portfolio managers generally participate in at least one and possibly more bonus programs of the Adviser.
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Employee Bonus Plan (“EBP”). Virtually every full-time employee of the Adviser participates in the EBP. The EBP provides for a possible incentive payment based upon the Adviser’s EBIT (earnings before interest and taxes) margin percentage compared to its budgeted EBIT margin percentage. Good control over costs is an important factor in achieving the EBP objectives.
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Senior Management Incentive Program (“SMIP”). Most senior professionals of the Adviser participate in the SMIP or a similar incentive plan. The objectives of the SMIP can vary from

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The Portfolio Managers

Harbor CapitalAdvisors, Inc. — Continued
year to year, although for front-line portfolio managers, objectives will include performance of the portfolios compared to benchmarks, performance against budgeted earnings and other objectives as may be determined from year to year.
Target percentages for both the EBP and SMIP are established as a percentage of each portfolio manager’s base salary. The percentages used in the calculation of both the EBP and SMIP are determined annually through a performance evaluation process based on qualitative and quantitative factors.
Harbor Cash Appreciation Rights (“H-CARs”). H-CARs represents a long-term incentive plan for senior personnel and certain other staff who have made, and are expected to make, significant contributions to the long-term value of the Adviser. H-CARs may be awarded each year and have an initial value expressed in dollars and equivalent H-CAR units. The value of the awards change over time based upon a formula linked to the Adviser’s pre-tax profitability, with the awards normally vesting in equal amounts over three and five years. Individual awards are typically determined based upon an assessment of the participant’s past and expected future contributions to the performance of the Adviser.
SECURITIES OWNERSHIP
As of September 13, 2021, Messrs. Gleich and Lerner did not beneficially own any shares of Harbor Disruptive Innovation ETF.

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The Distributor

Foreside Fund
Services, LLC
Foreside Fund Services, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

Distribution Plans
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to the Fund (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of investor services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. In addition, no such fee may be paid in the future without further approval by the Board. However, in the event that Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.

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Payments to Financial Intermediaries
Unaffiliated financial intermediaries, including broker-dealers, banks, trust companies, employee benefit plan and retirement plan administrators, may be compensated for providing distribution, recordkeeping and/or similar services to shareholders who hold their Fund shares through accounts that are maintained by the intermediary. Financial intermediary fees may be in the form of asset-based, transaction-based, or flat fees. The Adviser or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of shares of a Fund and for providing shareholder recordkeeping and other similar services to shareholders who hold their shares of a Fund through accounts that are maintained by the financial intermediaries.

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Code of Ethics

Code of Ethics
Harbor ETF Trust, the Adviser, and the Subadvisers have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees who have access to information concerning portfolio securities transactions of Harbor ETF Trust (“Access Persons”) from using that information for their personal benefit or to the disadvantage of Harbor ETF Trust. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor ETF Trust. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor ETF Trust, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
The Adviser relies on the Subadviser to fulfill its responsibility for monitoring the personal trading activities of the Subadviser’s personnel in accordance with the Subadviser’s code of ethics. The Subadviser provides Harbor ETF Trust’ Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code of ethics.

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Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings and the disclosure of statistical information about the Fund’s portfolio.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Fund’s recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principle, these policies and procedures prohibit the Fund and any service provider to the Fund, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of the Fund’s non-public portfolio holdings.
On each business day, before the opening of regular trading on the listing exchange, the Fund will provide a full list of holdings daily on harborfunds.com. In addition, a basket composition file, which includes the security names and share quantities or amounts to deliver in exchange for Fund shares and may overlap with actual or expected Fund holdings, is publicly disseminated via the National Securities Clearing Corporation (“NSCC”).
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by the Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Fund. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about the Fund or the Fund’s aggregate cash position. Statistical information includes information such as how the Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about the Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Fund. Specifically, statistical information derived from non-public portfolio holdings data may only be based on the Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of the Adviser are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Fund and to their representatives for the sole purpose of helping to explain the Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for the Fund than has previously been publicly disclosed to assist them in their assessment of the consistency of the investment process of the Subadviser and/or Adviser, as applicable, through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
The policies and procedures adopted by the Board of Trustees also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where the Fund or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of the Fund must authorize any such disclosure in those limited circumstances.
Harbor ETF Trust seeks to avoid potential conflicts between the interests of the Fund’s shareholders and those of the Fund’s service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of the Fund and its shareholders. Harbor ETF Trust seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Fund’s policies and procedures, including those governing the disclosure of portfolio information.

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Portfolio Holdings

Portfolio Holdings Disclosure Policy — Continued
The Adviser, the Subadviser and their affiliates may provide investment advice to clients (including funds) other than the Fund that have investment objectives that may be substantially similar to those of the Fund. These clients may have portfolios consisting of holdings substantially similar to those of the Fund and may be subject to different holdings disclosure policies.  These clients are not subject to the portfolio holdings disclosure policies and procedures described herein and do not owe the Adviser, Subadviser or Fund a duty of confidentiality with respect to disclosure of their portfolio holdings. The Adviser, Custodian, Distributor and other service providers to the Funds or the Adviser may receive non-public portfolio holdings information in the course of performing services to the Funds or the Adviser, but are subject to legal obligations to not disseminate or trade on non-public information concerning the Trust.

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Proxy Voting

Proxy Voting Policy
DELEGATED PROXY VOTING RESPONSIBILITY
Oversight
For Funds with a discretionary Subadviser, Harbor Capital Advisers, Inc. (“Harbor Capital”) delegates proxy voting to the Subadviser. In each instance where proxy voting responsibility has been delegated to one or more Subadvisers, Harbor Capital’s Legal and Compliance Team is responsible for the oversight with respect to such delegated responsibilities, including reviewing the proxy voting policies, procedures, and/or proxy voting guidelines of each such Subadviser (the “Subadviser Proxy Voting Guidelines”). The Legal and Compliance Team must determine that the Subadviser Proxy Voting Guidelines are reasonably designed to ensure that the Subadviser would be able to administer the proxy voting process generally and vote proxies specifically in a manner which would be in the best interests of the respective client before Harbor Capital will delegate proxy voting responsibility to a Subadviser. The Legal and Compliance Team will review any amendments to the Subadviser Proxy Voting Guidelines to ensure that the guidelines continue to meet that standard. Harbor Capital will not delegate voting authority to any third party that does not also serve in a fiduciary capacity. In addition, each Subadviser must accept the delegation of this responsibility.
Harbor Capital does not review individual voting decisions by the Subadvisers but considers their proxy voting policies, procedures, and/or guidelines as part of its overall assessment of the Subadviser’s compliance program. If Harbor Capital is not satisfied with the Subadviser’s overall performance, including as a result of proxy voting decisions which are not in Harbor Capital’s client’s best interests, Harbor Capital may recommend to the Board of Trustees the replacement of the Subadviser.
Harbor Capital will normally not be privy to a Subadviser’s proxy voting decision until after the vote is cast and the shareholder meeting has occurred. While Harbor Capital does retain the right to override any proxy voting decision by a Subadviser (when Harbor Capital believes that a voting decision would not be in the best interests of its client), Harbor Capital does not expect to be able to exercise that authority as a matter of course. Such an override could only occur in the unusual circumstance where the Subadviser consults with Harbor Capital prior to casting a vote.
The Subadvisers operate independently of each other and it is feasible that the Subadvisers will come to different voting decisions on the same or similar proposals. As long as the Subadvisers are acting in what they believe to be the best interests of the client when making their proxy voting decisions, Harbor Capital believes that the client will, as a whole, benefit from each Subadviser applying its own analysis to the proxy voting decision. Differences in such analyses may occur, for example, depending on whether a Subadviser considers a proxy advisory firm’s recommendations or additional information provided by an issuer during the proxy voting process.
Conflicts of Interest
Delegation of proxy voting responsibility to Subadvisers should generally adequately address any possible conflicts of interest with respect to Harbor Capital. In addition, as part of the Legal and Compliance Team’s review of the Subadviser Proxy Voting Guidelines, the Legal and Compliance Team seeks to ensure that the Subadviser has implemented its own procedures to monitor and resolve conflicts of interest in the proxy voting process.
Recordkeeping
For assets with respect to which proxy voting responsibilities have been delegated to one or more Subadvisers, each such Subadviser is responsible for retaining the materials regarding votes cast by them. Each Subadviser is required to provide to Harbor Capital, upon request, the necessary information regarding its proxy voting record to enable Harbor Capital to prepare the Form N-PX for the Subadvised Products. Harbor Capital will retain this information, along with each Subadviser’s Proxy Voting Guidelines and any certifications provided by the Subadvisers as to their compliance with their policies and procedures, for six years.
PROXY VOTING RESPONSIBILITY RETAINED BY HARBOR CAPITAL
In each instance where Harbor Capital has retained proxy voting authority, the Multi-Asset Solutions Team (“MAST”) will generally administer proxy voting. Harbor Capital is obligated to vote proxies in a manner consistent with its fiduciary duty to act in the best interests of shareholders. Normally, this means that MAST will vote or administer the voting of ballots in accordance with Harbor Capital’s proxy voting guidelines (the “Proxy Voting Guidelines”).
In order to facilitate the proxy voting process with respect to assets for which Harbor Capital retains proxy voting responsibilities, Harbor Capital engages a proxy advisory firm (the “Advisory Firm”) to provide research, analysis, and voting recommendation consistent with the Proxy Voting Guidelines. In addition, the Advisory Firm will provide research and reporting related to the proxy proposals.

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Proxy Voting

Proxy Voting Policy — Continued
Meeting Notification
Harbor Capital utilizes the Advisory Firm’s voting agent services to notify it of upcoming shareholder meetings for portfolio companies, to vote proxies on its behalf in accordance with Harbor Capital’s Proxy Voting Guidelines and to administer the transmission of votes. The Advisory Firm tracks and reconciles holdings against incoming proxy ballots. Meeting and record date information is updated daily through the Advisory Firm’s web-based application. The Advisory Firm also is responsible for maintaining copies of all proxy statements received and for promptly providing such materials upon Harbor Capital’s request. All efforts will be made to vote proxies in a timely manner, and any delay in voting a ballot will be investigated to determine the cause and how to prevent recurrence in the future.
Vote Determination
Ballots that are processed by the Advisory Firm will be voted in accordance with the Proxy Voting Guidelines. In evaluating certain corporate action proposals, MAST will gather information from a variety of sources, including, but not limited to, management or shareholders of a company presenting a proposal, and independent proxy research services (such as the Advisory Firm). Final authority and responsibility for proxy voting decisions rests with Harbor Capital, taking into account the Proxy Voting Guidelines and Harbor Capital’s fiduciary duty to act in the best interests of clients. MAST is responsible for maintaining documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.
Vote Execution, Monitoring of the Voting Process and Minutes
Ballots will be cast in accordance with the Proxy Voting Guidelines by the Advisory Firm. The Advisory Firm will then transmit the votes to the proxy agents or custodian banks.
While not expected to be a frequent occurrence, MAST can change a vote already submitted by the Advisory Firm, if necessary.
MAST is responsible for preparing minutes to document the rationale for instances where Harbor Capital voted against its policy and for decisions with respect to corporate actions. Such minutes will be retained for six years.
Conflicts of Interest
Where Harbor Capital retains proxy voting responsibilities, MAST has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of an account on the one hand and Harbor Capital and its affiliates, directors, officers, employees (and other similar persons) on the other hand.
If MAST determines that a conflict may exist, it will resolve the conflict as outlined below and promptly report the matter and its resolution to Harbor Capital’s Chief Compliance Officer. Harbor Capital is authorized to resolve any such conflict in a manner that is in the best interests of its clients. Normally, a conflict will be resolved in accordance with the following:
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If the proposal that gives rise to a conflict is specifically addressed in the Proxy Voting Guidelines, the proxy will be voted in accordance with the pre-determined Proxy Voting Guidelines, provided that such pre-determined guidelines involve little or no discretion on the part of MAST;
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MAST may disclose the conflict to Harbor Capital’s affected client and obtain the client’s consent before voting in the manner approved by such client;
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Harbor Capital may engage an independent third party to determine how the proxy should be voted; or
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Harbor Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) involved in the conflict and the person(s) making the voting decision in order to insulate the decision maker from the conflict.
A member of the Legal and Compliance Team will report all conflicts, and the resolution of such conflicts, to Harbor Capital’s Board of Directors on an annual basis, or more frequently if necessary.
Harbor Capital will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, MAST knew, or reasonably should have known, of the conflict at the time of the vote.
Recordkeeping
Where Harbor Capital retains proxy voting responsibilities, the Advisory Firm will serve as recordkeeper for all ballots processed through the Advisory Firm, including any research reports provided in the voting decisions. Harbor Capital will require sufficient information regarding its proxy voting record to enable the Legal and Compliance Team to prepare the Form N-PX for such products, if applicable.

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Proxy Voting

Proxy Voting Policy — Continued
PROXY VOTING INFORMATION
Information regarding how the Fund voted proxies relating to securities held by the Fund during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Harbor Funds’ toll-free number at 800-422-1050; (2) on Harbor Funds’ website at harborfunds.com; and (3) on the SEC’s website at sec.gov.
PROXY VOTING GUIDELINES
Harbor Capital will generally vote in accordance with Institutional Shareholder Services’ Proxy Voting Guidelines – Benchmark Policy Recommendations for both domestic and foreign markets.

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Portfolio Transactions

The Subadviser and/or Adviser, as applicable, is responsible for making specific decisions to buy and sell securities for the portion of Fund assets that it manages. The Subadviser and/or Adviser, as applicable, is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Subadviser and/or Adviser, as applicable, attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients taking into account such factors as the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
In certain instances there may be securities that are suitable for the Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Subadviser and/or Adviser, as applicable,. Investment decisions for the Fund and for other clients of the Subadviser and/or Adviser, as applicable, are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Harbor ETF Trust believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

Broker Commissions
The investment advisory fee that the Fund pays to the Adviser will not be reduced as a consequence of a Subadviser’s receipt of brokerage and research services. Subject to the applicable legal requirements, to the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to such Subadviser and/or Adviser, as applicable, in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to such Subadviser and/or Adviser, as applicable, in carrying out its obligations to the Fund.

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Net Asset Value

The NAV is the value of a single share. NAV is computed by adding the value of the Fund’s investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of Fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by the Fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day’s NAV nor the current day’s NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Exchange traded swaps are normally valued at the closing price from the exchange on which the swaps are principally traded. Forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers.
Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations, evaluated prices supplied by a pricing vendor or, in the absence of evaluated prices, prices provided by the Subadviser (where permitted under the Fund’s valuation procedures) are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.
It is possible that the fair value determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

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Net Asset Value

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Fund’s net asset values may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Fund will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Board of Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities.
The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of Harbor ETF Trust. Expenses with respect to any two or more funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily.

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Creations and Redemptions

The Fund issues and sells shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).
Although Creation Units and redemption proceeds will normally be delivered as described below, Creation Units or redemption proceeds may be delayed under certain circumstances, namely: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the NAV of Shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for shareholder protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. Any such suspension or postponement described above will be consistent with the Fund’s obligations under Section 22(e) of the Investment Company Act.
In its discretion, the Adviser reserves the right to increase or decrease the number of the Fund’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board of Trustees.
A “Business Day” with respect to the Fund is each day NYSE, the listing exchange, and the Trust are open, including any day that the Fund is required to be open under Section 22(e) of the Investment Company Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Fund’s Distributor to create or redeem Creation Units will only be accepted on a Business Day.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Fund reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted). The Fund reserves the right to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Fund also reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Fund Deposit
The consideration for purchase of Creation Units generally consists of a basket of securities and instruments (“Deposit Securities”) and/or a deposit of a specified cash payment (the “Cash Component”). Together, the Deposit Securities and Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The portfolio of securities required may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.
State Street Bank and Trust Company (the “Transfer Agent”), through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component (or cash deposit) to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Fund Deposit is made available.

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Fund Deposit — Continued
The Fund reserves the right to accept a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day, or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount) to be added to the Cash Component to replace any Deposit Security.

Procedures for Creating Creation Units
To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (a “Participant Agreement,” and such participants, an “Authorized Participant”). All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a participant of DTC (“DTC Participant”).
Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund must be received by the Transfer Agent by the closing time of the regular trading session of the listing exchange (ordinarily 4:00 p.m., Eastern time). A “Custom Order” may be placed by an Authorized Participant in the event that the Fund accepts (or delivers, in the case of a redemption) a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day. Custom Orders must be received by the Transfer Agent by 3:00 p.m. Eastern time or such earlier time as otherwise specified. The time by which an order must be submitted is referred to as the “order cutoff time.” On days when the exchange closes earlier than normal (such as the day before a holiday), the Fund require standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Fund may, but is not required to, permit Custom Orders until 4:00 p.m., Eastern time, or until the market close (in the event an exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.
Creation Units may be created in advance of the receipt by the Fund of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Fund consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified for the Fund. The Fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. The Fund will have no liability for any such shortfall. The Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Fund.
Those persons placing orders for Creation Units should ascertain any deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component. Orders for creation that are effected outside the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.
Orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable for domestic securities (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic securities (“Domestic Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Fund”) or procedures applicable to foreign securities (“Foreign Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Foreign Fund”).

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Creations and Redemptions

Placement of Creation Orders Using Clearing Process
Fund Deposits created through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement.
The Participant Agreement authorizes the Transfer Agent to transmit to NSCC on behalf of the Authorized Participant such trade instructions as are necessary to effect the Authorized Participant’s creation order. Pursuant to such trade instructions from the Transfer Agent to NSCC, the Authorized Participant agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner) and the Cash Component to the Fund by the second (2nd) Business Day, together with such additional information as may be required by the Transfer Agent and the Distributor. An order to create Creation Units of a Fund through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent (“T+2”).

Placement of Creation Orders Outside Clearing Process — Domestic Fund
Fund Deposits must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of the Fund need not be a broker-dealer or other participant in the Clearing Process (“Participating Party”), but such orders must state that the creation of Creation Units will be effected through a transfer of securities and/or cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund and the delivery of the Cash Component (if applicable) directly to the Transfer Agent through the Federal Reserve wire system, in each case no later than 11:00 a.m., Eastern time, on the next Business Day immediately following the Transmittal Date.
All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Fund, whose determination shall be final and binding. An order to create Creation Units of the Fund is deemed received by the Transfer Agent, and approved by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Transfer Agent does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent and approved by the Distributor.
Additional transaction fees may be imposed in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process — Foreign Fund
The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. The Custodian will cause the subcustodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Fund must also receive, on or before the Settlement Date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below. The “Settlement Date” for the Fund is generally the second Business Day following the Transmittal Date.
Once the Distributor has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

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Creations and Redemptions

Acceptance of Creation Orders
The Fund and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, for example if: (i) the order is not in proper form in accordance with the procedures set forth in the Participant Agreement; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of such Fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to such Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners of such Fund; or (vi) in the event that circumstances outside the control of the Fund, the Transfer Agent, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. None of the Fund, the Transfer Agent, the Distributor nor the Adviser are under any duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Creation Transaction Fee
A purchase transaction fee may be imposed for the transfer and other transaction costs associated with the issuance of Creation Units of shares. An Authorized Participant submitting a creation order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable creation transaction fees for the Funds. However, the Custodian may increase the standard creation transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian. Fixed and variable transaction fees payable in connection with creations and redemptions are collectively referred to as “Transaction Fees.”
Fund	Standard Creation Transaction Fee*	Maximum Variable Charge for Creations**
Harbor Disruptive Innovation ETF	$300 (in-kind transaction) / $100 (cash transaction)	2.00%
*
Applicable to in-kind purchases only.
**
As a percentage of the net asset value per Creation Unit purchased, inclusive of the standard creation transaction fee (if imposed).
In the case of cash creations or where the Fund permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed a variable charge as set forth above to compensate the Fund for the costs associated with purchasing the applicable securities. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Fund expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Fund makes Market Purchases, the Authorized Participant may be required to reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the Transaction Fees to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund. From time to time, all or a portion of the Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s investment of seed capital in the Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a creation transaction, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

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Creations and Redemptions

Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. The Fund will not redeem Shares in amounts less than Creation Units (except the Fund may redeem Shares in amounts less than a Creation Unit in the event such Fund is being liquidated). Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
With respect to the Fund, the Transfer Agent, through the NSCC, makes available prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.
Unless cash-only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Fund reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and/or cash published or transacted on a Business Day, or to substitute an amount of cash (a “cash-in-lieu” amount) to be added to the cash component to replace any Fund Security. Where “cash-in-lieu” is used, the amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
If the Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund Shares on a Business Day represent 25% or more of the outstanding Shares of the Fund, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

Redemption Transaction Fee
A redemption transaction fee may be imposed to offset transfer and other transaction costs. An Authorized Participant submitting a redemption order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable redemption transaction fees for the Fund. However, the Custodian may increase the standard redemption transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian.

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Creations and Redemptions

Redemption Transaction Fee — Continued
Fund	Redemption Transaction Fee*	Maximum Variable Charge For Redemptions**
Harbor Disruptive Innovation ETF	$300 (in-kind transaction) / $100 (cash transaction)	2.00%
*
Applicable to in-kind redemptions only.
**
As a percentage of the net asset value per Creation Unit redeemed, inclusive of the standard creation transaction fee (if imposed).
An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may be imposed as set forth above to compensate each Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Fund expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Fund makes Market Sales, the Authorized Participant may be required to reimburse the Fund for Transaction Costs. The Adviser may adjust the Transaction Fees to the extent the composition of the redemption securities changes or cash-in-lieu is added to the cash component to protect ongoing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. From time to time, all or a portion of the Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s redemption of seed capital invested in the Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

Placement of Redemption Orders Using Clearing Process
Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Transfer Agent after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Fund
Orders to redeem Creation Units of the Fund must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund need not be a Participating Party, but such orders must state that redemption of Creation Units of the Fund will be effected through transfer of Creation Units of the Fund directly through DTC.
An order to redeem Creation Units of the Fund is deemed received by the Transfer Agent, and accepted by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 11:00 a.m., Eastern time on such Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Redemption Orders Outside Clearing Process—Foreign Fund
Arrangements satisfactory to the Fund must be in place for the Participating Party to transfer the Creation Units through DTC on or before the Settlement Date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.
In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any Fund Securities are customarily traded, to which account such Fund Securities will be

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Creations and Redemptions

Placement of Redemption Orders Outside Clearing Process—Foreign Fund — Continued
delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Fund may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Regular Foreign Holidays
The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T + 2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Fund to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. The timing of settlement may also be affected by the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices. Because the portfolio securities of the Fund may trade on days that the Fund’s listing exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on an exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Book Entry Only System
DTC acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.
DTC, a limited-purpose trust company, was created to hold securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the Shares holdings of each DTC Participant. The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Creations and Redemptions

Book Entry Only System — Continued
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Fund makes other arrangements with respect thereto satisfactory to an exchange.

56

Tax Information

The Fund is treated as a separate taxpayer for federal income tax purposes.
The Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, the Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
Certain dividends and distributions declared by the Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by the Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from the Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally

57

Tax Information

is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Distributions from net investment income of the Fund may qualify in part for a 50% dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or the Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If the Fund acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to the Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to these Fund that would lessen the effect of these adverse tax consequences. However, such elections could also require these Fund to recognize income (which would have to be distributed to the Fund’s shareholders to avoid a tax on the Fund) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

58

Tax Information

The federal income tax rules applicable to certain investments or transactions within the Fund are unclear in certain respects, and the Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. The Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
Due to certain adverse tax consequences, the Fund’s does not intend, absent a change in applicable law, to acquire residual interests in REMICs. If the Fund invests in certain REITs or in REMIC residual interests, a portion of the Fund’s income may be classified as “excess inclusion income.” A shareholder that is otherwise not subject to tax may be taxable on their share of any such excess inclusion income as “unrelated business taxable income.” In addition, tax may be imposed on the Fund on the portion of any excess inclusion income allocable to any shareholders that are classified as disqualified organizations.
The Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in the Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. The Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, must provide their social security or other taxpayer identification numbers and certain required certifications. Backup withholding may be required at a rate of up to 24% of reportable payments, including dividends and capital gains distributions, if correct numbers and certifications are not provided or if a shareholder is notified by the IRS that they are subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, the Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable, is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from the Fund. Further, unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. The Fund does not expect to be a “U.S. real property holding corporation” as defined in Section 897(i)(c)(2) of the Code and, therefore, does not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If the Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 21% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
U.S. tax withholding (at a 30% rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable a determination of whether withholding is required.
For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Final regulations permit the Fund to pass through to non-corporate shareholders the character of ordinary REIT dividends so as to allow such shareholders to claim

59

Tax Information

this deduction. There currently is no mechanism for the Fund that invests in MLPs to similarly pass through to non-corporate shareholders the character of income derived from MLP investments. The likelihood and timing of any legislation or other guidance that would enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments is uncertain.
Under recently issued Treasury regulations, certain distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
In general, provided that the Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.
At the time of an investor’s purchase of the Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Sales are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a sale or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
The Fund may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. The Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Other funds may also be subject to foreign taxes with respect to their foreign investments. Such funds may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses.

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Tax Information

The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the sale of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of the Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.

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Organization and Capitalization

General
Harbor ETF Trust is an open-end investment company established as a Delaware statutory trust on April 13, 2021. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share or one vote per dollar of NAV, as determined by the Trustees with respect to a matter submitted to Shareholders. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and of any changes in fundamental investment restrictions or policies of the Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisers unaffiliated with the Adviser. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize the Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectus and this Statement of Additional Information do not purport to create any contractual obligations between Harbor ETF Trust or any Fund and its shareholders. Rather, shareholders’ rights under the prospectuses and Statement of Additional Information are based on federal and, as applicable, state securities laws. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund’s, including contracts with the Adviser and other service providers.

Shareholder and Trustee Liability
Harbor ETF Trust is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that no Fund will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Adviser. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Adviser or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Adviser shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Adviser and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

62

Custodian AND TRANSFER AGENT

State Street Bank and Trust Company
State Street Bank and Trust Company (“State Street”) has been retained to act as custodian of the Fund’s assets and, in that capacity, maintains certain financial and accounting records of the Fund. State Street has also been retained as the Fund’s transfer agent and dividend disbursing agent. State Street’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.

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Independent Registered Public Accounting Firm and Financial Statements

Ernst & Young LLP
Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as the Fund’s independent registered public accounting firm, providing audit and tax services. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

64

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborfunds.com
ETF.SAI.DI.0921

HARBOR ETF TRUST
PART C. OTHER INFORMATION
Item 28.	Exhibits
a.	(1)	Agreement and Declaration of Trust dated May 14, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021
	(2)	Certificate of Trust of Registrant dated April 13, 2021 – filed herewith
	(3)	Schedule A to Agreement and Declaration of Trust dated June 29, 2021 - filed herewith
b.		By-Laws dated April 13, 2021, filed with initial Registration Statement on May 6, 2021
c.		Article VI of the Agreement and Declaration of Trust dated May 14, 2021 and Article III of the By-Laws dated April 13, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021
d.	(1)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Scientific Alpha High-Yield ETF, Harbor Scientific Alpha Income ETF – dated September 16, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021

	(2)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Disruptive Innovation ETF – dated December 1, 2021 – filed herewith
	(3)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and BlueCove Limited – Harbor Scientific Alpha High-Yield ETF, Harbor Scientific Alpha Income ETF – filed herewith
(4)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and 4BIO Partners, LLP – Harbor Disruptive Innovation ETF – dated December 1, 2021 – filed herewith

(5)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and NZS Capital, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021 – filed herewith

(6)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Sands Capital Management, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021
– filed herewith

(7)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Tekne Capital Management, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021
– filed herewith

(8)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Westfield Capital Management Company, L.P. – Harbor Disruptive Innovation ETF – dated
December 1, 2021 – filed herewith

	(9)	Contractual Expense Limitation between the Registrant on behalf of Harbor Disruptive Innovation ETF and Harbor Capital Advisors, Inc., dated December 1, 2021 – filed herewith
e.	(1)	Distribution Agreement between Registrant and Foreside Fund Services, LLC, filed with Pre-Effective Amendment No. 1 on July 8, 2021
	(2)	Distribution Agreement Novation between Registrant and Foreside Fund Services, LLC – filed herewith
f.		None
g.		Custodian Agreement between the Registrant and State Street Bank and Trust Company – filed herewith
h.	(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company – filed herewith
	(2)	Form of Authorized Participant Agreement – filed herewith
i.		Legal Opinion of General Counsel – filed herewith
j.		Consent of Independent Registered Public Accounting Firm – filed herewith
k.		None
l.		Subscription Letter Related to Initial Capital provided by Harbor Capital Advisors, Inc. – filed herewith
m.		Distribution Plan adopted May 17, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021
n.		Not applicable
o.		Power of Attorney dated May 21, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021
p.	(1)	Harbor Capital Advisors, Inc. Code of Ethics and Standards of Conduct dated November 1, 2020, filed with initial Registration Statement on May 6, 2021
	(2)	Harbor ETF Trust Code of Ethics and Standards of Conduct dated September 1, 2021 – filed herewith
	(3)	BlueCove Limited Code of Ethics dated May 13, 2021 – filed herewith
	(4)	4BIO Partners LLP Code of Ethics – filed herewith
	(5)	NZS Capital, LLC Code of Ethics – filed herewith
	(6)	Sands Capital Management, LLC Code of Ethics – filed herewith
	(7)	Tekne Capital Management, LLC Code of Ethics – filed herewith

(8)	Westfield Capital Management Company, L.P. Code of Ethics – filed herewith

Item 29. Persons Controlled by or Under Common Control with Registrant
None
Item 30. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser” section in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.
The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.
For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Subadviser, reference is made to the Form ADV, as amended, filed under the Investment Advisers Act of 1940, which is incorporated herein by reference. The file number for the Subadviser is listed below.
File Number	Subadviser
801-121342	4BIO Partners LLP
801-121056	BlueCove Limited
801-119089	NZS Capital, LLC
801-64820	Sands Capital Management, LLC
801-76834	Tekne Capital Management, LLC
801-69413	Westfield Capital Management Company, L.P.
Item 32. Principal Underwriter
1.
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.
ABS Long/Short Strategies Fund
2.
Absolute Shares Trust
3.
AdvisorShares Trust
4.
AGF Investments Trust (f/k/a FQF Trust)
5.
AIM ETF Products Trust
6.
AlphaCentric Prime Meridian Income Fund
7.
American Century ETF Trust
8.
American Customer Satisfaction ETF, Series of ETF Series Solutions
9.
Amplify ETF Trust

10.
ARK ETF Trust
11.
ASYMmetric ETFs Trust
12.
Bluestone Community Development Fund (f/k/a The 504 Fund)
13.
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
14.
Bridgeway Funds, Inc.
15.
Brinker Capital Destinations Trust
16.
Cabot Equity Growth ETF, Series of Listed Funds Trust
17.
Calamos Convertible and High Income Fund
18.
Calamos Convertible Opportunities and Income Fund
19.
Calamos Global Total Return Fund
20.
Carlyle Tactical Private Credit Fund
21.
Center Coast Brookfield MLP & Energy Infrastructure Fund
22.
Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
23.
Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
24.
Cliffwater Corporate Lending Fund
25.
CornerCap Group of Funds
26.
Davis Fundamental ETF Trust
27.
Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
28.
Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
29.
Defiance Next Gen H2 ETF, Series of ETF Series Solutions
30.
Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
31.
Defiance Quantum ETF, Series of ETF Series Solutions
32.
Direxion Shares ETF Trust
33.
Eaton Vance NextShares Trust
34.
Eaton Vance NextShares Trust II
35.
EIP Investment Trust
36.
Ellington Income Opportunities Fund
37.
EntrepreneurShares Series Trust
38.
Esoterica Thematic ETF Trust
39.
ETF Opportunities Trust
40.
Evanston Alternative Opportunities Fund
41.
Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
42.
Fiera Capital Series Trust
43.
FlexShares Trust

44.
Forum Funds
45.
Forum Funds II
46.
Friess Small Cap Growth Fund, Series of Managed Portfolio Series
47.
Guinness Atkinson Funds
48.
Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
49.
Infinity Core Alternative Fund
50.
Innovator ETFs Trust
51.
Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
52.
Ironwood Institutional Multi-Strategy Fund LLC
53.
Ironwood Multi-Strategy Fund LLC
54.
IVA Fiduciary Trust
55.
John Hancock Exchange-Traded Fund Trust
56.
Mairs & Power Funds Trust
57.
Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
58.
Manor Investment Funds
59.
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
60.
Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
61.
Morningstar Funds Trust
62.
OSI ETF Trust
63.
Overlay Shares Core Bond ETF, Series of Listed Funds Trust
64.
Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
65.
Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
66.
Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
67.
Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
68.
Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
69.
Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
70.
Pacific Global ETF Trust
71.
Palmer Square Opportunistic Income Fund
72.
Partners Group Private Income Opportunities, LLC
73.
PENN Capital Funds Trust
74.
Performance Trust Mutual Funds, Series of Trust for Professional Managers
75.
Plan Investment Fund, Inc.
76.
PMC Funds, Series of Trust for Professional Managers
77.
Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions

78.
Quaker Investment Trust
79.
Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
80.
Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
81.
Renaissance Capital Greenwich Funds
82.
Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
83.
RMB Investors Trust (f/k/a Burnham Investors Trust)
84.
Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
85.
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
86.
Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
87.
Roundhill MVP ETF, Series of Listed Funds Trust
88.
Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
89.
Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
90.
Salient MF Trust
91.
Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
92.
Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
93.
Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
94.
SharesPost 100 Fund
95.
Six Circles Trust
96.
Sound Shore Fund, Inc.
97.
Strategy Shares
98.
Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
99.
Syntax ETF Trust
100.
The Chartwell Funds
101.
The Community Development Fund
102.
The Relative Value Fund
103.
The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
104.
Third Avenue Trust
105.
Third Avenue Variable Series Trust
106.
Tidal ETF Trust
107.
TIFF Investment Program
108.
Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
109.
Timothy Plan International ETF, Series of The Timothy Plan
110.
Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
111.
Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

112.
Transamerica ETF Trust
113.
Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
114.
Trend Aggregation Conservative ETF, Series of Collaborative Investment Series Trust
115.
Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust
116.
Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
117.
Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
118.
TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
119.
TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
120.
TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
121.
TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
122.
TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
123.
TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
124.
TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
125.
TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
126.
TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
127.
TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
128.
TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
129.
TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
130.
TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
131.
U.S. Global Investors Funds
132.
Variant Alternative Income Fund
133.
VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
134.
VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
135.
VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
136.
VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
137.
VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
138.
VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
139.
VictoryShares Protect America ETF, Series of Victory Portfolios II
140.
VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
141.
VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
142.
VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
143.
VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
144.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
145.
VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

146.
VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
147.
VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
148.
VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
149.
VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
150.
VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
151.
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
152.
VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
153.
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
154.
VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
155.
West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
156.
WisdomTree Trust
157.
WST Investment Trust
158.
XAI Octagon Floating Rate & Alternative Income Term Trust
(b)
The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Foreside Fund Services, LLC:
Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Richard J. Berthy	Three Canal Plaza Suite 100 Portland, Maine 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza Suite 100 Portland, Maine 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Avenue Suite 2200 Milwaukee, Wisconsin 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, Pennsylvania 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza Suite 100 Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza Suite 100 Portland, Maine 04101	Secretary	None
(c)
Not applicable
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant and Harbor Capital Advisors, Inc., which are located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by the Funds’ Subadvisers at their respective locations identified in this Registration Statement.
Records relating to the duties of the Registrant’s custodian and transfer agent are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.

Item 34. Management Services
None
Item 35. Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this filing to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on September 10, 2021.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	September 10, 2021
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 10, 2021
/s/ Scott M. Amero* Scott M. Amero	Trustee	September 10, 2021
/s/ Donna J. Dean* Donna J. Dean	Trustee	September 10, 2021
/s/ Randall A. Hack* Randall A. Hack	Trustee	September 10, 2021
/s/ Robert Kasdin* Robert Kasdin	Trustee	September 10, 2021
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	September 10, 2021
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	September 10, 2021
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	September 10, 2021
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: September 10, 2021
* Pursuant to Powers of Attorney dated May 21, 2021 filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on July 8, 2021.